                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6200

                      Schwab Investments - Schwab 1000 Fund
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Evelyn Dilsaver
                               Schwab Investments
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: October 31

Date of reporting period:  October 31, 2004

ITEM 1: REPORT(S) TO SHAREHOLDERS.

SCHWAB EQUITY INDEX FUNDS

      ANNUAL REPORT
      October 31, 2004

      Schwab S&P 500 Fund

      Schwab 1000 Fund(R)

      Schwab Small-Cap
      Index Fund(R)

      Schwab Total Stock Market
      Index Fund(R)

      Schwab International
      Index Fund(R)


                                                           [CHARLES SCHWAB LOGO]

Five ways to put the power of the stock market in your portfolio--with some of the lowest expenses in the industry.

IN THIS REPORT

   Management's Discussion..................................................   2
      The president of SchwabFunds(R) and the funds' managers take a look at the factors that shaped fund performance during the report period.

      Performance at a Glance..........   5

      Schwab S&P 500 Fund
      Investor Shares: SWPIX Select Shares(R): SWPPX e.Shares(R): SWPEX

      The fund's goal is to track the total return of the S&P 500(R)
      Index. 1

      Performance and Fund Facts.......   7
      Financial Statements.............  25

   Schwab 1000 Fund(R)
      Investor Shares: SNXFX Select Shares: SNXSX

      The fund's goal is to match the total return of the Schwab 1000
      Index(R).

      Performance and Fund Facts.......  11
      Financial Statements.............  35

   Schwab Small-Cap Index Fund(R)
      Investor Shares: SWSMX Select Shares: SWSSX

      The fund's goal is to track the total return of small capitalization U.S. stocks, as measured by the Schwab Small-Cap Index(R).

      Performance and Fund Facts.......  14
      Financial Statements.............  44

   Schwab Total Stock Market Index Fund(R)
      Investor Shares: SWTIX Select Shares: SWTSX

      The fund's goal is to track the total return of the entire U.S. stock market, as measured by the Dow Jones Wilshire 5000 Composite Index(SM). 2

      Performance and Fund Facts.......  17
      Financial Statements.............  53

   Schwab International Index Fund(R)
      Investor Shares: SWINX Select Shares: SWISX

      The fund's goal is to track the total return of large, publicly traded non-U.S. companies from countries with developed equity markets outside the United States, as measured by the Schwab International Index(R).

      Performance and Fund Facts.......  20
      Financial Statements.............  63

   Fund Expenses............................................................  23

   Financial Notes..........................................................  71

   Fund Trustees............................................................  77

   Glossary.................................................................  80

  Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM) Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

1 Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R) and 500(R) are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

2 "Dow Jones", "Wilshire", "The DJW 5000(SM)", "The Dow Jones Wilshire 5000(SM)" and "The Dow Jones Wilshire 5000 Composite Index(SM)" are service marks of Dow Jones & Company, Inc. and Wilshire Associates Incorporated. The Schwab Total Stock Market Index Fund, based on The Dow Jones Wilshire 5000 Composite Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones or Wilshire; and, neither Dow Jones nor Wilshire makes any representation regarding the advisability of investing in such a product.

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

FROM THE CHAIRMAN

Dear Shareholder:

As we get ready for 2005, I want to remind you that you might want to add one more item to your list of New Year's resolutions--to review and, if necessary, rebalance your investment portfolio. After all, staying on track is as important in investing as it is in any other part of life. No matter whether it's a good or bad investment climate, you need to make sure that you own a diversified mix of investments and that your asset allocation matches your individual goals, time frame and tolerance for risk.

One efficient way to be diversified is by owning a broad-based mutual fund. Equity mutual funds also can help you to diversify the stock side of your portfolio. While our experienced portfolio managers adhere to each fund's objective, it still is important to review your portfolio to make sure the holdings in your funds don't overlap and you're not overconcentrated in one asset class.

On a final note, I'm very happy to announce that Evelyn Dilsaver has been named CEO and President of SchwabFunds(R). Although new to the position, Evelyn is no stranger to SchwabFunds, having been an officer in several other capacities at Schwab. Her broad experience in product creation, coupled with a comprehensive understanding of your financial needs and her commitment to you, make her the ideal candidate for her new role.

Thank you for investing with us.

Sincerely,

/s/ Charles Schwab

MANAGEMENT'S DISCUSSION for the year ended October 31, 2004

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of each of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder:

I am very excited about my new role as President and CEO of SchwabFunds(R). I believe that my experience at Schwab has prepared me well for this role, as each position has been focused on meeting the needs of our clients. I promise that I will continue on this path and that my goal is to offer you even better service and more relevant choices.

When we discuss SchwabFunds with our clients, for example, we often hear that you want to know that you're getting excellent value. Oftentimes, we find that shareholders are unaware that some of the more popular SchwabFunds offer Select Shares(R), a share class that carries lower expenses in exchange for higher investment minimums.

My plan is to build on this legacy of value and continue to offer unique investment solutions to help you meet your financial goals.

I also want to let you know that we plan to continue to provide and expand information on SchwabFunds on schwab.com. Providing this information is one of the many ways we help individual investors choose investments that are appropriate for their financial goals and time horizons.

I look forward to serving you in my new role. I also want to remind you that your trust is very important to us, and I will do all I can to earn and maintain that trust. Thank you for investing in SchwabFunds.

Sincerely,

/s/ Evelyn Dilsaver


2 Schwab Equity Index Funds

[PHOTO OF JEFFREY MORTIMER]

JEFFREY MORTIMER, CFA, senior vice president and chief investment officer, equities, of the investment adviser is responsible for the overall management of each of the funds. Prior to joining the firm in October 1997, he worked for more than nine years in asset management.

[PHOTO OF LARRY MANO]

LARRY MANO, a director and a portfolio manager, is responsible for the day-to-day management of the funds. Prior to joining the firm in 1998, he worked for 20 years in equity management.

THE INVESTMENT ENVIRONMENT AND THE FUNDS

THE ENCOURAGING ECONOMIC NEWS THAT WAS REPORTED TOWARD THE END OF 2003 CONTINUED TO IMPROVE INTO 2004. Businesses added to their inventories, factory orders rose and production gained some strength. Retail sales continued to rise and higher commodity prices were holding. Mortgage refinancing activity, while still significant, waned as mortgage rates inched slightly upward. And finally, the last piece of the economic puzzle--job growth--began to pick up some steam.
In fact, aside from a "soft patch" in early summer, the economy was clicking on all cylinders.

With the economic recovery more broad-based, investors, who only a year ago feared deflation, started to worry about inflation. Their inflationary concerns were based on surging oil prices, which had hit an all-time high amid fears of supply interruptions. And while commodity prices moderated somewhat later in the report period, previous increases started to show up in broad measures of inflation. Labor costs also were beginning to rise. Nonetheless, the Federal Reserve (the Fed) continued to hold the Fed funds rate near a 45-year low until June 2004.

While third-quarter GDP moved in the right direction, up to an annualized 3.7% from 3.3% in second quarter, higher commodity prices had effectively eroded many consumers' purchasing power. Geopolitical events also had wreaked havoc on oil markets and, after a brief decline in the price of oil following OPEC's decision to boost production, a confluence of supply concerns and robust global demand pushed crude to new highs. In addition to these issues, daily headlines about terrorism and the fierce run for the White House all added up to an uncomfortable sense of uncertainty, keeping many investors on the sidelines.

Despite all these concerns, which escalated toward the end of the report period, the strength of the market early in the period, combined with strong second- and third-quarter valuations and earnings resulted in a positive showing for equities.


                                                     Schwab Equity Index Funds 3

MANAGEMENT'S DISCUSSION continued

      The strength of the market early in the period, combined with strong second- and third-quarter valuations and earnings resulted in a positive showing for equities.

More specifically, the S&P 500(R) Index was up 9.42% for the 12-month report period, while the Russell 2000(R) Index was up 11.73%. In terms of style, value edged out growth early in the period and gained momentum, significantly outperforming growth at the end of the period.

THE SCHWAB S&P 500 FUND ended the 12-month report period up 9.03%, closely tracking its benchmark, the S&P 500(R) Index, which was up 9.42%. Interestingly, most of this appreciation occurred during the beginning of the report period. Since then--starting in February 2004--the market traded in a relatively narrow trading range. During the report period, the price of crude oil increased substantially, making energy-related stocks, which were up 44.49%, the top performers in the fund. Exxon Mobil Corp. and ChevronTexaco Corp. were the biggest contributors to returns. On the flip side, the Information Technology sector continued to have problems and was down 0.88%, the only sector to have a net negative return. Hurting returns the most was technology giant Intel Corp., which was down 32.30% for the report period.

ASSET CLASS PERFORMANCE COMPARISON  % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

 9.42%  S&P 500(R) INDEX: measures U.S. large-cap stocks

11.73%  RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

18.84% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

 5.53%  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

[LINE GRAPH]

                                                                 LEHMAN
                   S&P          RUSSELL          MSCI-          BROTHERS
                  500(R)        2000(R)         EAFE(R)      U.S. AGGREGATE
                  INDEX          INDEX           INDEX         BOND INDEX
31-Oct-03          0.00           0.00            0.00             0.00
07-Nov-03          0.29           2.82            0.78            -0.63
14-Nov-03          0.08           0.94            1.80             0.61
21-Nov-03         -1.33          -0.38            0.15             0.86
28-Nov-03          0.88           3.55            2.22             0.24
05-Dec-03          1.24           2.14            4.70             0.95
12-Dec-03          2.48           3.80            5.04             0.97
19-Dec-03          3.90           3.68            6.46             1.50
26-Dec-03          4.59           5.21            7.84             1.53
02-Jan-04          5.85           6.40           10.98             0.81
09-Jan-04          7.16           9.14           13.86             2.16
16-Jan-04          8.89          12.04           12.31             2.46
23-Jan-04          9.07          13.13           15.10             2.33
30-Jan-04          8.12          10.24           11.77             2.07
06-Feb-04          9.26          10.89           13.33             2.35
13-Feb-04          9.63          11.12           15.41             2.80
20-Feb-04          9.49          10.13           15.13             2.64
27-Feb-04          9.62          11.23           14.35             3.18
05-Mar-04         10.80          13.90           16.17             3.85
12-Mar-04          7.38          10.77           11.07             4.12
19-Mar-04          6.36           8.49           13.10             4.07
26-Mar-04          6.20           8.91           12.52             3.88
02-Apr-04          9.47          14.78           16.39             2.72
09-Apr-04          9.27          13.73           16.44             2.62
16-Apr-04          8.83          10.99           15.04             2.03
23-Apr-04          9.42          12.39           14.61             1.51
30-Apr-04          6.27           6.54           12.39             1.25
07-May-04          5.47           4.43           10.88            -0.19
14-May-04          5.27           3.54            6.99             0.03
21-May-04          5.09           3.93            9.59             0.21
28-May-04          7.73           8.24           12.63             0.84
04-Jun-04          7.95           8.15           12.87             0.36
11-Jun-04          9.32           8.43           13.42             0.32
18-Jun-04          9.21           8.73           14.66             0.78
25-Jun-04          9.18          12.01           15.45             1.18
02-Jul-04          8.35          11.13           15.27             2.16
09-Jul-04          7.18           7.52           15.10             2.22
16-Jul-04          6.10           5.96           14.50             2.69
23-Jul-04          4.64           2.87           10.84             2.41
30-Jul-04          6.19           5.20           11.50             2.42
06-Aug-04          2.58          -0.81           10.63             3.63
13-Aug-04          2.74          -1.21            9.57             3.72
20-Aug-04          6.01           4.63           11.08             3.79
27-Aug-04          6.95           5.36           12.29             3.89
03-Sep-04          7.56           6.26           12.42             3.70
10-Sep-04          8.58           8.88           14.40             4.31
17-Sep-04          9.07           9.54           14.32             4.59
24-Sep-04          7.31           8.18           13.88             4.93
01-Oct-04          9.41          11.89           16.43             4.38
08-Oct-04          8.56          10.13           17.91             4.79
15-Oct-04          7.23           8.95           16.46             5.20
22-Oct-04          6.03           8.64           17.65             5.54
29-Oct-04          9.42          11.73           18.84             5.53
31-Oct-04          9.42          11.73           18.84             5.53

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results. Data source: Charles Schwab & Co., Inc.


4 Schwab Equity Index Funds

PERFORMANCE AT A GLANCE
Total return for the 12 months ended 10/31/04

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

SCHWAB S&P 500 FUND
Investor Shares............        9.03%
Select(R) Shares...........        9.25%
e.Shares(R)................        9.10%
Benchmark..................        9.42%

Performance Details........    pages 7-9

SCHWAB 1000 FUND(R)
Investor Shares............        8.78%
Select Shares..............        8.90%
Benchmark..................        9.23%

Performance Details........  pages 11-12

SCHWAB SMALL-CAP INDEX FUND(R)
Investor Shares............        9.98%
Select Shares..............       10.16%
Benchmark..................       10.38%

Performance Details........  pages 14-15

SCHWAB TOTAL STOCK MARKET
INDEX FUND(R)
Investor Shares............        9.93%
Select Shares..............       10.16%
Benchmark..................       10.00%

Performance Details........  pages 17-18

SCHWAB INTERNATIONAL INDEX FUND(R)
Investor Shares............       18.40%
Select Shares..............       18.56%
Benchmark..................       19.32%

Performance Details........  pages 20-21

THE SCHWAB 1000 FUND was up 8.78% for the report period, tracking its benchmark, the Schwab 1000 Index(R), which was up 9.23%. During the report period, the price of crude oil increased substantially, making energy-related stocks, which were up 44.49%, the top performers in the fund. Exxon Mobil Corp. and ChevronTexaco Corp. were the biggest contributors to returns. On the flip side, the Information Technology sector continued to have problems and was down 0.88%, the only sector to have a net negative return. Hurting returns the most was technology giant Intel Corp., which was down 32.30% for the report period.

THE SCHWAB SMALL-CAP INDEX FUND was up 9.98% for the period, closely tracking its benchmark, the Schwab Small-Cap Index(R). The price of oil impacted performance significantly, and just as its larger-cap cohorts rallied in the Energy sector, so, too, did small-cap. Energy was up 66.00%, with Tesoro Petroleum Corp. and Quicksilver Resources, Inc. having the biggest positive impact. The Telecommunications sector fell approximately 36.22%, with Primus Telecommunications and Dobson Communications Corp. having the most negative impact.

THE SCHWAB TOTAL STOCK MARKET INDEX FUND was up 9.93% for the 12-month report period, closely tracking its benchmark, the Dow Jones Wilshire 5000 Composite Index(SM). The best performing sectors were Energy and Utilities, with Exxon Mobil Corp. and TXU Corp. (Utilities) contributing most to returns. The fund also benefited from its exposure to small-cap stocks, which led the market for most of the report period. The worst performing sectors were Information Technology and Health Care, with Intel Corp. and Merck & Co. negatively impacting returns.

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

Expenses may be partially absorbed by CSIM and Schwab. Without these reductions, the funds' total returns would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Small company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.


                                                     Schwab Equity Index Funds 5

MANAGEMENT'S DISCUSSION continued

      All countries in the International Index Fund, as well as all sectors, posted positive returns.

THE SCHWAB INTERNATIONAL INDEX FUND was up 18.40% for the period, slightly trailing its benchmark, the Schwab International Index(R). All countries in the fund, as well as all sectors, posted positive returns. The best performing countries were Belgium, Sweden, Italy and Spain. The worst performing country was Japan but it still posted an 8.00% gain. The best sectors were Energy and Utilities. The worst performing sector was Information Technology, which also still was positive for the 12-month period.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


6 Schwab Equity Index Funds

SCHWAB S&P 500 FUND

INVESTOR SHARES PERFORMANCE as of 10/31/04

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                          Fund:    Benchmark:   Fund Category:
                        INVESTOR   S&P 500(R)     MORNINGSTAR
                         SHARES      INDEX      LARGE-CAP BLEND
1 YEAR                     9.03%      9.42%           7.89%
5 YEARS                   -2.50%     -2.21%          -1.72%
SINCE INCEPTION: 5/1/96    7.92%      8.33%           6.80%

                                                1 YEAR                              5 YEARS                     SINCE INCEPTION
                                          Fund:      Fund Category:        Fund:      Fund Category:        Fund:    Fund Category:
                                        INVESTOR       MORNINGSTAR       INVESTOR       MORNINGSTAR       INVESTOR     MORNINGSTAR
TOTAL RETURNS AFTER TAX                  SHARES      LARGE-CAP BLEND      SHARES      LARGE-CAP BLEND      SHARES    LARGE-CAP BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)        8.82%           5.88%           -2.87%           -2.76%           7.55%          n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)       6.12%           4.04%           -2.31%           -1.93%           6.75%          n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark.

[LINE GRAPH]

$19,123  INVESTOR SHARES
$19,753  S&P 500(R) INDEX

                                   S&P
               INVESTOR           500(R)
                SHARES            INDEX
01-May-96       $10,000          $10,000
31-May-96       $10,250          $10,257
30-Jun-96       $10,290          $10,296
31-Jul-96        $9,840           $9,841
31-Aug-96       $10,040          $10,049
30-Sep-96       $10,600          $10,613
31-Oct-96       $10,880          $10,906
30-Nov-96       $11,690          $11,731
31-Dec-96       $11,462          $11,498
31-Jan-97       $12,157          $12,216
28-Feb-97       $12,248          $12,312
31-Mar-97       $11,744          $11,808
30-Apr-97       $12,430          $12,511
31-May-97       $13,186          $13,272
30-Jun-97       $13,760          $13,867
31-Jul-97       $14,849          $14,969
31-Aug-97       $14,012          $14,131
30-Sep-97       $14,778          $14,904
31-Oct-97       $14,284          $14,406
30-Nov-97       $14,930          $15,073
31-Dec-97       $15,184          $15,332
31-Jan-98       $15,357          $15,502
28-Feb-98       $16,455          $16,620
31-Mar-98       $17,289          $17,471
30-Apr-98       $17,452          $17,647
31-May-98       $17,147          $17,344
30-Jun-98       $17,838          $18,048
31-Jul-98       $17,645          $17,857
31-Aug-98       $15,092          $15,278
30-Sep-98       $16,058          $16,257
31-Oct-98       $17,340          $17,579
30-Nov-98       $18,387          $18,645
31-Dec-98       $19,443          $19,718
31-Jan-99       $20,253          $20,543
28-Feb-99       $19,617          $19,904
31-Mar-99       $20,397          $20,700
30-Apr-99       $21,176          $21,501
31-May-99       $20,663          $20,994
30-Jun-99       $21,812          $22,159
31-Jul-99       $21,125          $21,467
31-Aug-99       $21,012          $21,360
30-Sep-99       $20,428          $20,775
31-Oct-99       $21,709          $22,090
30-Nov-99       $22,150          $22,539
31-Dec-99       $23,448          $23,866
31-Jan-00       $22,266          $22,668
29-Feb-00       $21,841          $22,239
31-Mar-00       $23,967          $24,414
30-Apr-00       $23,241          $23,679
31-May-00       $22,753          $23,194
30-Jun-00       $23,313          $23,767
31-Jul-00       $22,940          $23,396
31-Aug-00       $24,361          $24,849
30-Sep-00       $23,075          $23,537
31-Oct-00       $22,971          $23,438
30-Nov-00       $21,156          $21,591
31-Dec-00       $21,261          $21,697
31-Jan-01       $22,014          $22,467
28-Feb-01       $19,996          $20,418
31-Mar-01       $18,730          $19,124
30-Apr-01       $20,174          $20,610
31-May-01       $20,310          $20,748
30-Jun-01       $19,808          $20,244
31-Jul-01       $19,609          $20,045
31-Aug-01       $18,375          $18,790
30-Sep-01       $16,890          $17,272
31-Oct-01       $17,204          $17,602
30-Nov-01       $18,521          $18,952
31-Dec-01       $18,678          $19,119
31-Jan-02       $18,403          $18,840
28-Feb-02       $18,044          $18,476
31-Mar-02       $18,710          $19,171
30-Apr-02       $17,579          $18,009
31-May-02       $17,442          $17,876
30-Jun-02       $16,195          $16,603
31-Jul-02       $14,938          $15,310
31-Aug-02       $15,023          $15,409
30-Sep-02       $13,396          $13,734
31-Oct-02       $14,568          $14,943
30-Nov-02       $15,424          $15,823
31-Dec-02       $14,516          $14,894
31-Jan-03       $14,130          $14,504
28-Feb-03       $13,915          $14,286
31-Mar-03       $14,044          $14,425
30-Apr-03       $15,202          $15,614
31-May-03       $15,995          $16,436
30-Jun-03       $16,188          $16,647
31-Jul-03       $16,478          $16,940
31-Aug-03       $16,788          $17,270
30-Sep-03       $16,606          $17,087
31-Oct-03       $17,539          $18,054
30-Nov-03       $17,689          $18,213
31-Dec-03       $18,601          $19,167
31-Jan-04       $18,938          $19,520
29-Feb-04       $19,199          $19,791
31-Mar-04       $18,906          $19,493
30-Apr-04       $18,601          $19,187
31-May-04       $18,851          $19,449
30-Jun-04       $19,210          $19,827
31-Jul-04       $18,569          $19,170
31-Aug-04       $18,645          $19,247
30-Sep-04       $18,840          $19,455
31-Oct-04       $19,123          $19,753

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/04 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                     Schwab Equity Index Funds 7

SCHWAB S&P 500 FUND

SELECT SHARES(R) PERFORMANCE as of 10/31/04

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                          Fund:   Benchmark:    Fund Category:
                         SELECT   S&P 500(R)     MORNINGSTAR
                         SHARES     INDEX      LARGE-CAP BLEND
1 YEAR                    9.25%      9.42%          7.89%
5 YEARS                  -2.34%     -2.21%         -1.72%
SINCE INCEPTION: 5/19/97  5.55%      5.74%          1.14%

                                                     1 YEAR                        5 YEARS                    SINCE INCEPTION
                                            Fund:      Fund Category:      Fund:      Fund Category:      Fund:      Fund Category:
                                           SELECT       MORNINGSTAR       SELECT       MORNINGSTAR       SELECT       MORNINGSTAR
TOTAL RETURNS AFTER TAX                    SHARES     LARGE-CAP BLEND     SHARES     LARGE-CAP BLEND     SHARES     LARGE-CAP BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)          9.02%          5.88%          -2.75%          -2.76%          5.14%          n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)         6.28%          4.04%          -2.20%          -1.93%          4.58%          n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $25,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $25,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark.

[LINE GRAPH]

$37,405  SELECT SHARES
$37,900  S&P 500(R) INDEX

                                             S&P
                          SELECT            500(R)
                          SHARES            INDEX
19-May-97                 $25,000          $25,000
31-May-97                 $25,468          $25,465
30-Jun-97                 $26,595          $26,606
31-Jul-97                 $28,698          $28,721
31-Aug-97                 $27,083          $27,113
30-Sep-97                 $28,560          $28,596
31-Oct-97                 $27,608          $27,641
30-Nov-97                 $28,873          $28,920
31-Dec-97                 $29,373          $29,418
31-Jan-98                 $29,688          $29,744
28-Feb-98                 $31,830          $31,889
31-Mar-98                 $33,440          $33,522
30-Apr-98                 $33,775          $33,860
31-May-98                 $33,185          $33,278
30-Jun-98                 $34,520          $34,629
31-Jul-98                 $34,148          $34,262
31-Aug-98                 $29,218          $29,314
30-Sep-98                 $31,083          $31,193
31-Oct-98                 $33,578          $33,729
30-Nov-98                 $35,623          $35,773
31-Dec-98                 $37,670          $37,834
31-Jan-99                 $39,238          $39,415
28-Feb-99                 $38,008          $38,190
31-Mar-99                 $39,515          $39,717
30-Apr-99                 $41,043          $41,254
31-May-99                 $40,070          $40,281
30-Jun-99                 $42,273          $42,516
31-Jul-99                 $40,943          $41,190
31-Aug-99                 $40,745          $40,984
30-Sep-99                 $39,615          $39,860
31-Oct-99                 $42,115          $42,384
30-Nov-99                 $42,968          $43,245
31-Dec-99                 $45,500          $45,792
31-Jan-00                 $43,210          $43,494
29-Feb-00                 $42,385          $42,670
31-Mar-00                 $46,525          $46,843
30-Apr-00                 $45,118          $45,433
31-May-00                 $44,175          $44,502
30-Jun-00                 $45,258          $45,601
31-Jul-00                 $44,555          $44,890
31-Aug-00                 $47,328          $47,678
30-Sep-00                 $44,818          $45,161
31-Oct-00                 $44,615          $44,971
30-Nov-00                 $41,100          $41,427
31-Dec-00                 $41,328          $41,630
31-Jan-01                 $42,770          $43,108
28-Feb-01                 $38,873          $39,177
31-Mar-01                 $36,418          $36,693
30-Apr-01                 $39,240          $39,544
31-May-01                 $39,483          $39,809
30-Jun-01                 $38,528          $38,842
31-Jul-01                 $38,143          $38,461
31-Aug-01                 $35,750          $36,053
30-Sep-01                 $32,868          $33,140
31-Oct-01                 $33,478          $33,773
30-Nov-01                 $36,033          $36,364
31-Dec-01                 $36,350          $36,684
31-Jan-02                 $35,818          $36,148
28-Feb-02                 $35,120          $35,450
31-Mar-02                 $36,433          $36,783
30-Apr-02                 $34,215          $34,554
31-May-02                 $33,970          $34,299
30-Jun-02                 $31,548          $31,856
31-Jul-02                 $29,085          $29,375
31-Aug-02                 $29,290          $29,566
30-Sep-02                 $26,088          $26,352
31-Oct-02                 $28,388          $28,671
30-Nov-02                 $30,070          $30,360
31-Dec-02                 $28,293          $28,578
31-Jan-03                 $27,543          $27,829
28-Feb-03                 $27,125          $27,411
31-Mar-03                 $27,395          $27,677
30-Apr-03                 $29,650          $29,958
31-May-03                 $31,215          $31,537
30-Jun-03                 $31,590          $31,940
31-Jul-03                 $32,153          $32,502
31-Aug-03                 $32,780          $33,136
30-Sep-03                 $32,425          $32,785
31-Oct-03                 $34,240          $34,641
30-Nov-03                 $34,533          $34,946
31-Dec-03                 $36,348          $36,777
31-Jan-04                 $37,005          $37,453
29-Feb-04                 $37,513          $37,974
31-Mar-04                 $36,940          $37,401
30-Apr-04                 $36,348          $36,813
31-May-04                 $36,855          $37,318
30-Jun-04                 $37,555          $38,042
31-Jul-04                 $36,305          $36,782
31-Aug-04                 $36,455          $36,930
30-Sep-04                 $36,855          $37,328
31-Oct-04                 $37,405          $37,900

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/04 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


8 Schwab Equity Index Funds

SCHWAB S&P 500 FUND

E.SHARES(R) PERFORMANCE as of 10/31/04

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's e.Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

                                    Benchmark:    Fund Category:
                           Fund:    S&P 500(R)     MORNINGSTAR
                         E.SHARES     INDEX      LARGE-CAP BLEND
1 YEAR                     9.10%       9.42%          7.89%
5 YEARS                   -2.44%      -2.21%         -1.72%
SINCE INCEPTION: 5/1/96    8.01%       8.33%          6.80%

                                                   1 YEAR                          5 YEARS                     SINCE INCEPTION
                                                      Fund Category:                   Fund Category:                 Fund Category:
                                          Fund:        MORNINGSTAR         Fund:        MORNINGSTAR        Fund:       MORNINGSTAR
TOTAL RETURNS AFTER TAX                 E.SHARES     LARGE-CAP BLEND     E.SHARES     LARGE-CAP BLEND    E.SHARES    LARGE-CAP BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)        8.88%           5.88%           -2.83%           -2.76%          7.61%           n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)       6.18%           4.04%           -2.27%           -1.93%          6.81%           n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's e.Shares, compared with a similar investment in its benchmark.

[LINE GRAPH]

$19,263  E.SHARES
$19,753  S&P 500(R) INDEX

                                      S&P 500(R)
                        E.SHARES        INDEX
01-May-96                $10,000       $10,000
31-May-96                $10,250       $10,257
30-Jun-96                $10,290       $10,296
31-Jul-96                 $9,840        $9,841
31-Aug-96                $10,050       $10,049
30-Sep-96                $10,600       $10,613
31-Oct-96                $10,890       $10,906
30-Nov-96                $11,710       $11,731
31-Dec-96                $11,473       $11,498
31-Jan-97                $12,179       $12,216
28-Feb-97                $12,270       $12,312
31-Mar-97                $11,766       $11,808
30-Apr-97                $12,452       $12,511
31-May-97                $13,209       $13,272
30-Jun-97                $13,794       $13,867
31-Jul-97                $14,873       $14,969
31-Aug-97                $14,036       $14,131
30-Sep-97                $14,803       $14,904
31-Oct-97                $14,318       $14,406
30-Nov-97                $14,964       $15,073
31-Dec-97                $15,227       $15,332
31-Jan-98                $15,390       $15,502
28-Feb-98                $16,490       $16,620
31-Mar-98                $17,336       $17,471
30-Apr-98                $17,499       $17,647
31-May-98                $17,193       $17,344
30-Jun-98                $17,886       $18,048
31-Jul-98                $17,692       $17,857
31-Aug-98                $15,136       $15,278
30-Sep-98                $16,103       $16,257
31-Oct-98                $17,397       $17,579
30-Nov-98                $18,446       $18,645
31-Dec-98                $19,504       $19,718
31-Jan-99                $20,316       $20,543
28-Feb-99                $19,679       $19,904
31-Mar-99                $20,459       $20,700
30-Apr-99                $21,240       $21,501
31-May-99                $20,737       $20,994
30-Jun-99                $21,878       $22,159
31-Jul-99                $21,199       $21,467
31-Aug-99                $21,086       $21,360
30-Sep-99                $20,501       $20,775
31-Oct-99                $21,795       $22,090
30-Nov-99                $22,227       $22,539
31-Dec-99                $23,536       $23,866
31-Jan-00                $22,350       $22,668
29-Feb-00                $21,924       $22,239
31-Mar-00                $24,057       $24,414
30-Apr-00                $23,328       $23,679
31-May-00                $22,850       $23,194
30-Jun-00                $23,401       $23,767
31-Jul-00                $23,037       $23,396
31-Aug-00                $24,462       $24,849
30-Sep-00                $23,172       $23,537
31-Oct-00                $23,068       $23,438
30-Nov-00                $21,247       $21,591
31-Dec-00                $21,364       $21,697
31-Jan-01                $22,110       $22,467
28-Feb-01                $20,092       $20,418
31-Mar-01                $18,821       $19,124
30-Apr-01                $20,271       $20,610
31-May-01                $20,407       $20,748
30-Jun-01                $19,903       $20,244
31-Jul-01                $19,703       $20,045
31-Aug-01                $18,463       $18,790
30-Sep-01                $16,971       $17,272
31-Oct-01                $17,297       $17,602
30-Nov-01                $18,610       $18,952
31-Dec-01                $18,768       $19,119
31-Jan-02                $18,492       $18,840
28-Feb-02                $18,141       $18,476
31-Mar-02                $18,810       $19,171
30-Apr-02                $17,674       $18,009
31-May-02                $17,536       $17,876
30-Jun-02                $16,282       $16,603
31-Jul-02                $15,019       $15,310
31-Aug-02                $15,114       $15,409
30-Sep-02                $13,468       $13,734
31-Oct-02                $14,647       $14,943
30-Nov-02                $15,507       $15,823
31-Dec-02                $14,593       $14,894
31-Jan-03                $14,216       $14,504
28-Feb-03                $14,000       $14,286
31-Mar-03                $14,129       $14,425
30-Apr-03                $15,294       $15,614
31-May-03                $16,092       $16,436
30-Jun-03                $16,297       $16,647
31-Jul-03                $16,578       $16,940
31-Aug-03                $16,890       $17,270
30-Sep-03                $16,707       $17,087
31-Oct-03                $17,656       $18,054
30-Nov-03                $17,807       $18,213
31-Dec-03                $18,727       $19,167
31-Jan-04                $19,066       $19,520
29-Feb-04                $19,328       $19,791
31-Mar-04                $19,033       $19,493
30-Apr-04                $18,738       $19,187
31-May-04                $18,989       $19,449
30-Jun-04                $19,350       $19,827
31-Jul-04                $18,705       $19,170
31-Aug-04                $18,782       $19,247
30-Sep-04                $18,978       $19,455
31-Oct-04                $19,263       $19,753

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/04 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                     Schwab Equity Index Funds 9

SCHWAB S&P 500 FUND

FUND FACTS as of 10/31/04

STYLE ASSESSMENT 1

[GRAPHIC]

                 INVESTMENT STYLE
              Value   Blend   Growth
MARKET CAP
 Large         / /     /X/     / /
 Medium        / /     / /     / /
 Small         / /     / /     / /

STATISTICS

NUMBER OF HOLDINGS                                                         502
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $89,813
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                20.2
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     3.1
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                     3%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2
 Investor Shares ($1,000 for retirement and custodial accounts)           $2,500
 Select Shares                                                           $25,000
 e.Shares ($500 for retirement and custodial accounts)                    $1,000
--------------------------------------------------------------------------------

TOP HOLDINGS 3

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------

(1)  GENERAL ELECTRIC CO.                                                3.4%
--------------------------------------------------------------------------------
(2)  EXXON MOBIL CORP.                                                   3.0%
--------------------------------------------------------------------------------
(3)  MICROSOFT CORP.                                                     2.9%
--------------------------------------------------------------------------------
(4)  CITIGROUP, INC.                                                     2.2%
--------------------------------------------------------------------------------
(5)  WAL-MART STORES, INC.                                               2.2%
--------------------------------------------------------------------------------
(6)  PFIZER, INC.                                                        2.1%
--------------------------------------------------------------------------------
(7)  BANK OF AMERICA CORP.                                               1.7%
--------------------------------------------------------------------------------
(8)  JOHNSON & JOHNSON                                                   1.7%
--------------------------------------------------------------------------------
(9)  AMERICAN INTERNATIONAL GROUP, INC.                                  1.5%
--------------------------------------------------------------------------------
(10) INTERNATIONAL BUSINESS MACHINES CORP.                               1.4%
--------------------------------------------------------------------------------
     TOTAL                                                              22.1%

SECTOR WEIGHTINGS % of Portfolio

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

30.4% CONSUMER NON-DURABLES
21.0% FINANCE
19.2% TECHNOLOGY
 7.3% ENERGY
 7.3% MATERIALS
 6.1% UTILITIES
 5.2% CAPITAL GOODS
 1.8% TRANSPORTATION
 1.6% CONSUMER DURABLES
 0.1% OTHER

  Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 10/31/04, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Please see prospectus for further detail and eligibility requirements.

3 This list is not a recommendation of any security by the investment adviser.


10 Schwab Equity Index Funds

SCHWAB 1000 FUND(R)

INVESTOR SHARES PERFORMANCE as of 10/31/04

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

               Fund:     Benchmark:    Fund Category:
             INVESTOR   SCHWAB 1000     MORNINGSTAR
              SHARES      INDEX(R)    LARGE-CAP BLEND
1 YEAR         8.78%        9.23%         7.89%
5 YEARS 2     -1.70%       -1.41%        -1.72%
10 YEARS 2    10.69%       11.10%         9.38%

                                                    1 YEAR                         5 YEARS                         10 YEARS
                                            Fund:      Fund Category:       Fund:     Fund Category:        Fund:     Fund Category:
                                          INVESTOR      MORNINGSTAR       INVESTOR     MORNINGSTAR        INVESTOR     MORNINGSTAR
TOTAL RETURNS AFTER TAX                    SHARES     LARGE-CAP BLEND      SHARES    LARGE-CAP BLEND       SHARES    LARGE-CAP BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)          8.60%          5.88%           -2.00%        -2.76%            10.28%         7.61%
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)         5.93%          4.04%           -1.61%        -1.93%             9.29%         7.34%
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance over ten years of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark and an additional index.

[LINE GRAPH]

$27,627  INVESTOR SHARES
$28,681  SCHWAB 1000 INDEX(R)
$28,399  S&P 500(R) INDEX

              INVESTOR      SCHWAB 1000       S&P 500(R)
               SHARES        INDEX(R)           INDEX
31-Oct-94     $10,000        $10,000           $10,000
30-Nov-94      $9,639         $9,642            $9,636
31-Dec-94      $9,755         $9,768            $9,779
31-Jan-95     $10,004        $10,019           $10,032
28-Feb-95     $10,399        $10,430           $10,422
31-Mar-95     $10,671        $10,709           $10,730
30-Apr-95     $10,935        $10,980           $11,045
31-May-95     $11,331        $11,386           $11,486
30-Jun-95     $11,633        $11,699           $11,752
31-Jul-95     $12,076        $12,140           $12,141
31-Aug-95     $12,168        $12,235           $12,172
30-Sep-95     $12,650        $12,735           $12,685
31-Oct-95     $12,588        $12,671           $12,640
30-Nov-95     $13,131        $13,229           $13,193
31-Dec-95     $13,326        $13,427           $13,448
31-Jan-96     $13,720        $13,835           $13,905
29-Feb-96     $13,924        $14,040           $14,034
31-Mar-96     $14,049        $14,176           $14,169
30-Apr-96     $14,286        $14,417           $14,377
31-May-96     $14,624        $14,766           $14,747
30-Jun-96     $14,585        $14,742           $14,803
31-Jul-96     $13,892        $14,043           $14,149
31-Aug-96     $14,270        $14,422           $14,447
30-Sep-96     $15,065        $15,230           $15,259
31-Oct-96     $15,371        $15,537           $15,680
30-Nov-96     $16,481        $16,663           $16,865
31-Dec-96     $16,201        $16,392           $16,531
31-Jan-97     $17,133        $17,341           $17,563
28-Feb-97     $17,197        $17,402           $17,702
31-Mar-97     $16,432        $16,643           $16,976
30-Apr-97     $17,316        $17,522           $17,988
31-May-97     $18,416        $18,654           $19,081
30-Jun-97     $19,180        $19,442           $19,936
31-Jul-97     $20,734        $21,011           $21,521
31-Aug-97     $19,738        $20,019           $20,316
30-Sep-97     $20,798        $21,095           $21,427
31-Oct-97     $20,112        $20,402           $20,712
30-Nov-97     $20,956        $21,273           $21,671
31-Dec-97     $21,373        $21,698           $22,043
31-Jan-98     $21,526        $21,865           $22,288
28-Feb-98     $23,111        $23,495           $23,895
31-Mar-98     $24,286        $24,712           $25,118
30-Apr-98     $24,536        $24,982           $25,372
31-May-98     $23,996        $24,436           $24,936
30-Jun-98     $24,962        $25,417           $25,948
31-Jul-98     $24,616        $25,062           $25,673
31-Aug-98     $20,938        $21,320           $21,966
30-Sep-98     $22,290        $22,714           $23,374
31-Oct-98     $24,060        $24,550           $25,274
30-Nov-98     $25,557        $26,082           $26,806
31-Dec-98     $27,178        $27,734           $28,350
31-Jan-99     $28,207        $28,788           $29,535
28-Feb-99     $27,259        $27,852           $28,616
31-Mar-99     $28,353        $28,962           $29,761
30-Apr-99     $29,505        $30,157           $30,913
31-May-99     $28,824        $29,469           $30,183
30-Jun-99     $30,259        $30,960           $31,858
31-Jul-99     $29,294        $29,974           $30,864
31-Aug-99     $29,011        $29,728           $30,710
30-Sep-99     $28,240        $28,844           $29,868
31-Oct-99     $30,106        $30,790           $31,759
30-Nov-99     $30,836        $31,509           $32,405
31-Dec-99     $32,885        $33,620           $34,313
31-Jan-00     $31,342        $32,054           $32,591
29-Feb-00     $31,351        $32,096           $31,974
31-Mar-00     $34,061        $34,888           $35,101
30-Apr-00     $32,779        $33,578           $34,044
31-May-00     $31,922        $32,704           $33,346
30-Jun-00     $32,779        $33,599           $34,170
31-Jul-00     $32,298        $33,084           $33,637
31-Aug-00     $34,486        $35,333           $35,726
30-Sep-00     $32,893        $33,701           $33,840
31-Oct-00     $32,616        $33,432           $33,698
30-Nov-00     $29,832        $30,582           $31,042
31-Dec-00     $30,185        $30,937           $31,195
31-Jan-01     $31,211        $31,968           $32,302
28-Feb-01     $28,319        $29,006           $29,356
31-Mar-01     $26,388        $27,033           $27,495
30-Apr-01     $28,541        $29,254           $29,631
31-May-01     $28,722        $29,446           $29,830
30-Jun-01     $28,089        $28,803           $29,105
31-Jul-01     $27,711        $28,426           $28,820
31-Aug-01     $25,944        $26,623           $27,015
30-Sep-01     $23,766        $24,391           $24,833
31-Oct-01     $24,300        $24,948           $25,307
30-Nov-01     $26,157        $26,859           $27,248
31-Dec-01     $26,485        $27,204           $27,488
31-Jan-02     $26,178        $26,894           $27,086
28-Feb-02     $25,673        $26,383           $26,564
31-Mar-02     $26,701        $27,449           $27,562
30-Apr-02     $25,250        $25,965           $25,892
31-May-02     $25,009        $25,722           $25,701
30-Jun-02     $23,202        $23,864           $23,871
31-Jul-02     $21,461        $22,077           $22,011
31-Aug-02     $21,594        $22,220           $22,154
30-Sep-02     $19,348        $19,911           $19,746
31-Oct-02     $20,931        $21,551           $21,484
30-Nov-02     $22,141        $22,800           $22,749
31-Dec-02     $20,872        $21,496           $21,414
31-Jan-03     $20,351        $20,972           $20,853
28-Feb-03     $20,016        $20,631           $20,540
31-Mar-03     $20,242        $20,864           $20,739
30-Apr-03     $21,854        $22,530           $22,448
31-May-03     $23,038        $23,767           $23,631
30-Jun-03     $23,332        $24,078           $23,934
31-Jul-03     $23,802        $24,571           $24,355
31-Aug-03     $24,289        $25,091           $24,830
30-Sep-03     $24,003        $24,807           $24,567
31-Oct-03     $25,397        $26,258           $25,957
30-Nov-03     $25,683        $26,557           $26,185
31-Dec-03     $26,871        $27,798           $27,558
31-Jan-04     $27,347        $28,301           $28,065
29-Feb-04     $27,737        $28,719           $28,455
31-Mar-04     $27,380        $28,356           $28,025
30-Apr-04     $26,880        $27,844           $27,585
31-May-04     $27,253        $28,240           $27,963
30-Jun-04     $27,729        $28,751           $28,505
31-Jul-04     $26,752        $27,744           $27,562
31-Aug-04     $26,862        $27,868           $27,672
30-Sep-04     $27,202        $28,232           $27,971
31-Oct-04     $27,627        $28,681           $28,399

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/04 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                    Schwab Equity Index Funds 11

SCHWAB 1000 FUND

SELECT SHARES(R) PERFORMANCE as of 10/31/04

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                            Fund:    Benchmark:    Fund Category:
                           SELECT   SCHWAB 1000     MORNINGSTAR
                           SHARES     INDEX(R)    LARGE-CAP BLEND
1 YEAR                      8.90%       9.23%          7.89%
5 YEARS 2                  -1.58%      -1.41%         -1.72%
SINCE INCEPTION: 5/19/97 2  6.02%       6.24%          1.14%

                                                1 YEAR                           5 YEARS                     SINCE INCEPTION
                                          Fund:      Fund Category:       Fund:      Fund Category:       Fund:      Fund Category:
                                         SELECT       MORNINGSTAR        SELECT       MORNINGSTAR        SELECT       MORNINGSTAR
TOTAL RETURNS AFTER TAX                  SHARES     LARGE-CAP BLEND      SHARES     LARGE-CAP BLEND      SHARES     LARGE-CAP BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)        8.70%          5.88%           -1.92%          -2.76%           5.66%          n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)       6.03%          4.04%           -1.53%          -1.93%           5.02%          n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark and an additional index.

[LINE GRAPH]

$77,310  SELECT SHARES
$78,514  SCHWAB 1000 INDEX(R)
$75,799  S&P 500(R) INDEX

              SELECT      SCHWAB 1000   S&P 500(R)
              SHARES       INDEX(R)       INDEX
19-May-97      $50,000     $50,000       $50,000
31-May-97      $51,040     $51,064       $50,930
30-Jun-97      $53,180     $53,222       $53,212
31-Jul-97      $57,490     $57,518       $57,442
31-Aug-97      $54,750     $54,801       $54,225
30-Sep-97      $57,685     $57,746       $57,191
31-Oct-97      $55,785     $55,851       $55,281
30-Nov-97      $58,150     $58,233       $57,841
31-Dec-97      $59,325     $59,398       $58,836
31-Jan-98      $59,725     $59,855       $59,489
28-Feb-98      $64,145     $64,318       $63,778
31-Mar-98      $67,405     $67,648       $67,043
30-Apr-98      $68,100     $68,387       $67,720
31-May-98      $66,625     $66,893       $66,556
30-Jun-98      $69,305     $69,578       $69,258
31-Jul-98      $68,345     $68,606       $68,524
31-Aug-98      $58,140     $58,362       $58,629
30-Sep-98      $61,915     $62,179       $62,387
31-Oct-98      $66,825     $67,206       $67,459
30-Nov-98      $71,000     $71,400       $71,547
31-Dec-98      $75,505     $75,922       $75,668
31-Jan-99      $78,385     $78,805       $78,831
28-Feb-99      $75,750     $76,244       $76,379
31-Mar-99      $78,795     $79,282       $79,434
30-Apr-99      $82,015     $82,553       $82,509
31-May-99      $80,120     $80,671       $80,561
30-Jun-99      $84,110     $84,753       $85,033
31-Jul-99      $81,450     $82,052       $82,380
31-Aug-99      $80,665     $81,380       $81,968
30-Sep-99      $78,545     $78,960       $79,721
31-Oct-99      $83,725     $84,287       $84,767
30-Nov-99      $85,755     $86,255       $86,491
31-Dec-99      $91,470     $92,034       $91,585
31-Jan-00      $87,180     $87,747       $86,987
29-Feb-00      $87,225     $87,861       $85,341
31-Mar-00      $94,765     $95,504       $93,687
30-Apr-00      $91,200     $91,917       $90,867
31-May-00      $88,835     $89,525       $89,004
30-Jun-00      $91,220     $91,977       $91,203
31-Jul-00      $89,905     $90,566       $89,780
31-Aug-00      $95,990     $96,722       $95,356
30-Sep-00      $91,585     $92,255       $90,322
31-Oct-00      $90,810     $91,519       $89,942
30-Nov-00      $83,065     $83,717       $82,855
31-Dec-00      $84,050     $84,689       $83,261
31-Jan-01      $86,935     $87,511       $86,217
28-Feb-01      $78,875     $79,404       $78,354
31-Mar-01      $73,515     $74,002       $73,386
30-Apr-01      $79,515     $80,081       $79,088
31-May-01      $80,020     $80,608       $79,618
30-Jun-01      $78,280     $78,847       $77,683
31-Jul-01      $77,225     $77,815       $76,922
31-Aug-01      $72,325     $72,879       $72,107
30-Sep-01      $66,255     $66,771       $66,280
31-Oct-01      $67,745     $68,296       $67,546
30-Nov-01      $72,920     $73,526       $72,727
31-Dec-01      $73,845     $74,470       $73,367
31-Jan-02      $72,990     $73,622       $72,296
28-Feb-02      $71,600     $72,223       $70,901
31-Mar-02      $74,445     $75,140       $73,567
30-Apr-02      $70,445     $71,078       $69,108
31-May-02      $69,775     $70,413       $68,597
30-Jun-02      $64,710     $65,326       $63,713
31-Jul-02      $59,875     $60,436       $58,750
31-Aug-02      $60,245     $60,827       $59,132
30-Sep-02      $53,980     $54,506       $52,704
31-Oct-02      $58,420     $58,995       $57,342
30-Nov-02      $61,795     $62,414       $60,719
31-Dec-02      $58,255     $58,846       $57,155
31-Jan-03      $56,805     $57,410       $55,658
28-Feb-03      $55,865     $56,475       $54,823
31-Mar-03      $56,500     $57,115       $55,355
30-Apr-03      $61,025     $61,676       $59,916
31-May-03      $64,355     $65,062       $63,073
30-Jun-03      $65,175     $65,913       $63,881
31-Jul-03      $66,490     $67,261       $65,005
31-Aug-03      $67,875     $68,686       $66,273
30-Sep-03      $67,075     $67,908       $65,570
31-Oct-03      $70,990     $71,880       $69,281
30-Nov-03      $71,790     $72,699       $69,891
31-Dec-03      $75,105     $76,095       $73,553
31-Jan-04      $76,455     $77,473       $74,907
29-Feb-04      $77,550     $78,618       $75,948
31-Mar-04      $76,550     $77,622       $74,801
30-Apr-04      $75,175     $76,223       $73,627
31-May-04      $76,220     $77,305       $74,635
30-Jun-04      $77,575     $78,705       $76,083
31-Jul-04      $74,840     $75,948       $73,565
31-Aug-04      $75,175     $76,288       $73,859
30-Sep-04      $76,125     $77,284       $74,657
31-Oct-04      $77,310     $78,514       $75,799

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/04 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


12 Schwab Equity Index Funds

SCHWAB 1000 FUND

FUND FACTS as of 10/31/04

STYLE ASSESSMENT 1
[GRAPHIC]

                  INVESTMENT STYLE
               Value   Blend   Growth
MARKET CAP
 Large         / /     /X/     / /
 Medium        / /     / /     / /
 Small         / /     / /     / /

STATISTICS

NUMBER OF HOLDINGS                                                        986
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                            $79,733
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                               20.6
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                   2.9
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                   5%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2
 Investor Shares ($1,000 for retirement and custodial accounts)         $2,500
 Select Shares                                                         $50,000
--------------------------------------------------------------------------------

TOP HOLDINGS 3

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  GENERAL ELECTRIC CO.                                                3.0%
--------------------------------------------------------------------------------
(2)  EXXON MOBIL CORP.                                                   2.7%
--------------------------------------------------------------------------------
(3)  MICROSOFT CORP.                                                     2.5%
--------------------------------------------------------------------------------
(4)  WAL-MART STORES, INC.                                               1.9%
--------------------------------------------------------------------------------
(5)  CITIGROUP, INC.                                                     1.9%
--------------------------------------------------------------------------------
(6)  PFIZER, INC.                                                        1.8%
--------------------------------------------------------------------------------
(7)  BANK OF AMERICA CORP.                                               1.5%
--------------------------------------------------------------------------------
(8)  JOHNSON & JOHNSON                                                   1.4%
--------------------------------------------------------------------------------
(9)  AMERICAN INTERNATIONAL GROUP, INC.                                  1.3%
--------------------------------------------------------------------------------
(10) INTERNATIONAL BUSINESS MACHINES CORP.                               1.3%
--------------------------------------------------------------------------------
     TOTAL                                                              19.3%

SECTOR WEIGHTINGS % of Portfolio

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

29.7% CONSUMER NON-DURABLES
22.6% FINANCE
18.3% TECHNOLOGY
 7.7% MATERIALS
 6.8% ENERGY
 6.2% UTILITIES
 4.9% CAPITAL GOODS
 1.8% TRANSPORTATION
 1.8% CONSUMER DURABLES
 0.2% OTHER

  Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 10/31/04, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Please see prospectus for further detail and eligibility requirements.

3 This list is not a recommendation of any security by the investment adviser.


                                                    Schwab Equity Index Funds 13

SCHWAB SMALL-CAP INDEX FUND(R)

INVESTOR SHARES PERFORMANCE as of 10/31/04

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

             Fund:        Benchmark:        Fund Category:
           INVESTOR        SCHWAB            MORNINGSTAR
            SHARES    SMALL-CAP INDEX(R)   SMALL-CAP BLEND
1 YEAR       9.98%         10.38%              13.51%
5 YEARS 2    6.63%          6.82%              12.25%
10 YEARS 2   9.94%         10.89%              11.83%

                                                   1 YEAR                          5 YEARS                       10 YEARS
                                           Fund:      Fund Category:       Fund:      Fund Category:       Fund:      Fund Category:
                                         INVESTOR      MORNINGSTAR       INVESTOR      MORNINGSTAR       INVESTOR      MORNINGSTAR
TOTAL RETURNS AFTER TAX                   SHARES     SMALL-CAP BLEND      SHARES     SMALL-CAP BLEND      SHARES     SMALL-CAP BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)         9.88%          11.50%           5.55%          10.91%           9.17%          9.79%
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)        6.61%           8.05%           5.14%           9.94%           8.43%          9.39%
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance over ten years of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark and an additional index.

[LINE GRAPH]

$25,809  INVESTOR SHARES
$28,150  SCHWAB SMALL-CAP INDEX(R)
$26,238  RUSSELL 2000(R) INDEX

                            SCHWAB
              INVESTOR     SMALL-CAP        RUSSELL
               SHARES       INDEX(R)     2000(R) INDEX
31-Oct-94      $10,000      $10,000       $10,000
30-Nov-94       $9,602       $9,623        $9,596
31-Dec-94       $9,778       $9,853        $9,853
31-Jan-95       $9,668       $9,693        $9,729
28-Feb-95      $10,019      $10,080       $10,134
31-Mar-95      $10,269      $10,289       $10,307
30-Apr-95      $10,499      $10,515       $10,536
31-May-95      $10,649      $10,651       $10,717
30-Jun-95      $11,140      $11,189       $11,273
31-Jul-95      $11,791      $11,844       $11,923
31-Aug-95      $12,001      $12,090       $12,169
30-Sep-95      $12,231      $12,326       $12,387
31-Oct-95      $11,710      $11,735       $11,834
30-Nov-95      $12,251      $12,299       $12,331
31-Dec-95      $12,482      $12,595       $12,656
31-Jan-96      $12,412      $12,562       $12,642
29-Feb-96      $12,885      $13,067       $13,037
31-Mar-96      $13,087      $13,294       $13,303
30-Apr-96      $13,811      $13,997       $14,014
31-May-96      $14,293      $14,476       $14,566
30-Jun-96      $13,760      $14,014       $13,968
31-Jul-96      $12,563      $12,883       $12,748
31-Aug-96      $13,328      $13,700       $13,489
30-Sep-96      $13,921      $14,204       $14,016
31-Oct-96      $13,670      $13,961       $13,801
30-Nov-96      $14,253      $14,517       $14,369
31-Dec-96      $14,416      $14,787       $14,746
31-Jan-97      $14,801      $15,136       $15,041
28-Feb-97      $14,285      $14,767       $14,677
31-Mar-97      $13,568      $14,048       $13,984
30-Apr-97      $13,669      $14,089       $14,023
31-May-97      $15,286      $15,815       $15,582
30-Jun-97      $16,023      $16,632       $16,251
31-Jul-97      $17,104      $17,581       $17,006
31-Aug-97      $17,427      $17,976       $17,396
30-Sep-97      $18,731      $19,386       $18,669
31-Oct-97      $17,912      $18,540       $17,850
30-Nov-97      $17,730      $18,371       $17,734
31-Dec-97      $18,121      $18,756       $18,044
31-Jan-98      $17,674      $18,461       $17,759
28-Feb-98      $19,073      $19,988       $19,071
31-Mar-98      $19,915      $20,888       $19,857
30-Apr-98      $20,016      $21,031       $19,966
31-May-98      $18,810      $19,795       $18,890
30-Jun-98      $18,840      $19,851       $18,930
31-Jul-98      $17,360      $18,324       $17,396
31-Aug-98      $13,973      $14,791       $14,018
30-Sep-98      $14,896      $15,719       $15,116
31-Oct-98      $15,606      $16,464       $15,732
30-Nov-98      $16,427      $17,318       $16,557
31-Dec-98      $17,473      $18,445       $17,582
31-Jan-99      $17,505      $18,525       $17,815
28-Feb-99      $16,043      $16,976       $16,372
31-Mar-99      $16,268      $17,301       $16,628
30-Apr-99      $17,548      $18,884       $18,118
31-May-99      $17,860      $19,214       $18,382
30-Jun-99      $18,849      $20,473       $19,213
31-Jul-99      $18,753      $20,313       $18,687
31-Aug-99      $18,193      $19,740       $17,995
30-Sep-99      $18,376      $19,908       $17,999
31-Oct-99      $18,720      $20,236       $18,073
30-Nov-99      $19,881      $21,500       $19,152
31-Dec-99      $21,701      $23,548       $21,320
31-Jan-00      $20,882      $22,668       $20,976
29-Feb-00      $23,650      $25,634       $24,439
31-Mar-00      $22,929      $24,962       $22,829
30-Apr-00      $21,797      $23,755       $21,455
31-May-00      $20,772      $22,603       $20,204
30-Jun-00      $22,530      $24,492       $21,966
31-Jul-00      $21,636      $23,540       $21,258
31-Aug-00      $23,812      $25,906       $22,880
30-Sep-00      $23,091      $25,117       $22,208
31-Oct-00      $22,691      $24,656       $21,217
30-Nov-00      $20,515      $22,309       $19,038
31-Dec-00      $22,511      $24,471       $20,674
31-Jan-01      $22,878      $24,800       $21,751
28-Feb-01      $21,150      $22,929       $20,324
31-Mar-01      $20,193      $21,893       $19,330
30-Apr-01      $21,812      $23,667       $20,842
31-May-01      $22,400      $24,302       $21,354
30-Jun-01      $23,394      $25,390       $22,091
31-Jul-01      $22,339      $24,262       $20,896
31-Aug-01      $21,714      $23,574       $20,221
30-Sep-01      $18,648      $20,253       $17,499
31-Oct-01      $19,593      $21,267       $18,523
30-Nov-01      $21,027      $22,835       $19,957
31-Dec-01      $22,309      $24,211       $21,188
31-Jan-02      $21,506      $23,310       $20,968
28-Feb-02      $20,741      $22,481       $20,393
31-Mar-02      $22,538      $24,443       $22,033
30-Apr-02      $22,423      $24,312       $22,233
31-May-02      $21,391      $23,200       $21,246
30-Jun-02      $20,269      $21,980       $20,192
31-Jul-02      $17,502      $18,972       $17,143
31-Aug-02      $17,592      $19,082       $17,100
30-Sep-02      $16,457      $17,849       $15,872
31-Oct-02      $16,916      $18,346       $16,382
30-Nov-02      $18,217      $19,757       $17,843
31-Dec-02      $17,297      $18,781       $16,849
31-Jan-03      $16,486      $17,853       $16,383
28-Feb-03      $15,931      $17,270       $15,888
31-Mar-03      $16,125      $17,486       $16,093
30-Apr-03      $17,800      $19,317       $17,618
31-May-03      $19,718      $21,392       $19,509
30-Jun-03      $20,066      $21,778       $19,862
31-Jul-03      $21,110      $22,927       $21,105
31-Aug-03      $22,140      $24,049       $22,072
30-Sep-03      $21,676      $23,554       $21,664
31-Oct-03      $23,466      $25,502       $23,483
30-Nov-03      $24,290      $26,405       $24,317
31-Dec-03      $24,798      $26,978       $24,811
31-Jan-04      $25,498      $27,720       $25,888
29-Feb-04      $25,602      $27,833       $26,120
31-Mar-04      $25,705      $27,955       $26,363
30-Apr-04      $24,422      $26,563       $25,019
31-May-04      $24,811      $27,002       $25,417
30-Jun-04      $25,977      $28,280       $26,487
31-Jul-04      $24,242      $26,406       $24,704
31-Aug-04      $24,060      $26,210       $24,578
30-Sep-04      $25,304      $27,583       $25,731
31-Oct-04      $25,809      $28,150       $26,238

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/04 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


14 Schwab Equity Index Funds

SCHWAB SMALL-CAP INDEX FUND

SELECT SHARES(R) PERFORMANCE as of 10/31/04

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                           Fund:       Benchmark:       Fund Category:
                          SELECT        SCHWAB            MORNINGSTAR
                          SHARES   SMALL-CAP INDEX(R)   SMALL-CAP BLEND
1 YEAR                    10.16%        10.38%              13.51%
5 YEARS                    6.77%         6.82%              12.25%
SINCE INCEPTION: 5/19/97   8.04%         8.68%               6.70%

                                                   1 YEAR                         5 YEARS                     SINCE INCEPTION
                                           Fund:     Fund Category:        Fund:     Fund Category:        Fund:     Fund Category:
                                          SELECT       MORNINGSTAR        SELECT       MORNINGSTAR        SELECT       MORNINGSTAR
TOTAL RETURNS AFTER TAX                   SHARES     SMALL-CAP BLEND      SHARES     SMALL-CAP BLEND      SHARES     SMALL-CAP BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)        10.04%         11.50%            5.65%         10.91%            7.07%          n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)        6.75%          8.05%            5.23%          9.94%            6.51%          n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark and an additional index.

[LINE GRAPH]

$88,980  SELECT SHARES
$92,989  SCHWAB SMALL-CAP INDEX(R)
$87,491  RUSSELL 2000(R) INDEX

                           SCHWAB       RUSSELL
               SELECT     SMALL-CAP     2000(R)
               SHARES     INDEX(R)      INDEX
19-May-97      $50,000    $50,000       $50,000
31-May-97      $52,170    $52,242       $51,960
30-Jun-97      $54,690    $54,942       $54,189
31-Jul-97      $58,415    $58,075       $56,709
31-Aug-97      $59,485    $59,380       $58,008
30-Sep-97      $63,965    $64,039       $62,254
31-Oct-97      $61,205    $61,244       $59,521
30-Nov-97      $60,550    $60,687       $59,134
31-Dec-97      $61,920    $61,958       $60,169
31-Jan-98      $60,400    $60,983       $59,218
28-Feb-98      $65,175    $66,026       $63,594
31-Mar-98      $68,050    $69,002       $66,214
30-Apr-98      $68,430    $69,473       $66,578
31-May-98      $64,310    $65,391       $62,990
30-Jun-98      $64,415    $65,575       $63,122
31-Jul-98      $59,360    $60,531       $58,009
31-Aug-98      $47,790    $48,861       $46,744
30-Sep-98      $50,945    $51,924       $50,404
31-Oct-98      $53,365    $54,386       $52,460
30-Nov-98      $56,170    $57,207       $55,209
31-Dec-98      $59,775    $60,929       $58,627
31-Jan-99      $59,925    $61,193       $59,407
28-Feb-99      $54,925    $56,079       $54,595
31-Mar-99      $55,660    $57,152       $55,446
30-Apr-99      $60,070    $62,380       $60,414
31-May-99      $61,140    $63,470       $61,296
30-Jun-99      $64,555    $67,629       $64,067
31-Jul-99      $64,225    $67,099       $62,311
31-Aug-99      $62,315    $65,206       $60,006
30-Sep-99      $62,940    $65,762       $60,018
31-Oct-99      $64,115    $66,846       $60,264
30-Nov-99      $68,125    $71,021       $63,862
31-Dec-99      $74,390    $77,788       $71,091
31-Jan-00      $71,585    $74,879       $69,946
29-Feb-00      $81,065    $84,677       $81,495
31-Mar-00      $78,595    $82,458       $76,124
30-Apr-00      $74,755    $78,471       $71,541
31-May-00      $71,250    $74,666       $67,371
30-Jun-00      $77,265    $80,904       $73,245
31-Jul-00      $74,205    $77,761       $70,887
31-Aug-00      $81,655    $85,575       $76,295
30-Sep-00      $79,185    $82,968       $74,052
31-Oct-00      $77,820    $81,448       $70,749
30-Nov-00      $70,405    $73,694       $63,484
31-Dec-00      $77,230    $80,834       $68,937
31-Jan-01      $78,490    $81,923       $72,528
28-Feb-01      $72,565    $75,742       $67,770
31-Mar-01      $69,285    $72,319       $64,457
30-Apr-01      $74,875    $78,181       $69,497
31-May-01      $76,850    $80,277       $71,207
30-Jun-01      $80,300    $83,871       $73,663
31-Jul-01      $76,685    $80,145       $69,678
31-Aug-01      $74,540    $77,873       $67,427
30-Sep-01      $64,030    $66,902       $58,352
31-Oct-01      $67,265    $70,251       $61,765
30-Nov-01      $72,230    $75,432       $66,546
31-Dec-01      $76,610    $79,977       $70,652
31-Jan-02      $73,855    $77,001       $69,917
28-Feb-02      $71,230    $74,261       $68,001
31-Mar-02      $77,400    $80,744       $73,469
30-Apr-02      $77,005    $80,311       $74,137
31-May-02      $73,505    $76,636       $70,846
30-Jun-02      $69,655    $72,606       $67,332
31-Jul-02      $60,160    $62,669       $57,165
31-Aug-02      $60,465    $63,034       $57,022
30-Sep-02      $56,530    $58,961       $52,927
31-Oct-02      $58,105    $60,603       $54,626
30-Nov-02      $62,610    $65,263       $59,499
31-Dec-02      $59,485    $62,041       $56,185
31-Jan-03      $56,655    $58,974       $54,629
28-Feb-03      $54,795    $57,049       $52,979
31-Mar-03      $55,460    $57,761       $53,662
30-Apr-03      $61,255    $63,810       $58,749
31-May-03      $67,805    $70,666       $65,053
30-Jun-03      $69,000    $71,940       $66,231
31-Jul-03      $72,630    $75,736       $70,377
31-Aug-03      $76,170    $79,443       $73,600
30-Sep-03      $74,625    $77,805       $72,238
31-Oct-03      $80,775    $84,240       $78,307
30-Nov-03      $83,610    $87,223       $81,086
31-Dec-03      $85,415    $89,118       $82,732
31-Jan-04      $87,820    $91,568       $86,323
29-Feb-04      $88,180    $91,940       $87,100
31-Mar-04      $88,535    $92,345       $87,910
30-Apr-04      $84,120    $87,745       $83,427
31-May-04      $85,505    $89,198       $84,753
30-Jun-04      $89,515    $93,417       $88,321
31-Jul-04      $83,545    $87,229       $82,377
31-Aug-04      $82,920    $86,580       $81,957
30-Sep-04      $87,245    $91,115       $85,801
31-Oct-04      $88,980    $92,989       $87,491

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/04 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                    Schwab Equity Index Funds 15

SCHWAB SMALL-CAP INDEX FUND

FUND FACTS as of 10/31/04

STYLE ASSESSMENT 1

[GRAPHIC]

                 INVESTMENT STYLE
              Value   Blend   Growth
MARKET CAP
 Large         / /     / /     / /
 Medium        / /     / /     / /
 Small         / /     /X/     / /

STATISTICS

NUMBER OF HOLDINGS                                                         974
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                               $973
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                35.5
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.1
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                    39%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2
 Investor Shares ($1,000 for retirement and custodial accounts)          $2,500
 Select Shares                                                           $50,000
--------------------------------------------------------------------------------

TOP HOLDINGS 3

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  WYNN RESORTS LTD.                                                   0.7%
--------------------------------------------------------------------------------
(2)  UNITEDGLOBALCOM, INC. Class A                                       0.4%
--------------------------------------------------------------------------------
(3)  UNITED DEFENSE INDUSTRIES, INC.                                     0.3%
--------------------------------------------------------------------------------
(4)  LANDSTAR SYSTEMS, INC.                                              0.3%
--------------------------------------------------------------------------------
(5)  TESORO PETROLEUM CORP.                                              0.3%
--------------------------------------------------------------------------------
(6)  CATHAY GENERAL BANCORP., INC.                                       0.3%
--------------------------------------------------------------------------------
(7)  EAST-WEST BANCORP, INC.                                             0.3%
--------------------------------------------------------------------------------
(8)  NEW CENTURY FINANCIAL CORP.                                         0.3%
--------------------------------------------------------------------------------
(9)  PLAINS EXPLORATION & PRODUCTION CO.                                 0.3%
--------------------------------------------------------------------------------
(10) SCIENTIFIC GAMES CORP. Class A                                      0.3%
--------------------------------------------------------------------------------
     TOTAL                                                               3.5%

SECTOR WEIGHTINGS % of Portfolio

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

22.6% MATERIALS
21.8% FINANCE
17.6% CONSUMER NON-DURABLES
15.6% TECHNOLOGY
 6.3% ENERGY
 6.1% CAPITAL GOODS
 3.8% CONSUMER DURABLES
 3.2% TRANSPORTATION
 2.9% UTILITIES
 0.1% OTHER

  Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 10/31/04, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Please see prospectus for further detail and eligibility requirements.

3 This list is not a recommendation of any security by the investment adviser.


16 Schwab Equity Index Funds

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

INVESTOR SHARES PERFORMANCE as of 10/31/04

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                           Benchmark:
                             Fund:         DOW JONES         Fund Category:
                           INVESTOR      WILSHIRE 5000        MORNINGSTAR
                            SHARES    COMPOSITE INDEX(SM)   LARGE-CAP BLEND
1 YEAR                       9.93%          10.00%               7.89%
5 YEARS 2                   -0.99%          -0.93%              -1.72%
SINCE INCEPTION: 6/1/99 2   -0.14%          -0.06%              -0.85%

                                                 1 YEAR                          5 YEARS                      SINCE INCEPTION
                                        Fund:       Fund Category:       Fund:       Fund Category:       Fund:       Fund Category:
                                      INVESTOR       MORNINGSTAR       INVESTOR       MORNINGSTAR       INVESTOR       MORNINGSTAR
TOTAL RETURNS AFTER TAX                SHARES      LARGE-CAP BLEND      SHARES      LARGE-CAP BLEND      SHARES      LARGE-CAP BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)      9.78%           5.88%           -1.27%           -2.76%          -0.40%            n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)     6.63%           4.04%           -1.00%           -1.93%          -0.27%            n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark.

[LINE GRAPH]

$9,926  INVESTOR SHARES
$9,970  DOW JONES WILSHIRE 5000 COMPOSITE INDEX(SM)

                                DOW JONES
                              WILSHIRE 5000
              INVESTOR          COMPOSITE
               SHARES           INDEX(SM)
01-Jun-99     $10,000            $10,000
30-Jun-99     $10,515            $10,518
31-Jul-99     $10,165            $10,180
31-Aug-99     $10,070            $10,086
30-Sep-99      $9,820             $9,822
31-Oct-99     $10,435            $10,447
30-Nov-99     $10,790            $10,797
31-Dec-99     $11,605            $11,617
31-Jan-00     $11,108            $11,135
29-Feb-00     $11,374            $11,384
31-Mar-00     $12,022            $12,060
30-Apr-00     $11,399            $11,432
31-May-00     $11,012            $11,033
30-Jun-00     $11,484            $11,519
31-Jul-00     $11,258            $11,284
31-Aug-00     $12,077            $12,104
30-Sep-00     $11,520            $11,538
31-Oct-00     $11,294            $11,294
30-Nov-00     $10,179            $10,170
31-Dec-00     $10,371            $10,351
31-Jan-01     $10,746            $10,748
28-Feb-01      $9,724             $9,729
31-Mar-01      $9,066             $9,074
30-Apr-01      $9,815             $9,821
31-May-01      $9,911             $9,919
30-Jun-01      $9,754             $9,752
31-Jul-01      $9,587             $9,591
31-Aug-01      $9,010             $9,011
30-Sep-01      $8,206             $8,202
31-Oct-01      $8,408             $8,410
30-Nov-01      $9,046             $9,054
31-Dec-01      $9,211             $9,217
31-Jan-02      $9,093             $9,102
28-Feb-02      $8,915             $8,915
31-Mar-02      $9,308             $9,305
30-Apr-02      $8,874             $8,851
31-May-02      $8,766             $8,747
30-Jun-02      $8,169             $8,132
31-Jul-02      $7,516             $7,476
31-Aug-02      $7,567             $7,520
30-Sep-02      $6,816             $6,765
31-Oct-02      $7,327             $7,283
30-Nov-02      $7,740             $7,722
31-Dec-02      $7,320             $7,294
31-Jan-03      $7,139             $7,111
28-Feb-03      $7,010             $6,990
31-Mar-03      $7,098             $7,069
30-Apr-03      $7,656             $7,649
31-May-03      $8,105             $8,116
30-Jun-03      $8,229             $8,237
31-Jul-03      $8,415             $8,435
31-Aug-03      $8,611             $8,637
30-Sep-03      $8,513             $8,542
31-Oct-03      $9,030             $9,064
30-Nov-03      $9,164             $9,190
31-Dec-03      $9,566             $9,603
31-Jan-04      $9,769             $9,817
29-Feb-04      $9,910             $9,961
31-Mar-04      $9,811             $9,854
30-Apr-04      $9,603             $9,644
31-May-04      $9,733             $9,777
30-Jun-04      $9,936             $9,981
31-Jul-04      $9,571             $9,599
31-Aug-04      $9,603             $9,631
30-Sep-04      $9,764             $9,802
31-Oct-04      $9,926             $9,970

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/04 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                    Schwab Equity Index Funds 17

SCHWAB TOTAL STOCK MARKET INDEX FUND

SELECT SHARES(R) PERFORMANCE as of 10/31/04

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                       Benchmark:
                          Fund:        DOW JONES         Fund Category:
                         SELECT      WILSHIRE 5000        MORNINGSTAR
                         SHARES   COMPOSITE INDEX(SM)   LARGE-CAP BLEND
1 YEAR                   10.16%         10.00%               7.89%
5 YEARS                  -0.85%         -0.93%              -1.72%
SINCE INCEPTION: 6/1/99   0.02%         -0.06%              -0.85%

                                                       YEAR                          5 YEARS                    SINCE INCEPTION
                                             Fund:      Fund Category:      Fund:      Fund Category:      Fund:      Fund Category:
                                            SELECT       MORNINGSTAR       SELECT       MORNINGSTAR       SELECT       MORNINGSTAR
TOTAL RETURNS AFTER TAX                     SHARES     LARGE-CAP BLEND     SHARES     LARGE-CAP BLEND     SHARES     LARGE-CAP BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)           9.99%          5.88%          -1.16%          -2.76%         -0.27%           n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)          6.81%          4.04%          -0.90%          -1.93%         -0.15%           n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark.

[LINE GRAPH]

$50,050  SELECT SHARES
$49,850  DOW JONES WILSHIRE 5000 COMPOSITE INDEX(SM)

                              DOW JONES
                            WILSHIRE 5000
              SELECT          COMPOSITE
              SHARES          INDEX(SM)
01-Jun-99     $50,000           $50,000
30-Jun-99     $52,600           $52,590
31-Jul-99     $50,850           $50,902
31-Aug-99     $50,350           $50,428
30-Sep-99     $49,125           $49,112
31-Oct-99     $52,225           $52,236
30-Nov-99     $53,975           $53,986
31-Dec-99     $58,065           $58,083
31-Jan-00     $55,605           $55,673
29-Feb-00     $56,935           $56,920
31-Mar-00     $60,150           $60,301
30-Apr-00     $57,060           $57,159
31-May-00     $55,130           $55,164
30-Jun-00     $57,515           $57,597
31-Jul-00     $56,385           $56,422
31-Aug-00     $60,480           $60,518
30-Sep-00     $57,715           $57,692
31-Oct-00     $56,560           $56,469
30-Nov-00     $51,010           $50,850
31-Dec-00     $51,975           $51,755
31-Jan-01     $53,850           $53,738
28-Feb-01     $48,730           $48,643
31-Mar-01     $45,435           $45,370
30-Apr-01     $49,185           $49,104
31-May-01     $49,695           $49,595
30-Jun-01     $48,910           $48,761
31-Jul-01     $48,070           $47,957
31-Aug-01     $45,185           $45,055
30-Sep-01     $41,155           $41,009
31-Oct-01     $42,190           $42,051
30-Nov-01     $45,385           $45,268
31-Dec-01     $46,210           $46,083
31-Jan-02     $45,645           $45,511
28-Feb-02     $44,725           $44,574
31-Mar-02     $46,720           $46,526
30-Apr-02     $44,520           $44,256
31-May-02     $44,010           $43,734
30-Jun-02     $41,015           $40,659
31-Jul-02     $37,735           $37,378
31-Aug-02     $37,990           $37,598
30-Sep-02     $34,230           $33,827
31-Oct-02     $36,790           $36,415
30-Nov-02     $38,860           $38,611
31-Dec-02     $36,775           $36,472
31-Jan-03     $35,865           $35,553
28-Feb-03     $35,245           $34,952
31-Mar-03     $35,660           $35,347
30-Apr-03     $38,485           $38,245
31-May-03     $40,740           $40,582
30-Jun-03     $41,365           $41,183
31-Jul-03     $42,325           $42,175
31-Aug-03     $43,310           $43,187
30-Sep-03     $42,815           $42,708
31-Oct-03     $45,435           $45,318
30-Nov-03     $46,110           $45,952
31-Dec-03     $48,165           $48,015
31-Jan-04     $49,160           $49,086
29-Feb-04     $49,895           $49,803
31-Mar-04     $49,395           $49,270
30-Apr-04     $48,345           $48,220
31-May-04     $49,030           $48,886
30-Jun-04     $50,050           $49,903
31-Jul-04     $48,215           $47,996
31-Aug-04     $48,375           $48,155
30-Sep-04     $49,185           $49,012
31-Oct-04     $50,050           $49,850

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/04 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


18 Schwab Equity Index Funds

SCHWAB TOTAL STOCK MARKET INDEX FUND

FUND FACTS as of 10/31/04

STYLE ASSESSMENT 1

[GRAPHIC]

                 INVESTMENT STYLE
              Value   Blend   Growth
MARKET CAP
 Large         / /     /X/     / /
 Medium        / /     / /     / /
 Small         / /     / /     / /

STATISTICS

NUMBER OF HOLDINGS                                                        2,965
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $70,406
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                21.0
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.8
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                    2%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2
 Investor Shares ($1,000 for retirement and custodial accounts)          $2,500
 Select Shares                                                           $50,000
--------------------------------------------------------------------------------

TOP HOLDINGS 3

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  GENERAL ELECTRIC CO.                                                2.6%
--------------------------------------------------------------------------------
(2)  EXXON MOBIL CORP.                                                   2.3%
--------------------------------------------------------------------------------
(3)  MICROSOFT CORP.                                                     2.2%
--------------------------------------------------------------------------------
(4)  WAL-MART STORES, INC.                                               1.7%
--------------------------------------------------------------------------------
(5)  CITIGROUP, INC.                                                     1.7%
--------------------------------------------------------------------------------
(6)  PFIZER, INC.                                                        1.6%
--------------------------------------------------------------------------------
(7)  BANK OF AMERICA CORP.                                               1.3%
--------------------------------------------------------------------------------
(8)  JOHNSON & JOHNSON                                                   1.3%
--------------------------------------------------------------------------------
(9)  AMERICAN INTERNATIONAL GROUP, INC.                                  1.2%
--------------------------------------------------------------------------------
(10) INTERNATIONAL BUSINESS MACHINES CORP.                               1.1%
--------------------------------------------------------------------------------
     TOTAL                                                              17.0%

SECTOR WEIGHTINGS % of Portfolio

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

28.4%  CONSUMER NON-DURABLES
22.3%  FINANCE
18.0%  TECHNOLOGY
 9.2%  MATERIALS
 7.0%  ENERGY
 5.8%  UTILITIES
 4.7%  CAPITAL GOODS
 2.0%  TRANSPORTATION
 1.9%  CONSUMER DURABLES
 0.7%  OTHER

  Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 10/31/04, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Please see prospectus for further detail and eligibility requirements.

3 This list is not a recommendation of any security by the investment adviser.


                                                    Schwab Equity Index Funds 19

SCHWAB INTERNATIONAL INDEX FUND(R)

INVESTOR SHARES PERFORMANCE as of 10/31/04

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                              Benchmark:
                   Fund:        SCHWAB        Fund Category:
                 INVESTOR    INTERNATIONAL  MORNINGSTAR FOREIGN
                  SHARES        INDEX(R)     LARGE-CAP BLEND
1 YEAR             18.40%       19.32%           16.12%
5 YEARS            -2.32%       -1.71%           -1.56%
10 YEARS            4.47%        5.07%            4.69%

                                                   1 YEAR                         5 YEARS                        10 YEARS
                                                     Fund Category:                 Fund Category:                   Fund Category:
                                           Fund:      MORNINGSTAR         Fund:      MORNINGSTAR         Fund:        MORNINGSTAR
                                         INVESTOR       FOREIGN         INVESTOR       FOREIGN         INVESTOR         FOREIGN
TOTAL RETURNS AFTER TAX                   SHARES    LARGE-CAP BLEND      SHARES    LARGE-CAP BLEND      SHARES      LARGE-CAP BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)        18.30%        13.82%           -2.67%         -2.72%           4.12%           3.16%
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)       12.51%         9.24%           -2.11%         -1.89%           3.72%           3.26%
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance over ten years of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark and an additional index.

[LINE GRAPH]

$15,485  INVESTOR SHARES
$16,411  SCHWAB INTERNATIONAL INDEX(R)
$14,837  MSCI-EAFE(R) INDEX

                               SCHWAB
               INVESTOR     INTERNATIONAL     MSCI-EAFE(R)
                SHARES         INDEX(R)          INDEX

31-Oct-94       $10,000        $10,000         $10,000
30-Nov-94        $9,523         $9,503          $9,519
31-Dec-94        $9,575         $9,581          $9,579
31-Jan-95        $9,231         $9,300          $9,211
28-Feb-95        $9,305         $9,325          $9,184
31-Mar-95        $9,825         $9,944          $9,758
30-Apr-95       $10,178        $10,290         $10,124
31-May-95       $10,206        $10,251         $10,004
30-Jun-95       $10,104        $10,129          $9,829
31-Jul-95       $10,615        $10,725         $10,441
31-Aug-95       $10,262        $10,324         $10,043
30-Sep-95       $10,475        $10,576         $10,239
31-Oct-95       $10,336        $10,394          $9,964
30-Nov-95       $10,559        $10,685         $10,241
31-Dec-95       $10,936        $11,099         $10,654
31-Jan-96       $10,964        $11,134         $10,697
29-Feb-96       $10,982        $11,155         $10,734
31-Mar-96       $11,170        $11,363         $10,961
30-Apr-96       $11,443        $11,632         $11,280
31-May-96       $11,320        $11,495         $11,073
30-Jun-96       $11,405        $11,573         $11,135
31-Jul-96       $11,086        $11,273         $10,809
31-Aug-96       $11,190        $11,371         $10,833
30-Sep-96       $11,499        $11,706         $11,121
31-Oct-96       $11,480        $11,666         $11,008
30-Nov-96       $11,996        $12,208         $11,446
31-Dec-96       $11,933        $12,100         $11,298
31-Jan-97       $11,543        $11,698         $10,903
28-Feb-97       $11,714        $11,893         $11,082
31-Mar-97       $11,810        $11,973         $11,122
30-Apr-97       $11,895        $12,102         $11,181
31-May-97       $12,770        $12,990         $11,908
30-Jun-97       $13,485        $13,749         $12,565
31-Jul-97       $13,894        $14,121         $12,768
31-Aug-97       $12,885        $13,102         $11,814
30-Sep-97       $13,770        $13,925         $12,476
31-Oct-97       $12,665        $12,797         $11,517
30-Nov-97       $12,656        $12,747         $11,399
31-Dec-97       $12,805        $12,927         $11,498
31-Jan-98       $13,276        $13,450         $12,024
28-Feb-98       $14,047        $14,263         $12,796
31-Mar-98       $14,412        $14,637         $13,190
30-Apr-98       $14,509        $14,736         $13,294
31-May-98       $14,509        $14,700         $13,229
30-Jun-98       $14,634        $14,796         $13,329
31-Jul-98       $14,673        $14,891         $13,464
31-Aug-98       $12,863        $13,015         $11,796
30-Sep-98       $12,449        $12,588         $11,434
31-Oct-98       $13,681        $13,908         $12,625
30-Nov-98       $14,384        $14,690         $13,271
31-Dec-98       $14,834        $15,172         $13,796
31-Jan-99       $14,785        $15,091         $13,754
28-Feb-99       $14,455        $14,793         $13,427
31-Mar-99       $15,106        $15,472         $13,987
30-Apr-99       $15,718        $16,138         $14,553
31-May-99       $14,950        $15,324         $13,804
30-Jun-99       $15,524        $15,949         $14,342
31-Jul-99       $16,087        $16,542         $14,768
31-Aug-99       $16,232        $16,696         $14,823
30-Sep-99       $16,534        $16,982         $14,972
31-Oct-99       $17,418        $17,886         $15,534
30-Nov-99       $18,214        $18,664         $16,073
31-Dec-99       $19,820        $20,303         $17,516
31-Jan-00       $18,263        $18,829         $16,404
29-Feb-00       $18,518        $19,133         $16,845
31-Mar-00       $19,595        $20,219         $17,499
30-Apr-00       $18,537        $19,126         $16,578
31-May-00       $18,009        $18,565         $16,174
30-Jun-00       $18,684        $19,257         $16,806
31-Jul-00       $17,960        $18,511         $16,102
31-Aug-00       $18,284        $18,837         $16,242
30-Sep-00       $17,333        $17,863         $15,451
31-Oct-00       $16,775        $17,307         $15,086
30-Nov-00       $16,011        $16,528         $14,521
31-Dec-00       $16,334        $16,876         $15,036
31-Jan-01       $16,473        $17,056         $15,041
28-Feb-01       $15,061        $15,575         $13,916
31-Mar-01       $14,047        $14,498         $12,971
30-Apr-01       $15,011        $15,496         $13,862
31-May-01       $14,475        $14,917         $13,349
30-Jun-01       $13,858        $14,280         $12,800
31-Jul-01       $13,510        $13,935         $12,579
31-Aug-01       $13,122        $13,545         $12,287
30-Sep-01       $11,939        $12,318         $11,042
31-Oct-01       $12,149        $12,554         $11,325
30-Nov-01       $12,526        $12,947         $11,743
31-Dec-01       $12,619        $13,035         $11,812
31-Jan-02       $11,966        $12,356         $11,185
28-Feb-02       $12,056        $12,462         $11,263
31-Mar-02       $12,719        $13,119         $11,873
30-Apr-02       $12,759        $13,228         $11,951
31-May-02       $12,931        $13,414         $12,103
30-Jun-02       $12,408        $12,872         $11,621
31-Jul-02       $11,191        $11,616         $10,474
31-Aug-02       $11,161        $11,591         $10,450
30-Sep-02        $9,954        $10,339          $9,328
31-Oct-02       $10,528        $10,955          $9,828
30-Nov-02       $10,970        $11,438         $10,275
31-Dec-02       $10,646        $11,073          $9,929
31-Jan-03       $10,184        $10,608          $9,515
28-Feb-03        $9,979        $10,390          $9,298
31-Mar-03        $9,773        $10,186          $9,115
30-Apr-03       $10,697        $11,186         $10,009
31-May-03       $11,344        $11,857         $10,615
30-Jun-03       $11,612        $12,138         $10,872
31-Jul-03       $11,847        $12,415         $11,135
31-Aug-03       $12,033        $12,625         $11,403
30-Sep-03       $12,360        $12,977         $11,755
31-Oct-03       $13,079        $13,754         $12,487
30-Nov-03       $13,429        $14,119         $12,764
31-Dec-03       $14,493        $15,257         $13,761
31-Jan-04       $14,608        $15,393         $13,955
29-Feb-04       $14,932        $15,739         $14,277
31-Mar-04       $14,890        $15,702         $14,357
30-Apr-04       $14,598        $15,412         $14,033
31-May-04       $14,660        $15,514         $14,081
30-Jun-04       $14,932        $15,800         $14,389
31-Jul-04       $14,556        $15,392         $13,921
31-Aug-04       $14,566        $15,416         $13,983
30-Sep-04       $14,974        $15,845         $14,348
31-Oct-04       $15,485        $16,411         $14,837

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/04 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


20 Schwab Equity Index Funds

SCHWAB INTERNATIONAL INDEX FUND

SELECT SHARES(R) PERFORMANCE as of 10/31/04

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                      Benchmark:
                            Fund:       SCHWAB         Fund Category:
                           SELECT    INTERNATIONAL   MORNINGSTAR FOREIGN
                           SHARES      INDEX(R)        LARGE-CAP BLEND
1 YEAR                     18.56%       19.32%            16.12%
5 YEARS                    -2.21%       -1.71%            -1.56%
SINCE INCEPTION: 5/19/97    2.58%        2.99%            -0.64%

                                                      1 YEAR                        5 YEARS                    SINCE INCEPTION
                                                        Fund Category:                 Fund Category:                 Fund Category:
                                             Fund:       MORNINGSTAR        Fund:       MORNINGSTAR        Fund:       MORNINGSTAR
                                            SELECT         FOREIGN         SELECT         FOREIGN         SELECT         FOREIGN
TOTAL RETURNS AFTER TAX                     SHARES     LARGE-CAP BLEND     SHARES     LARGE-CAP BLEND     SHARES     LARGE-CAP BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)          18.43%          13.82%         -2.60%          -2.72%          2.21%          n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)         12.63%           9.24%         -2.04%          -1.89%          2.03%          n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark and an additional index.

[LINE GRAPH]

$60,440  SELECT SHARES
$62,259  SCHWAB INTERNATIONAL INDEX(R)
$61,358  MSCI-EAFE(R) INDEX

                             SCHWAB
                SELECT    INTERNATIONAL     MSCI-EAFE(R)
                SHARES       INDEX(R)           INDEX
19-May-97       $50,000      $50,000          $50,000
31-May-97       $49,375      $49,283          $49,248
30-Jun-97       $52,170      $52,161          $51,961
31-Jul-97       $53,755      $53,571          $52,803
31-Aug-97       $49,815      $49,706          $48,859
30-Sep-97       $53,240      $52,827          $51,595
31-Oct-97       $49,005      $48,550          $47,627
30-Nov-97       $48,970      $48,360          $47,141
31-Dec-97       $49,580      $49,042          $47,551
31-Jan-98       $51,405      $51,027          $49,725
28-Feb-98       $54,385      $54,111          $52,917
31-Mar-98       $55,800      $55,529          $54,547
30-Apr-98       $56,175      $55,905          $54,978
31-May-98       $56,175      $55,770          $54,708
30-Jun-98       $56,655      $56,133          $55,124
31-Jul-98       $56,845      $56,493          $55,681
31-Aug-98       $49,840      $49,376          $48,782
30-Sep-98       $48,240      $47,757          $47,284
31-Oct-98       $53,005      $52,763          $52,211
30-Nov-98       $55,725      $55,732          $54,885
31-Dec-98       $57,490      $57,561          $57,053
31-Jan-99       $57,305      $57,252          $56,881
28-Feb-99       $56,025      $56,122          $55,528
31-Mar-99       $58,585      $58,699          $57,843
30-Apr-99       $60,955      $61,225          $60,186
31-May-99       $57,980      $58,137          $57,086
30-Jun-99       $60,200      $60,507          $59,313
31-Jul-99       $62,385      $62,757          $61,074
31-Aug-99       $62,950      $63,342          $61,300
30-Sep-99       $64,115      $64,425          $61,919
31-Oct-99       $67,575      $67,857          $64,241
30-Nov-99       $70,660      $70,806          $66,470
31-Dec-99       $76,920      $77,025          $72,439
31-Jan-00       $70,880      $71,433          $67,839
29-Feb-00       $71,870      $72,588          $69,664
31-Mar-00       $76,050      $76,708          $72,367
30-Apr-00       $71,905      $72,561          $68,561
31-May-00       $69,895      $70,431          $66,888
30-Jun-00       $72,515      $73,058          $69,503
31-Jul-00       $69,740      $70,228          $66,591
31-Aug-00       $70,995      $71,462          $67,169
30-Sep-00       $67,310      $67,769          $63,898
31-Oct-00       $65,110      $65,658          $62,390
30-Nov-00       $62,185      $62,703          $60,050
31-Dec-00       $63,455      $64,024          $62,182
31-Jan-01       $63,955      $64,706          $62,201
28-Feb-01       $58,470      $59,090          $57,548
31-Mar-01       $54,570      $55,001          $53,641
30-Apr-01       $58,315      $58,788          $57,326
31-May-01       $56,230      $56,592          $55,205
30-Jun-01       $53,835      $54,175          $52,936
31-Jul-01       $52,485      $52,866          $52,020
31-Aug-01       $51,015      $51,386          $50,813
30-Sep-01       $46,385      $46,733          $45,666
31-Oct-01       $47,235      $47,628          $46,835
30-Nov-01       $48,700      $49,119          $48,563
31-Dec-01       $49,040      $49,452          $48,850
31-Jan-02       $46,540      $46,876          $46,256
28-Feb-02       $46,890      $47,279          $46,579
31-Mar-02       $49,430      $49,771          $49,099
30-Apr-02       $49,590      $50,183          $49,423
31-May-02       $50,255      $50,891          $50,051
30-Jun-02       $48,220      $48,833          $48,059
31-Jul-02       $43,525      $44,067          $43,316
31-Aug-02       $43,410      $43,973          $43,216
30-Sep-02       $38,715      $39,225          $38,575
31-Oct-02       $40,945      $41,560          $40,646
30-Nov-02       $42,665      $43,395          $42,491
31-Dec-02       $41,385      $42,009          $41,064
31-Jan-03       $39,625      $40,243          $39,351
28-Feb-03       $38,825      $39,419          $38,450
31-Mar-03       $38,025      $38,642          $37,697
30-Apr-03       $41,625      $42,438          $41,391
31-May-03       $44,140      $44,981          $43,899
30-Jun-03       $45,180      $46,051          $44,961
31-Jul-03       $46,140      $47,098          $46,050
31-Aug-03       $46,860      $47,898          $47,159
30-Sep-03       $48,140      $49,233          $48,612
31-Oct-03       $50,980      $52,179          $51,640
30-Nov-03       $52,300      $53,566          $52,787
31-Dec-03       $56,485      $57,881          $56,909
31-Jan-04       $56,935      $58,400          $57,712
29-Feb-04       $58,195      $59,711          $59,045
31-Mar-04       $58,035      $59,572          $59,376
30-Apr-04       $56,935      $58,470          $58,034
31-May-04       $57,180      $58,857          $58,231
30-Jun-04       $58,240      $59,940          $59,506
31-Jul-04       $56,770      $58,393          $57,572
31-Aug-04       $56,810      $58,483          $57,826
30-Sep-04       $58,400      $60,114          $59,335
31-Oct-04       $60,440      $62,259          $61,358

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/04 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                Schwab Equity Index Funds 21

SCHWAB INTERNATIONAL INDEX FUND

FUND FACTS as of 10/31/04

STYLE ASSESSMENT 1

                INVESTMENT STYLE
MARKET CAP   Value   Blend   Growth
 Large        / /     /X/     / /
 Medium       / /     / /     / /
 Small        / /     / /     / /

TOP HOLDINGS 2

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  BP PLC                                                              3.3%
--------------------------------------------------------------------------------
(2)  HSBC HOLDINGS PLC                                                   2.7%
--------------------------------------------------------------------------------
(3)  VODAFONE GROUP PLC                                                  2.7%
--------------------------------------------------------------------------------
(4)  GLAXOSMITHKLINE PLC                                                 1.9%
--------------------------------------------------------------------------------
(5)  TOTAL SA                                                            1.9%
--------------------------------------------------------------------------------
(6)  NOVARTIS AG, Registered                                             1.8%
--------------------------------------------------------------------------------
(7)  ROYAL DUTCH PETROLEUM CO.                                           1.7%
--------------------------------------------------------------------------------
(8)  TOYOTA MOTOR CORP.                                                  1.7%
--------------------------------------------------------------------------------
(9)  NESTLE SA, Registered                                               1.5%
--------------------------------------------------------------------------------
(10) ROYAL BANK OF SCOTLAND GROUP PLC                                    1.3%
--------------------------------------------------------------------------------
     TOTAL                                                              20.5%

STATISTICS

NUMBER OF HOLDINGS                                                         335
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $57,013
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                19.6
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.1
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                     1%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3
 Investor Shares ($1,000 for retirement and custodial accounts)          $2,500
 Select Shares                                                           $50,000
--------------------------------------------------------------------------------

SECTOR AND COUNTRY WEIGHTINGS % of Portfolio

These charts show the fund's sector and country composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

SECTOR
---------------------------
[PIE CHART]

27.9% FINANCE
24.8% MATERIALS
15.6% CONSUMER NON-DURABLES
10.7% UTILITIES
 7.7% TRANSPORTATION
 4.4% ENERGY
 3.9% CAPITAL GOODS
 2.6% TECHNOLOGY
 2.1% CONSUMER DURABLES
 0.3% OTHER

COUNTRY
---------------------------
[PIE CHART]

27.8% UNITED KINGDOM
17.8% JAPAN
10.6% FRANCE
 7.8% SWITZERLAND
 7.2% GERMANY
 6.2% CANADA
 5.6% NETHERLANDS
 4.1% AUSTRALIA
 3.9% SPAIN
 9.0% OTHER

  Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 10/31/04, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 This list is not a recommendation of any security by the investment adviser.

3 Please see prospectus for further detail and eligibility requirements.


22 Schwab Equity Index Funds

FUND EXPENSES

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning May 1, 2004 and held through October 31, 2004.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's or share class' actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                                          ENDING
                                                                  BEGINNING            ACCOUNT VALUE               EXPENSES
                                         EXPENSE RATIO 1        ACCOUNT VALUE        (NET OF EXPENSES)        PAID DURING PERIOD 2
                                          (ANNUALIZED)            AT 5/1/04            AT 10/31/04              5/1/04-10/31/04
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB S&P 500 FUND

Investor Shares
  Actual Return                              0.37%                 $1,000                 $1,028.00                  $1.89
  Hypothetical 5% Return                     0.37%                 $1,000                 $1,023.28                  $1.88

Select Shares(R)
  Actual Return                              0.19%                 $1,000                 $1,029.10                  $0.97
  Hypothetical 5% Return                     0.19%                 $1,000                 $1,024.18                  $0.97

e.Shares(R)
  Actual Return                              0.28%                 $1,000                 $1,028.00                  $1.43
  Hypothetical 5% Return                     0.28%                 $1,000                 $1,023.73                  $1.42
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB 1000 FUND(R)

Investor Shares
  Actual Return                              0.50%                 $1,000                 $1,027.80                  $2.55
  Hypothetical 5% Return                     0.50%                 $1,000                 $1,022.62                  $2.54

Select Shares
  Actual Return                              0.35%                 $1,000                 $1,028.40                  $1.78
  Hypothetical 5% Return                     0.35%                 $1,000                 $1,023.38                  $1.78

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each share class are equal to that share class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.


                                                    Schwab Equity Index Funds 23

FUND EXPENSES continued

                                                                                           ENDING
                                                                   BEGINNING             ACCOUNT VALUE               EXPENSES
                                         EXPENSE RATIO 1         ACCOUNT VALUE         (NET OF EXPENSES)        PAID DURING PERIOD 2
                                          (ANNUALIZED)             AT 5/1/04             AT 10/31/04              5/1/04-10/31/04
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R)

Investor Shares
  Actual Return                              0.59%                  $1,000                 $1,056.80                   $3.05
  Hypothetical 5% Return                     0.59%                  $1,000                 $1,022.17                   $3.00

Select Shares
  Actual Return                              0.42%                  $1,000                 $1,057.80                   $2.17
  Hypothetical 5% Return                     0.42%                  $1,000                 $1,023.03                   $2.14
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

Investor Shares
  Actual Return                              0.56%                  $1,000                 $1,033.70                   $2.81
  Hypothetical 5% Return                     0.56%                  $1,000                 $1,022.37                   $2.80

Select Shares
  Actual Return                              0.39%                  $1,000                 $1,035.20                   $2.00
  Hypothetical 5% Return                     0.39%                  $1,000                 $1,023.18                   $1.98
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(R)

Investor Shares
  Actual Return                              0.69%                  $1,000                 $1,060.80                   $3.57
  Hypothetical 5% Return                     0.69%                  $1,000                 $1,021.67                   $3.51

Select Shares
  Actual Return                              0.50%                  $1,000                 $1,061.60                   $2.59
  Hypothetical 5% Return                     0.50%                  $1,000                 $1,022.62                   $2.54

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each share class are equal to that share class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.


24 Schwab Equity Index Funds

SCHWAB S&P 500 FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                      11/1/03-       11/1/02-        11/1/01-        11/1/00-        11/1/99-
INVESTOR SHARES                                       10/31/04       10/31/03        10/31/02        10/31/01        10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  16.36          13.79           16.45           22.15           21.17
                                                      ------------------------------------------------------------------------------
Income or loss from investment operations:
     Net investment income                               0.23           0.20            0.20            0.17            0.17
     Net realized and unrealized gains or losses         1.23           2.57           (2.68)          (5.70)           1.06
                                                      ------------------------------------------------------------------------------
     Total income or loss from investment operations     1.46           2.77           (2.48)          (5.53)           1.23
Less distributions:
     Dividends from net investment income               (0.21)         (0.20)          (0.18)          (0.17)          (0.18)
     Distributions from net realized gains                 --             --              --              --           (0.07)
                                                      ------------------------------------------------------------------------------
     Total distributions                                (0.21)         (0.20)          (0.18)          (0.17)          (0.25)
                                                      ------------------------------------------------------------------------------
Net asset value at end of period                        17.61          16.36           13.79           16.45           22.15
                                                      ------------------------------------------------------------------------------
Total return (%)                                         9.03          20.39          (15.32)         (25.11)           5.81

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
     Net operating expenses                              0.37           0.36            0.35            0.35            0.36 1
     Gross operating expenses                            0.45           0.46            0.46            0.46            0.52
     Net investment income                               1.35           1.45            1.21            0.95            0.81
Portfolio turnover rate                                     3              3               8               4               9
Net assets, end of period ($ x 1,000,000)               3,849          3,510           2,760           3,070           3,617

1 The ratio of net operating expenses would have been 0.35% if certain non-routine expenses (proxy fees) had not been included.


                                                         See financial notes. 25

SCHWAB S&P 500 FUND

FINANCIAL HIGHLIGHTS

                                                      11/1/03-       11/1/02-        11/1/01-        11/1/00-        11/1/99-
SELECT SHARES                                         10/31/04       10/31/03        10/31/02        10/31/01        10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  16.41          13.83           16.50           22.21           21.23
                                                      ------------------------------------------------------------------------------
Income or loss from investment operations:
     Net investment income                               0.26           0.24            0.22            0.20            0.20
     Net realized and unrealized gains or losses         1.24           2.57           (2.69)          (5.71)           1.06
                                                      ------------------------------------------------------------------------------
     Total income or loss from investment operations     1.50           2.81           (2.47)          (5.51)           1.26
Less distributions:
     Dividends from net investment income               (0.23)         (0.23)          (0.20)          (0.20)          (0.21)
     Distributions from net realized gains                 --             --              --              --           (0.07)
                                                      ------------------------------------------------------------------------------
     Total distributions                                (0.23)         (0.23)          (0.20)          (0.20)          (0.28)
                                                      ------------------------------------------------------------------------------
Net asset value at end of period                        17.68          16.41           13.83           16.50           22.21
                                                      ------------------------------------------------------------------------------
Total return (%)                                         9.25          20.62          (15.20)         (24.97)           5.94

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
     Net operating expenses                              0.19           0.19            0.19            0.19            0.20 1
     Gross operating expenses                            0.30           0.31            0.31            0.31            0.36
     Net investment income                               1.53           1.63            1.37            1.11            0.98
Portfolio turnover rate                                     3              3               8               4               9
Net assets, end of period ($ x 1,000,000)               4,119          3,692           3,029           3,563           4,357

1 The ratio of net operating expenses would have been 0.19% if certain non-routine expenses (proxy fees) had not been included.


26 See financial notes.

SCHWAB S&P 500 FUND

                                                      11/1/03-       11/1/02-        11/1/01-        11/1/00-        11/1/99-
E.SHARES                                              10/31/04       10/31/03        10/31/02        10/31/01        10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  16.37          13.79           16.46           22.17           21.21
                                                      ------------------------------------------------------------------------------
Income or loss from investment operations:
     Net investment income                               0.26           0.23            0.23            0.20            0.20
     Net realized and unrealized gains or losses         1.21           2.56           (2.71)          (5.71)           1.04
                                                      ------------------------------------------------------------------------------
     Total income or loss from investment operations     1.47           2.79           (2.48)          (5.51)           1.24
Less distributions:
     Dividends from net investment income               (0.22)         (0.21)          (0.19)          (0.20)          (0.21)
     Distributions from net realized gains                 --             --              --              --           (0.07)
                                                      ------------------------------------------------------------------------------
     Total distributions                                (0.22)         (0.21)          (0.19)          (0.20)          (0.28)
                                                      ------------------------------------------------------------------------------
Net asset value at end of period                        17.62          16.37           13.79           16.46           22.17
                                                      ------------------------------------------------------------------------------
Total return (%)                                         9.10          20.55          (15.32)         (25.02)           5.84

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
     Net operating expenses                              0.28           0.28            0.28            0.28            0.29 1
     Gross operating expenses                            0.30           0.31            0.31            0.31            0.36
     Net investment income                               1.44           1.54            1.28            1.02            0.88
Portfolio turnover rate                                     3              3               8               4               9
Net assets, end of period ($ x 1,000,000)                 249            246             220             304             441

1 The ratio of net operating expenses would have been 0.28% if certain non-routine expenses (proxy fees) had not been included.


                                                         See financial notes. 27

SCHWAB S&P 500 FUND

SUMMARY OF PORTFOLIO HOLDINGS as of October 31, 2004

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holding exceeding 1% of the fund's net assets. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the end of the report period, free of charge, by calling SchwabFunds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov. In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten. For the characteristics of the securities included under "Other Securities", please refer to the complete schedule of portfolio holdings.

(1) Top Ten Holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

 @  This security or a portion of this security is on loan

                                                     COST                VALUE
HOLDINGS BY CATEGORY                              ($x1,000)            ($x1,000)
--------------------------------------------------------------------------------
 99.9%  COMMON STOCK                              7,443,407           8,204,858

  0.1%  SHORT-TERM
        INVESTMENT                                    9,415               9,415

  0.0%  U.S. TREASURY
        OBLIGATIONS                                     973                 973
--------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                         7,453,795           8,215,246

  7.8%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                          641,932             641,932

(7.8)%  OTHER ASSETS AND
        LIABILITIES, NET                                               (639,803)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                              8,217,375

                                                        % OF NET        VALUE
      SECURITY AND NUMBER OF SHARES                      ASSETS      ($ x 1,000)
      COMMON STOCK 99.9% of net assets

      AEROSPACE / DEFENSE 1.9%
      --------------------------------------------------------------------------
      Other Securities                                     1.9           154,257

      AIR TRANSPORTATION 1.3%
      --------------------------------------------------------------------------
      United Parcel Service, Inc.,
      Class B  875,969                                     0.9            69,359
      Other Securities                                     0.4            33,712
                                                       -------       -----------
                                                           1.3           103,071
      ALCOHOLIC BEVERAGES 0.5%
      --------------------------------------------------------------------------
      Other Securities                                     0.5            37,410

      APPAREL 0.5%
      --------------------------------------------------------------------------
      Other Securities                                     0.5            36,764

      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 1.1%
      --------------------------------------------------------------------------
      Other Securities                                     1.1            87,613

      BANKS 8.0%
      --------------------------------------------------------------------------
  (7) Bank of America
      Corp.  3,185,172                                     1.7           142,664
      JPMorgan Chase &
      Co.  2,789,215                                       1.3           107,664
      U.S. Bancorp  1,460,541                              0.5            41,786
      Wachovia Corp.  1,021,821                            0.6            50,284
      Wells Fargo & Co.  1,322,357                         1.0            78,971
      Other Securities                                     2.9           236,220
                                                       -------       -----------
                                                           8.0           657,589
      BUSINESS MACHINES & SOFTWARE 9.0%
      --------------------------------------------------------------------------
    o Cisco Systems, Inc.  5,294,483                       1.2           101,707
    o Dell, Inc.  1,955,032                                0.8            68,543
      Hewlett-Packard
      Co.  2,349,878                                       0.5            43,849
 (10) International Business
      Machines Corp.  1,311,743                            1.4           117,729
 =(3) Microsoft Corp.  8,513,790                           2.9           238,301
   @o Oracle Corp.  4,033,549                              0.6            51,065
      Other Securities                                     1.6           122,082
                                                       -------       -----------
                                                           9.0           743,276


28 See financial notes.

SCHWAB S&P 500 FUND

                                                        % OF NET        VALUE
      SECURITY AND NUMBER OF SHARES                      ASSETS      ($ x 1,000)
      BUSINESS SERVICES 4.5%
      --------------------------------------------------------------------------
    o eBay, Inc.  514,370                                  0.6            50,208
      Tyco International
      Ltd.  1,573,000                                      0.6            48,999
    o Yahoo! Inc.  1,058,458                               0.5            38,306
      Other Securities                                     2.8           228,310
                                                       -------       -----------
                                                           4.5           365,823
      CHEMICALS 1.5%
      --------------------------------------------------------------------------
      Other Securities                                     1.5           125,594

      CONSTRUCTION 0.5%
      --------------------------------------------------------------------------
      Other Securities                                     0.5            39,639

      CONSUMER DURABLES 0.2%
      --------------------------------------------------------------------------
      Other Securities                                     0.2            18,034

      CONTAINERS 0.1%
      --------------------------------------------------------------------------
      Other Securities                                     0.1            11,796

      ELECTRONICS 5.0%
      --------------------------------------------------------------------------
    @ Intel Corp.  5,023,205                               1.4           111,817
      Qualcomm, Inc.  1,266,736                            0.7            52,962
      Other Securities                                     2.9           248,887
                                                       -------       -----------
                                                           5.0           413,666
      ENERGY: RAW MATERIALS 1.8%
      --------------------------------------------------------------------------
      Other Securities                                     1.8           150,220

      FOOD & AGRICULTURE 3.4%
      --------------------------------------------------------------------------
      The Coca-Cola Co.  1,893,069                         0.9            76,972
      PepsiCo, Inc.  1,326,494                             0.8            65,768
      Other Securities                                     1.7           137,711
                                                       -------       -----------
                                                           3.4           280,451
      GOLD 0.2%
      --------------------------------------------------------------------------
      Other Securities                                     0.2            16,425

      HEALTHCARE / DRUGS & MEDICINE 12.2%
      --------------------------------------------------------------------------
      Abbott Laboratories  1,222,533                       0.6            52,117
   @o Amgen, Inc.  985,789                                 0.7            55,993
      Eli Lilly & Co.  878,527                             0.6            48,240
 @(8) Johnson & Johnson  2,324,156                         1.7           135,684
      Medtronic, Inc.  942,124                             0.6            48,152
      Merck & Co., Inc.  1,730,042                         0.7            54,168
  (6) Pfizer, Inc.  5,912,611                              2.1           171,170
      UnitedHealth Group,
      Inc.  517,316                                        0.5            37,454
      Wyeth  1,034,682                                     0.5            41,025
      Other Securities                                     4.2           359,941
                                                       -------       -----------
                                                          12.2         1,003,944
      HOUSEHOLD PRODUCTS 2.2%
      --------------------------------------------------------------------------
    = Procter & Gamble
      Co.  1,990,726                                       1.3           101,886
      Other Securities                                     0.9            80,423
                                                       -------       -----------
                                                           2.2           182,309
      INSURANCE 4.6%
      --------------------------------------------------------------------------
  (9) American International
      Group, Inc.  2,040,150                               1.5           123,858
      Other Securities                                     3.1           253,208
                                                       -------       -----------
                                                           4.6           377,066
      MEDIA 3.5%
      --------------------------------------------------------------------------
   @o Comcast Corp.,
      Class A  1,742,810                                   0.6            51,413
    o Time Warner, Inc.  3,558,276                         0.7            59,210
    @ Viacom, Inc.,
      Class B  1,358,469                                   0.6            49,571
      The Walt Disney
      Co.  1,593,305                                       0.5            40,183
      Other Securities                                     1.1            83,012
                                                       -------       -----------
                                                           3.5           283,389
      MISCELLANEOUS 0.6%
      --------------------------------------------------------------------------
      3M Co.  607,876                                      0.6            47,153

      MISCELLANEOUS FINANCE 7.7%
      --------------------------------------------------------------------------
      American Express
      Co.  990,581                                         0.6            52,570
    / The Charles Schwab
      Corp.  1,063,150                                     0.1             9,728
  (4) Citigroup, Inc.  4,056,339                           2.2           179,980
      Fannie Mae  753,227                                  0.6            52,839
      Merrill Lynch & Co.,
      Inc.  730,834                                        0.5            39,421
      Morgan Stanley  855,539                              0.5            43,709
      Other Securities                                     3.2           254,466
                                                       -------       -----------
                                                           7.7           632,713


                                                         See financial notes. 29

SCHWAB S&P 500 FUND

SUMMARY OF PORTFOLIO HOLDINGS continued

                                                        % OF NET        VALUE
      SECURITY AND NUMBER OF SHARES                      ASSETS      ($ x 1,000)
      NON-DURABLES & ENTERTAINMENT 1.2%
      --------------------------------------------------------------------------
      Other Securities                                     1.2            96,787

      NON-FERROUS METALS 0.4%
      --------------------------------------------------------------------------
      Other Securities                                     0.4            35,915

      OIL: DOMESTIC 1.2%
      --------------------------------------------------------------------------
      ConocoPhillips 535,948                               0.5            45,186
      Other Securities                                     0.7            53,440
                                                         -----       -----------
                                                           1.2            98,626
      OIL: INTERNATIONAL 4.1%
      --------------------------------------------------------------------------
      ChevronTexaco
      Corp. 1,663,314                                      1.1            88,255
  (2) Exxon Mobil Corp. 5,094,097                          3.0           250,732
                                                         -----       -----------
                                                           4.1           338,987
      OPTICAL & PHOTO 0.2%
      --------------------------------------------------------------------------
      Other Securities                                     0.2            19,067

      PAPER & FOREST PRODUCTS 0.8%
      --------------------------------------------------------------------------
      Other Securities                                     0.8            67,738

      PRODUCER GOODS & MANUFACTURING 5.4%
      --------------------------------------------------------------------------
@=(1) General Electric
      Co. 8,267,470                                        3.4           282,086
      Other Securities                                     2.0           159,500
                                                         -----       -----------
                                                           5.4           441,586
      RAILROAD & SHIPPING 0.5%
      --------------------------------------------------------------------------
      Other Securities                                     0.5            41,153

      REAL PROPERTY 0.5%
      --------------------------------------------------------------------------
      Other Securities                                     0.5            39,573

      RETAIL 6.7%
      --------------------------------------------------------------------------
    @ Home Depot, Inc. 1,719,111                           0.9            70,621
 =(5) Wal-Mart Stores,
      Inc. 3,322,091                                       2.2           179,127
      Other Securities                                     3.6           300,572
                                                         -----       -----------
                                                           6.7           550,320
      STEEL 0.1%
      --------------------------------------------------------------------------
      Other Securities                                     0.1            10,943

      TELEPHONE 3.4%
      --------------------------------------------------------------------------
      BellSouth Corp. 1,425,708                            0.5            38,024
      SBC Communications,
      Inc. 2,594,733                                       0.8            65,543
    @ Verizon Communications,
      Inc. 2,167,822                                       1.0            84,762
      Other Securities                                     1.1            86,995
                                                         -----       -----------
                                                           3.4           275,324
      TOBACCO 1.1%
      --------------------------------------------------------------------------
      Altria Group, Inc. 1,606,665                         0.9            77,859
      Other Securities                                     0.2            13,173
                                                         -----       -----------
                                                           1.1            91,032
      TRAVEL & RECREATION 0.7%
      --------------------------------------------------------------------------
      Other Securities                                     0.7            56,548

      TRUCKING & FREIGHT 0.1%
      --------------------------------------------------------------------------
      Other Securities                                     0.1            11,899

      UTILITIES: ELECTRIC & GAS 3.2%
      --------------------------------------------------------------------------
      Other Securities                                     3.2           261,158

      SHORT-TERM INVESTMENT
      0.1% of net assets

      Provident Institutional
      TempFund 9,414,995                                   0.1             9,415

      SECURITY
        RATE, MATURITY DATE
        FACE AMOUNT ($ x 1,000)

      U.S. TREASURY OBLIGATIONS
      0.0% of net assets

    = U.S. Treasury Bills,
        1.54%-1.66%, 12/16/04
        975                                                0.0               973

END OF INVESTMENTS.


30 See financial notes.

SCHWAB S&P 500 FUND

      SECURITY                                         FACE AMOUNT      VALUE
        RATE, MATURITY DATE                            ($ x 1,000)   ($ x 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      7.8% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS 3.3%
      --------------------------------------------------------------------------
      Canadian Imperial Bank of
      Commerce/New York
        1.92%, 11/29/04                                     23,101        23,097
        1.72%, 05/25/05                                     21,894        21,890
      Crown Point Capital
        1.80%, 11/05/04                                      8,536         8,523
      Foreningssparbanken AB
        1.83%, 11/15/04                                     63,439        63,430
      Fortis Bank NY
        1.78%, 06/06/05                                      9,163         9,162
        2.06%, 06/08/05                                      6,590         6,589
      Societe Generale NY
        1.95%, 11/01/04                                     60,728        60,715
        1.83%, 11/15/04                                     21,790        21,782
      Westdeutsche Landesbank AG
        1.50%, 01/10/05                                     54,770        54,756
                                                                     -----------
                                                                         269,944

      SHORT-TERM INVESTMENTS 4.5%
      --------------------------------------------------------------------------
      Citibank, Time Deposit
        1.76%, 11/01/04                                     15,069        15,069

      SECURITY AND NUMBER OF SHARES

      Institutional Money Market
      Trust 356,919,456                                                  356,919
                                                                     -----------
                                                                         371,988

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 10/31/04. All numbers x 1,000 except number of contracts.

FUTURES CONTRACTS

                                       NUMBER OF       CONTRACT       UNREALIZED
                                       CONTRACTS        VALUE           GAINS
S&P 500 Index, Long
expires 12/17/04                           10           2,826             68


                                                         See financial notes. 31

SCHWAB S&P 500 FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2004. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value
   (including $620,138 of securities on loan)                        $8,215,246 a
Collateral invested for securities on loan                              641,932
Receivables:
   Fund shares sold                                                       8,988
   Interest                                                                  10
   Dividends                                                             10,572
   Due from brokers for futures                                              16
   Income from securities on loan                                            50
Prepaid expenses                                                  +          89
                                                                  --------------
TOTAL ASSETS                                                          8,876,903

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                              641,932
Payables:
   Fund shares redeemed                                                  13,877
   Interest expense                                                           1
   Investments bought                                                     3,181
   Investment adviser and administrator fees                                 85
   Transfer agent and shareholder service fees                               68
   Trustees' fees                                                             4
Accrued expenses                                                  +         380
                                                                  --------------
TOTAL LIABILITIES                                                       659,528

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          8,876,903
TOTAL LIABILITIES                                                 -     659,528
                                                                  --------------
NET ASSETS                                                           $8,217,375

NET ASSETS BY SOURCE
Capital received from investors                                       8,026,861
Net investment income not yet distributed                                94,491
Net realized capital losses                                            (665,496) b
Net unrealized capital gains                                            761,519 b

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                           SHARES
SHARE CLASS                        NET ASSETS    /    OUTSTANDING    =      NAV
Investor Shares                    $3,849,213             218,576        $17.61
Select Shares                      $4,118,961             232,983        $17.68
e.Shares                             $249,201              14,142        $17.62

  Unless stated, all numbers x 1,000.

a The fund paid $7,453,795 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

     Purchases                       $486,090
     Sales/maturities                $277,754

  The fund's total security transactions with other SchwabFunds(R) during the period were $5,033.

b These derive from investments and futures.

  FEDERAL TAX DATA
  --------------------------------------------------
  PORTFOLIO COST                         $7,540,237

  NET UNREALIZED GAINS AND LOSSES:
  Gains                                  $1,985,732
  Losses                              +  (1,310,723)
                                      --------------
                                           $675,009

  AS OF OCTOBER 31, 2004:

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                           $94,491
  Long-term capital gains                       $--

  UNUSED CAPITAL LOSSES:
  Expires 10/31 of:                     Loss amount
    2008                                    $26,504
    2009                                     50,224
    2010                                    400,268
    2011                                     72,381
    2012                              +      29,609
                                      --------------
                                           $578,986


32 See financial notes.

SCHWAB S&P 500 FUND

Statement of
OPERATIONS
For November 1, 2003 through October 31, 2004. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                              $136,896
Interest                                                                     78
Securities on loan                                                  +     1,155
                                                                    ------------
TOTAL INVESTMENT INCOME                                                 138,129

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments                                      (34,701)
Net realized gains on futures contracts                             +       817
                                                                    ------------
NET REALIZED LOSSES                                                     (33,884)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                     600,786
Net unrealized losses on futures contracts                          +      (316)
                                                                    ------------
NET UNREALIZED GAINS                                                    600,470

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                13,834 a
Transfer agent and shareholder service fees:
   Investor Shares                                                        9,494 b
   Select Shares                                                          3,998 b
   e.Shares                                                                 254 b
Trustees' fees                                                               60 c
Custodian fees                                                              226
Portfolio accounting fees                                                 1,116
Professional fees                                                            69
Registration fees                                                           168
Shareholder reports                                                         456
Interest expense                                                              9
Other expenses                                                      +       148
                                                                    ------------
Total expenses                                                           29,832
Expense reduction                                                   -     7,465 d
                                                                    ------------
NET EXPENSES                                                             22,367

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 138,129
NET EXPENSES                                                        -    22,367
                                                                    ------------
NET INVESTMENT INCOME                                                   115,762
NET REALIZED LOSSES                                                     (33,884) e
NET UNREALIZED GAINS                                                +   600,470 e
                                                                    ------------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $682,348

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.20% of the first
  $500 million and 0.17% of the assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, 0.05%, and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d Includes $1,591 from the investment adviser (CSIM) and $5,874 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through February 28, 2005, as follows:

                            % OF AVERAGE
  SHARE CLASS           DAILY NET ASSETS
  --------------------------------------
  Investor Shares                   0.37
  Select Shares                     0.19
  e.Shares                          0.28

  This limit excludes interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $566,586.


                                                         See financial notes. 33

SCHWAB S&P 500 FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                            11/1/03-10/31/04   11/1/02-10/31/03
Net investment income                               $115,762            $99,392
Net realized losses                                  (33,884)           (59,341)
Net unrealized gains                        +        600,470          1,201,943
                                            ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               682,348          1,241,994

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                       46,375             40,628
Select Shares                                         52,459             49,532
e.Shares                                    +          3,356              3,378
                                            ------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME          $102,190            $93,538 a,b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                11/1/03-10/31/04             11/1/02-10/31/03
                              SHARES          VALUE       SHARES          VALUE
SHARES SOLD
Investor Shares               43,461       $748,116       50,095       $730,445
Select Shares                 48,984        845,969       51,800        753,457
e.Shares                   +   3,507         60,506        4,668         67,061
                           -----------------------------------------------------
TOTAL SHARES SOLD             95,952     $1,654,591      106,563     $1,550,963

SHARES REINVESTED
Investor Shares                2,680        $44,333        2,857        $39,062
Select Shares                  2,844         47,146        3,300         45,211
e.Shares                   +     182          3,018          224          3,062
                           -----------------------------------------------------
TOTAL SHARES REINVESTED        5,706        $94,497        6,381        $87,335

SHARES REDEEMED
Investor Shares              (42,120)     ($725,021)     (38,573)     ($558,964)
Select Shares                (43,789)      (755,806)     (49,150)      (705,422)
e.Shares                   +  (4,554)       (78,428)      (5,869)       (84,347)
                           -----------------------------------------------------
TOTAL SHARES REDEEMED        (90,463)   ($1,559,255)     (93,592)   ($1,348,733) c
NET TRANSACTIONS IN
 FUND SHARES                  11,195       $189,833       19,352       $289,565

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                               11/1/03-10/31/04              11/1/02-10/31/03
                              SHARES     NET ASSETS       SHARES     NET ASSETS
Beginning of period          454,506     $7,447,384      435,154     $6,009,363
Total increase             +  11,195        769,991       19,352      1,438,021
                           -----------------------------------------------------
END OF PERIOD                465,701     $8,217,375      454,506     $7,447,384 d

  Unless stated, all numbers x 1,000.

a UNAUDITED
  For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

  The fund designates $102,190 of the dividend distribution for the fiscal year ended 10/31/04 as qualified dividends for the purpose of the maximum rate under Section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2005 via IRS Form 1099 of the amounts for use in preparing their 2004 income tax return.

b The tax-basis components of distributions paid are:

                             CURRENT       PRIOR
                              PERIOD       PERIOD
  Ordinary income           $102,190      $93,538
  Long-term capital gains        $--          $--

c The fund charges 0.75% of early withdrawal fees on shares redeemed 180 days or less after the purchase.

                        CURRENT       PRIOR
                         PERIOD       PERIOD
  Investor Shares          $238         $236
  Select Shares             238          302
  e.Shares              +    10       +   22
                        -------       ------
  TOTAL                    $486         $560


  Dollar amounts are net of the redemption proceeds.

d Includes distributable net investment income in the amount of $94,491 and $80,919 at the end of the current period and prior period, respectively.

  Percent of fund shares owned by other SchwabFunds(R) as of the end of the current period:

  SCHWAB MARKETTRACK PORTFOLIOS
  All Equity Portfolio                   2.4%
  Growth Portfolio                       1.7%
  Balanced Portfolio                     1.1%
  Conservative Portfolio                 0.5%


34 See financial notes.

SCHWAB 1000 FUND(R)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS


                                                          11/1/03-      11/1/02-     11/1/01-      11/1/00-        11/1/99-
INVESTOR SHARES                                           10/31/04      10/31/03     10/31/02      10/31/01        10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     30.25         25.25         29.57         39.95          37.12
                                                         ---------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                    0.37          0.33          0.31          0.26           0.26
   Net realized and unrealized gains or losses              2.26          4.99         (4.36)       (10.40)          2.83
                                                         ---------------------------------------------------------------------------
   Total income or loss from investment operations          2.63          5.32         (4.05)       (10.14)          3.09
Less distributions:
   Dividends from net investment income                    (0.34)        (0.32)        (0.27)        (0.24)         (0.26)
                                                         ---------------------------------------------------------------------------
Net asset value at end of period                           32.54         30.25         25.25         29.57          39.95
                                                         ---------------------------------------------------------------------------
Total return (%)                                            8.78         21.34        (13.87)       (25.50)          8.34

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                   0.50          0.49          0.46          0.46           0.47 1
   Gross operating expenses                                 0.50          0.51          0.52          0.51           0.51
   Net investment income                                    1.15          1.27          1.04          0.78           0.63
Portfolio turnover rate                                        5             5             9             8              9
Net assets, end of period ($ x 1,000,000)                  4,258         3,974         3,223         3,852          5,083

1 The ratio of net operating expenses would have been 0.46% if certain non-routine expenses (proxy fees) had not been included.


                                                         See financial notes. 35

SCHWAB 1000 FUND

                                                          11/1/03-      11/1/02-     11/1/01-      11/1/00-       11/1/99-
SELECT SHARES                                             10/31/04      10/31/03     10/31/02      10/31/01       10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     30.27         25.26         29.58         39.98          37.16
                                                         ---------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                    0.42          0.37          0.35          0.31           0.29
   Net realized and unrealized gains or losses              2.25          4.99         (4.36)       (10.41)          2.84
                                                         ---------------------------------------------------------------------------
   Total income or loss from investment operations          2.67          5.36         (4.01)       (10.10)          3.13
Less distributions:
   Dividends from net investment income                    (0.38)        (0.35)        (0.31)        (0.30)         (0.31)
                                                         ---------------------------------------------------------------------------
Net asset value at end of period                           32.56         30.27         25.26         29.58          39.98
                                                         ---------------------------------------------------------------------------
Total return (%)                                            8.90         21.52        (13.77)       (25.40)          8.46

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                   0.35          0.35          0.35          0.35           0.36 1
   Gross operating expenses                                 0.35          0.36          0.37          0.36           0.36
   Net investment income                                    1.30          1.41          1.15          0.89           0.74
Portfolio turnover rate                                        5             5             9             8              9
Net assets, end of period ($ x 1,000,000)                  2,138         1,996         1,588         1,911          2,159

1 The ratio of net operating expenses would have been 0.35% if certain non-routine expenses (proxy fees) had not been included.


36 See financial notes.

SCHWAB 1000 FUND

SUMMARY OF PORTFOLIO HOLDINGS as of October 31, 2004

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holding exceeding 1% of the fund's net assets. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the end of the report period, free of charge, by calling SchwabFunds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov. In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten. For the characteristics of the securities included under "Other Securities" and for securities valued at fair value, please refer to the complete schedule of portfolio holdings.

(1)  Top Ten Holding

 o   Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 /   Issuer is affiliated with the fund's adviser

 @   This security or a portion of this security is on loan

                                                       COST              VALUE
HOLDINGS BY CATEGORY                                 ($x1,000)         ($x1,000)
--------------------------------------------------------------------------------
  99.7%  COMMON STOCK                                3,915,127        6,375,544

   0.2%  SHORT-TERM
         INVESTMENT                                     13,754           13,754

   0.0%  PREFERRED STOCK                                   376              382

   0.0%  U.S. TREASURY
         OBLIGATION                                        299              299

   0.0%  WARRANTS                                           --                9
--------------------------------------------------------------------------------
  99.9%  TOTAL INVESTMENTS                           3,929,556        6,389,988

  10.3%  COLLATERAL INVESTED FOR
         SECURITIES ON LOAN                            659,658          659,658

(10.2)%  OTHER ASSETS AND
         LIABILITIES, NET                                              (654,395)
--------------------------------------------------------------------------------
 100.0%  TOTAL NET ASSETS                                             6,395,251


                                                          % OF NET      VALUE
        SECURITY AND NUMBER OF SHARES                      ASSETS    ($ x 1,000)
        COMMON STOCK 99.7% of net assets

        AEROSPACE / DEFENSE 1.7%
        ------------------------------------------------------------------------
        Other Securities                                     1.7         107,928

        AIR TRANSPORTATION 1.1%
        ------------------------------------------------------------------------
        United Parcel Service, Inc.,
        Class B 598,100                                      0.8          47,358
        Other Securities                                     0.3          24,752
                                                          ------     -----------
                                                             1.1          72,110
        ALCOHOLIC BEVERAGES 0.4%
        ------------------------------------------------------------------------
        Other Securities                                     0.4          27,707

        APPAREL 0.4%
        ------------------------------------------------------------------------
        Other Securities                                     0.4          26,306

        AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 1.1%
        ------------------------------------------------------------------------
        Other Securities                                     1.1          69,892

        BANKS 7.9%
        ------------------------------------------------------------------------
    (7) Bank of America
        Corp. 2,158,336                                      1.5          96,672
        JPMorgan Chase &
        Co. 1,886,776                                        1.2          72,830
        U.S. Bancorp 993,453                                 0.5          28,423
      @ Wachovia Corp. 692,320                               0.5          34,069
        Wells Fargo & Co. 895,032                            0.8          53,451
        Other Securities                                     3.4         221,051
                                                          ------     -----------
                                                             7.9         506,496
        BUSINESS MACHINES & SOFTWARE 8.4%
        ------------------------------------------------------------------------
      o Cisco Systems, Inc. 3,607,000                        1.1          69,290
      o Dell, Inc. 1,336,000                                 0.7          46,840
        Hewlett-Packard
        Co. 1,629,340                                        0.5          30,403
   (10) International Business
        Machines Corp. 912,900                               1.3          81,933
   =(3) Microsoft Corp. 5,769,100                            2.5         161,477
      o Oracle Corp. 2,770,014                               0.6          35,068
        Other Securities                                     1.7         112,116
                                                          ------     -----------
                                                             8.4         537,127


                                                         See financial notes. 37

SCHWAB 1000 FUND

SUMMARY OF PORTFOLIO HOLDINGS continued

                                                          % OF NET      VALUE
        SECURITY AND NUMBER OF SHARES                      ASSETS    ($ x 1,000)
        BUSINESS SERVICES 4.6%
        ------------------------------------------------------------------------
      o eBay, Inc. 349,500                                   0.5          34,115
      o Yahoo! Inc. 721,912                                  0.4          26,126
        Other Securities                                     3.7         232,239
                                                          ------     -----------
                                                             4.6         292,480
        CHEMICALS 1.5%
        ------------------------------------------------------------------------
        Other Securities                                     1.5          96,447

        CONSTRUCTION 0.8%
        ------------------------------------------------------------------------
        Other Securities                                     0.8          48,773

        CONSUMER DURABLES 0.3%
        ------------------------------------------------------------------------
        Other Securities                                     0.3          19,079

        CONTAINERS 0.2%
        ------------------------------------------------------------------------
        Other Securities                                     0.2          12,027

        ELECTRONICS 5.0%
        ------------------------------------------------------------------------
      @ Intel Corp. 3,413,800                                1.2          75,991
        Qualcomm, Inc. 862,200                               0.6          36,049
        Other Securities                                     3.2         211,199
                                                          ------     -----------
                                                             5.0         323,239
        ENERGY: RAW MATERIALS 1.7%
        ------------------------------------------------------------------------
        Other Securities                                     1.7         106,631

        FOOD & AGRICULTURE 3.4%
        ------------------------------------------------------------------------
        The Coca-Cola Co. 1,299,300                          0.8          52,830
        PepsiCo, Inc. 898,860                                0.7          44,565
        Other Securities                                     1.9         119,281
                                                          ------     -----------
                                                             3.4         216,676
        GOLD 0.2%
        ------------------------------------------------------------------------
        Other Securities                                     0.2          10,228

        HEALTHCARE / DRUGS & MEDICINE 11.8%
        ------------------------------------------------------------------------
        Abbott Laboratories 827,500                          0.6          35,276
     @o Amgen, Inc. 670,140                                  0.6          38,064
        Eli Lilly & Co. 601,568                              0.5          33,032
    (8) Johnson & Johnson 1,574,920                          1.4          91,944
        Medtronic, Inc. 641,000                              0.5          32,762
        Merck & Co., Inc. 1,176,008                          0.6          36,821
    (6) Pfizer, Inc. 4,009,712                               1.8         116,081
        UnitedHealth Group,
        Inc. 355,181                                         0.4          25,715
        Wyeth 712,200                                        0.5          28,239
        Other Securities                                     4.9         314,623
                                                          ------     -----------
                                                            11.8         752,557
        HOUSEHOLD PRODUCTS 2.0%
        ------------------------------------------------------------------------
      = Procter & Gamble
        Co. 1,364,000                                        1.1          69,810
        Other Securities                                     0.9          58,843
                                                          ------     -----------
                                                             2.0         128,653
        INSURANCE 4.5%
        -------------------------------------------------------------------------
    (9) American International
        Group, Inc. 1,382,471                                1.3          83,930
        Other Securities                                     3.2         201,136
                                                          ------     -----------
                                                             4.5         285,066
        MEDIA 4.0%
        ------------------------------------------------------------------------
      o Comcast Corp.,
        Class A 1,192,880                                    0.6          35,190
      o Time Warner, Inc. 2,338,630                          0.6          38,915
      @ Viacom, Inc., Class B 927,579                        0.5          33,847
      @ The Walt Disney Co. 1,097,021                        0.4          27,667
        Other Securities                                     1.9         121,163
                                                          ------     -----------
                                                             4.0         256,782
        MISCELLANEOUS 0.5%
        ------------------------------------------------------------------------
      @ 3M Co. 416,900                                       0.5          32,339

        MISCELLANEOUS FINANCE 8.3%
        ------------------------------------------------------------------------
      @ American Express Co. 672,700                         0.6          35,700
      o Berkshire Hathaway, Inc.,
        Class A 617                                          0.8          51,982
      / The Charles Schwab
        Corp. 730,497                                        0.1           6,684
    (5) Citigroup, Inc. 2,744,001                            1.9         121,751
      @ Fannie Mae 517,800                                   0.6          36,324
        Merrill Lynch & Co.,
        Inc. 497,400                                         0.4          26,830
        Morgan Stanley 586,010                               0.5          29,939
        Other Securities                                     3.4         220,208
                                                         -------     -----------
                                                             8.3         529,418


38 See financial notes.

SCHWAB 1000 FUND

                                                          % OF NET      VALUE
        SECURITY AND NUMBER OF SHARES                      ASSETS    ($ x 1,000)
        NON-DURABLES & ENTERTAINMENT 1.3%
        ------------------------------------------------------------------------
        Other Securities                                     1.3          80,258

        NON-FERROUS METALS 0.4%
        ------------------------------------------------------------------------
        Other Securities                                     0.4          24,519

        OIL: DOMESTIC 1.4%
        ------------------------------------------------------------------------
        ConocoPhillips 364,678                               0.5          30,746
        Other Securities                                     0.9          59,788
                                                          ------     -----------
                                                             1.4          90,534
        OIL: INTERNATIONAL 3.6%
        ------------------------------------------------------------------------
        ChevronTexaco
        Corp. 1,135,092                                      0.9          60,228
    (2) Exxon Mobil Corp. 3,473,230                          2.7         170,952
                                                          ------     -----------
                                                             3.6         231,180
        OPTICAL & PHOTO 0.2%
        ------------------------------------------------------------------------
        Other Securities                                     0.2          14,253

        PAPER & FOREST PRODUCTS 0.8%
        ------------------------------------------------------------------------
        Other Securities                                     0.8          51,877

        PRODUCER GOODS & MANUFACTURING 5.0%
        ------------------------------------------------------------------------
  @=(1) General Electric
        Co. 5,602,200                                        3.0         191,147
        Other Securities                                     2.0         130,694
                                                          ------     -----------
                                                             5.0         321,841
        RAILROAD & SHIPPING 0.4%
        ------------------------------------------------------------------------
        Other Securities                                     0.4          28,373

        REAL PROPERTY 1.7%
        ------------------------------------------------------------------------
        Other Securities                                     1.7         108,603

        RETAIL 6.6%
        ------------------------------------------------------------------------
        Home Depot, Inc. 1,179,397                           0.8          48,450
   =(4) Wal-Mart Stores, Inc. 2,267,900                      1.9         122,285
        Other Securities                                     3.9         251,037
                                                          ------     -----------
                                                             6.6         421,772
        STEEL 0.1%
        ------------------------------------------------------------------------
        Other Securities                                     0.1           6,524

        TELEPHONE 3.3%
        ------------------------------------------------------------------------
        BellSouth Corp. 979,400                              0.4          26,121
        SBC Communications,
        Inc. 1,750,128                                       0.7          44,208
        Verizon Communications,
        Inc. 1,464,693                                       0.9          57,270
        Other Securities                                     1.3          85,115
                                                          ------     -----------
                                                             3.3         212,714
        TOBACCO 1.0%
        ------------------------------------------------------------------------
      @ Altria Group, Inc. 1,093,500                         0.8          52,991
        Other Securities                                     0.2           9,078
                                                          ------     -----------
                                                             1.0          62,069
        TRAVEL & RECREATION 0.5%
        ------------------------------------------------------------------------
        Other Securities                                     0.5          32,593

        TRUCKING & FREIGHT 0.3%
        ------------------------------------------------------------------------
        Other Securities                                     0.3          19,789

        UTILITIES: ELECTRIC & GAS 3.3%
        ------------------------------------------------------------------------
        Other Securities                                     3.3         210,684

        PREFERRED STOCK 0.0% of net assets

        REAL PROPERTY 0.0%
        ------------------------------------------------------------------------
        Other Securities                                     0.0             382

        WARRANTS 0.0% of net assets

        Other Securities                                     0.0               9

        SHORT-TERM INVESTMENT
        0.2% of net assets

        Provident Institutional
        TempFund 13,754,005                                  0.2          13,754


        SECURITY
           RATE, MATURITY DATE
           FACE AMOUNT ($ x 1,000)
        U.S. TREASURY OBLIGATION
        0.0% of net assets

      = U.S. Treasury Bill,
           1.63%, 12/16/04
           300                                               0.0             299

END OF INVESTMENTS.


                                                         See financial notes. 39

SCHWAB 1000 FUND

SUMMARY OF PORTFOLIO HOLDINGS continued

        SECURITY                                     FACE AMOUNT        VALUE
           RATE, MATURITY DATE                       ($ x 1,000)     ($ x 1,000)
        COLLATERAL INVESTED FOR SECURITIES ON LOAN
        10.3% of net assets

        COMMERCIAL PAPER & OTHER CORPORATE
        OBLIGATIONS 4.0%
        ------------------------------------------------------------------------
        Canadian Imperial Bank of
        Commerce/New York
           1.92%, 11/29/04                                36,821          36,815
           1.72%, 05/25/05                                35,997          35,989
        Crown Point Capital
           1.80%, 11/05/04                                19,819          19,788
        Foreningssparbanken AB
           1.83%, 11/15/04                                58,583          58,574
        Fortis Bank NY
           1.78%, 06/06/05                                21,855          21,853
           2.06%, 06/08/05                                 8,015           8,014
        Societe Generale NY
           1.95%, 11/01/04                                35,907          35,900
           1.83%, 11/15/04                                 9,413           9,409
        Westdeutsche Landesbank AG
           1.50%, 01/10/05                                27,833          27,826
                                                                     -----------
                                                                         254,168
        SHORT-TERM INVESTMENTS 6.3%
        ------------------------------------------------------------------------
        Citibank, Time Deposit
           1.76%, 11/01/04                                16,254          16,254

        SECURITY AND NUMBER OF SHARES
        Institutional Money Market
        Trust 389,235,872                                                389,236
                                                                     -----------
                                                                         405,490

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 10/31/04. All numbers x 1,000 except number of contracts.

FUTURES CONTRACTS

                            NUMBER OF              CONTRACT           UNREALIZED
                            CONTRACTS                VALUE              GAINS
S&P 500 Index, Long
expires 12/17/04               30                    8,477                87


40 See financial notes.

SCHWAB 1000 FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2004. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value
   (including $637,824 of securities on loan)                        $6,389,988 a
Collateral invested for securities on loan                              659,658
Receivables:
   Fund shares sold                                                       2,095
   Interest                                                                   3
   Dividends                                                              7,575
   Investments sold                                                         110
   Due from brokers for futures                                              15
   Income from securities on loan                                            46
Prepaid expenses                                                  +          71
                                                                  --------------
TOTAL ASSETS                                                          7,059,561

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                              659,658
Payables:
   Fund shares redeemed                                                   4,151
   Interest expense                                                           3
   Investment adviser and administrator fees                                119
   Transfer agent and shareholder service fees                              105
   Trustees' fees                                                             3
Accrued expenses                                                  +         271
                                                                  --------------
TOTAL LIABILITIES                                                       664,310

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          7,059,561
TOTAL LIABILITIES                                                 -     664,310
                                                                  --------------
NET ASSETS                                                           $6,395,251

NET ASSETS BY SOURCE
Capital received from investors                                       4,432,434
Net investment income not yet distributed                                61,505
Net realized capital losses                                            (559,207) b
Net unrealized capital gains                                          2,460,519 b

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                    SHARES
SHARE CLASS            NET ASSETS       /       OUTSTANDING       =          NAV
Investor Shares        $4,257,718                   130,855               $32.54
Select Shares          $2,137,533                    65,647               $32.56

  Unless stated, all numbers x 1,000.

a The fund paid $3,929,556 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases            $303,687
    Sales/maturities     $335,286

  The fund's total security transactions with other SchwabFunds(R) during the period were $88,439.

b These derive from investments and futures.

  FEDERAL TAX DATA
  -----------------------------------------------
  PORTFOLIO COST                      $3,949,178

  NET UNREALIZED GAINS AND LOSSES:
  Gains                               $2,869,565
  Losses                           +    (428,755)
                                   --------------
                                      $2,440,810

  AS OF OCTOBER 31, 2004:

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                        $61,505
  Long-term capital gains                    $--

  UNUSED CAPITAL LOSSES:
  Expires 10/31 of:                  Loss amount
     2005                                 $2,606
     2006                                    650
     2007                                 11,853
     2009                                 97,811
     2010                                250,410
     2011                                164,037
     2012                          +      12,131
                                   --------------
                                        $539,498

  RECLASSIFICATIONS:
  Net investment income
   not yet distributed                      $212
  Net realized capital losses               $632
  Reclassified as:
  Capital received from
   investors                               ($844)


                                                         See financial notes. 41

SCHWAB 1000 FUND

Statement of
OPERATIONS
For November 1, 2003 through October 31, 2004. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                              $103,511
Interest                                                                     41
Securities on loan                                                  +     1,292
                                                                    ------------
TOTAL INVESTMENT INCOME                                                 104,844

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments                                      (10,857)
Net realized gains on futures contracts                             +        56
                                                                    ------------
NET REALIZED LOSSES                                                     (10,801)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                     458,496
Net unrealized losses on futures contracts                          +       (19)
                                                                    ------------
NET UNREALIZED GAINS                                                    458,477

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                14,342 a
Transfer agent and shareholder service fees:
   Investor Shares                                                       10,556 b
   Select Shares                                                          2,115 b
Trustees' fees                                                               43 c
Custodian fees                                                              178
Portfolio accounting fees                                                   870
Professional fees                                                            66
Registration fees                                                           132
Shareholder reports                                                         452
Interest expense                                                              6
Other expenses                                                      +        59
                                                                    ------------
Total expenses                                                           28,819
Expense reduction                                                   -         7 d
                                                                    ------------
NET EXPENSES                                                             28,812

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 104,844
NET EXPENSES                                                        -    28,812
                                                                    ------------
NET INVESTMENT INCOME                                                    76,032
NET REALIZED LOSSES                                                     (10,801) e
NET UNREALIZED GAINS                                                +   458,477 e
                                                                    ------------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $523,708

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.30% of the first
  $500 million and 0.22% of the assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through February 28, 2005, as follows:

                                               % OF AVERAGE
  SHARE CLASS                              DAILY NET ASSETS
  ---------------------------------------------------------
  Investor Shares                                      0.51
  Select Shares                                        0.36


  This limit excludes interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $447,676.


42 See financial notes.

SCHWAB 1000 FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                           11/1/03-10/31/04    11/1/02-10/31/03
Net investment income                               $76,032             $68,476
Net realized losses                                 (10,801)           (168,829)
Net unrealized gains                       +        458,477           1,141,148
                                           -------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              523,708           1,040,795

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                      45,314              40,944
Select Shares                              +         25,058              22,368
                                           -------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME          $70,372             $63,312 a,b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                      11/1/03-10/31/04       11/1/02-10/31/03
                                    SHARES         VALUE    SHARES        VALUE
SHARES SOLD
Investor Shares                     19,479      $619,405    23,357     $623,574
Select Shares                   +    9,808       311,874    14,563      384,508
                                ------------------------------------------------
TOTAL SHARES SOLD                   29,287      $931,279    37,920   $1,008,082

SHARES REINVESTED
Investor Shares                      1,365       $41,809     1,516      $38,050
Select Shares                   +      698        21,363       766       19,200
                                ------------------------------------------------
TOTAL SHARES REINVESTED              2,063       $63,172     2,282      $57,250

SHARES REDEEMED
Investor Shares                    (21,346)    ($679,008)  (21,127)   ($560,404)
Select Shares                   +  (10,792)     (343,161)  (12,277)    (323,765)
                                ------------------------------------------------
TOTAL SHARES REDEEMED              (32,138)  ($1,022,169)  (33,404)   ($884,169) c
NET TRANSACTIONS
 IN FUND SHARES                       (788)     ($27,718)    6,798     $181,163


SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                      11/1/03-10/31/04        11/1/02-10/31/03
                                    SHARES    NET ASSETS    SHARES    NET ASSETS
Beginning of period                197,290    $5,969,633   190,492    $4,810,987
Total increase
 or decrease                    +     (788)      425,618     6,798     1,158,646
                                ------------------------------------------------
END OF PERIOD                      196,502    $6,395,251   197,290    $5,969,633 d


  Unless stated, all numbers x 1,000.

a UNAUDITED
  For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

  The fund designates $70,372 of the dividend distribution for the fiscal year ended 10/31/04 as qualified dividends for the purpose of the maximum rate under Section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2005 via IRS Form 1099 of the amounts for use in preparing their 2004 income tax return.

b The tax-basis components of distributions paid are:

                                 CURRENT           PRIOR
                                  PERIOD          PERIOD
  Ordinary income                $70,372         $63,312
  Long-term capital gains            $--             $--

c The fund charges 0.75% of early withdrawal fees on shares redeemed 180 days or less after the purchase.

  CURRENT PERIOD:
  Investor Shares                   $218
  Select Shares                  +    83
                                 -------
  TOTAL                             $301

  PRIOR PERIOD:
  Investor Shares                   $222
  Select Shares                  +   163
                                 -------
  TOTAL                             $385

  Dollar amounts are net of the redemption proceeds.

d Includes distributable net investment income in the amount of $61,505 and $55,633 at the end of the current period and prior period, respectively.


                                                         See financial notes. 43

SCHWAB SMALL-CAP INDEX FUND(R)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                                11/1/03-     11/1/02-     11/1/01-      11/1/00-      11/1/99-
INVESTOR SHARES                                                 10/31/04     10/31/03     10/31/02      10/31/01      10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                            18.22        13.27        15.98        21.06          17.41
                                                                --------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                           0.13         0.11         0.13         0.07           0.07
   Net realized and unrealized gains or losses                     1.68         4.98        (2.17)       (2.76)          3.62
                                                                --------------------------------------------------------------------
   Total income or loss from investment operations                 1.81         5.09        (2.04)       (2.69)          3.69
Less distributions:
   Dividends from net investment income                           (0.11)       (0.14)       (0.09)       (0.08)         (0.04)
   Distributions from net realized gains                             --           --        (0.58)       (2.31)            --
                                                                --------------------------------------------------------------------
   Total distributions                                            (0.11)       (0.14)       (0.67)       (2.39)         (0.04)
                                                                --------------------------------------------------------------------
Net asset value at end of period                                  19.92        18.22        13.27        15.98          21.06
                                                                --------------------------------------------------------------------
Total return (%)                                                   9.98        38.72       (13.66)      (13.66)         21.22

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                          0.59         0.56         0.49         0.49           0.50 1
   Gross operating expenses                                        0.59         0.60         0.60         0.61           0.66
   Net investment income                                           0.66         0.74         0.77         0.49           0.44
Portfolio turnover rate                                              39           34           44           49             54
Net assets, end of period ($ x 1,000,000)                           869          886          722          804            803

1 The ratio of net operating expenses would have been 0.49% if certain non-routine expenses (proxy fees) had not been included.


44 See financial notes.

SCHWAB SMALL-CAP INDEX FUND

FINANCIAL HIGHLIGHTS

                                                                11/1/03-     11/1/02-     11/1/01-      11/1/00-      11/1/99-
SELECT SHARES                                                   10/31/04     10/31/03     10/31/02      10/31/01      10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                            18.25        13.28        16.00        21.09          17.44
                                                                --------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                           0.17         0.14         0.14         0.11           0.11
   Net realized and unrealized gains or losses                     1.68         4.99        (2.18)       (2.78)          3.61
                                                                --------------------------------------------------------------------
   Total income or loss from investment operations                 1.85         5.13        (2.04)       (2.67)          3.72
Less distributions:
   Dividends from net investment income                           (0.14)       (0.16)       (0.10)       (0.11)         (0.07)
   Distributions from net realized gains                             --           --        (0.58)       (2.31)            --
                                                                --------------------------------------------------------------------
   Total distributions                                            (0.14)       (0.16)       (0.68)       (2.42)         (0.07)
                                                                --------------------------------------------------------------------
Net asset value at end of period                                  19.96        18.25        13.28        16.00          21.09
                                                                --------------------------------------------------------------------
Total return (%)                                                  10.16        39.02       (13.62)      (13.56)         21.37

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                           0.42         0.41         0.38         0.38           0.39 1
  Gross operating expenses                                         0.44         0.45         0.45         0.46           0.51
  Net investment income                                            0.82         0.89         0.88         0.60           0.55
Portfolio turnover rate                                              39           34           44           49             54
Net assets, end of period ($ x 1,000,000)                           761          759          638          727            757

1 The ratio of net operating expenses would have been 0.38% if certain non-routine expenses (proxy fees) had not been included.


                                                         See financial notes. 45

SCHWAB SMALL-CAP INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS as of October 31, 2004

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holding exceeding 1% of the fund's net assets. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the end of the report period, free of charge, by calling SchwabFunds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov. In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten. For the characteristics of the securities included under "Other Securities", please refer to the complete schedule of portfolio holdings.

(1) Top Ten Holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 @  This security or a portion of this security is on loan

                                                       COST              VALUE
HOLDINGS BY CATEGORY                                 ($x1,000)         ($x1,000)
--------------------------------------------------------------------------------
100.0%  COMMON STOCK                                 1,387,803        1,628,595

  0.0%  SHORT-TERM
        INVESTMENT                                         787              787

  0.0%  U.S. TREASURY
        OBLIGATIONS                                        120              120
--------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                            1,388,710        1,629,502

  8.6%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                             140,272          140,272

(8.6)%  OTHER ASSETS AND
        LIABILITIES, NET                                               (140,048)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                              1,629,726

                                                        % OF NET        VALUE
        SECURITY AND NUMBER OF SHARES                    ASSETS      ($ x 1,000)
        COMMON STOCK 100.0% of net assets

        AEROSPACE / DEFENSE 1.0%
        ------------------------------------------------------------------------
        Other Securities                                   1.0            16,871

        AIR TRANSPORTATION 1.1%
        ------------------------------------------------------------------------
        Other Securities                                   1.1            17,661

        ALCOHOLIC BEVERAGES 0.1%
        ------------------------------------------------------------------------
        Other Securities                                   0.1             1,994

        APPAREL 1.6%
        ------------------------------------------------------------------------
      o Aeropostale, Inc. 120,950                          0.2             3,816
      o Quiksilver, Inc. 130,000                           0.2             3,543
        Other Securities                                   1.2            18,357
                                                        ------       -----------
                                                           1.6            25,716
        AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 1.6%
        ------------------------------------------------------------------------
  =o(3) United Defense Industries,
        Inc. 118,600                                       0.3             4,761
        Other Securities                                   1.3            20,616
                                                        ------       -----------
                                                           1.6            25,377
        BANKS 7.0%
        ------------------------------------------------------------------------
      = Southwest Bancorp of Texas,
        Inc. 156,200                                       0.2             3,661
        Texas Regional Bancshares,
        Inc., Class A 106,628                              0.2             3,405
        Other Securities                                   6.6           106,334
                                                        ------       -----------
                                                           7.0           113,400
        BUSINESS MACHINES & SOFTWARE 2.2%
        ------------------------------------------------------------------------
        Other Securities                                   2.2            35,871

        BUSINESS SERVICES 14.5%
        ------------------------------------------------------------------------
      o Ask Jeeves, Inc. 127,500                           0.2             3,287
     =o CACI International, Inc.,
        Class A 65,700                                     0.2             4,006
    @=o Cerner Corp. 77,700                                0.2             3,508
      o Hewitt Associates, Inc.,
        Class A 118,380                                    0.2             3,318
      o Infospace, Inc. 71,390                             0.2             3,748
     =o R.H. Donnelley Corp. 67,700                        0.2             3,673
      o Waste Connections,
        Inc. 106,950                                       0.2             3,371


46 See financial notes.

SCHWAB SMALL-CAP INDEX FUND

                                                        % OF NET        VALUE
        SECURITY AND NUMBER OF SHARES                    ASSETS      ($ x 1,000)
  @o(1) Wynn Resorts Ltd. 183,440                          0.7            10,667
        Other Securities                                  12.4           199,888
                                                        ------       -----------
                                                          14.5           235,466
        CHEMICALS 2.2%
        ------------------------------------------------------------------------
        Georgia Gulf Corp. 71,100                          0.2             3,219
        Other Securities                                   2.0            32,243
                                                        ------       -----------
                                                           2.2            35,462
        CONSTRUCTION 2.0%
        ------------------------------------------------------------------------
     @= Beazer Homes USA,
        Inc. 30,369                                        0.2             3,334
      = Simpson Manufacturing Co.,
        Inc. 52,700                                        0.2             3,388
        Other Securities                                   1.6            26,459
                                                        ------       -----------
                                                           2.0            33,181
        CONSUMER DURABLES 1.1%
        ------------------------------------------------------------------------
      @ Toro Co. 54,500                                    0.2             3,720
        Other Securities                                   0.9            14,699
                                                        ------       -----------
                                                           1.1            18,419
        CONTAINERS 0.3%
        ------------------------------------------------------------------------
        Other Securities                                   0.3             4,066

        ELECTRONICS 7.8%
        ------------------------------------------------------------------------
     @o Macromedia, Inc. 150,600                           0.2             4,087
        Other Securities                                   7.6           122,210
                                                        ------       -----------
                                                           7.8           126,297
        ENERGY: RAW MATERIALS 3.4%
        ------------------------------------------------------------------------
      o Cimarex Energy Co. 93,900                          0.2             3,369
      o Southwestern Energy
        Co. 81,820                                         0.2             3,759
        Unit Corp. 99,500                                  0.2             3,690
        Other Securities                                   2.8            44,840
                                                        ------       -----------
                                                           3.4            55,658
        FOOD & AGRICULTURE 1.2%
        ------------------------------------------------------------------------
        Other Securities                                   1.2            19,796

        GOLD 0.0%
        ------------------------------------------------------------------------
        Other Securities                                   0.0               767

        HEALTHCARE / DRUGS & MEDICINE 11.0%
        ------------------------------------------------------------------------
      o AMERIGROUP Corp. 55,600                            0.2             3,336
        Mentor Corp. 95,600                                0.2             3,327
    @=o MGI Pharma, Inc. 153,200                           0.3             4,086
        Mine Safety Appliances
        Co. 88,000                                         0.2             3,319
     =o Resmed, Inc. 76,200                                0.2             3,581
        Other Securities                                   9.9           161,548
                                                        ------       -----------
                                                          11.0           179,197
        HOUSEHOLD PRODUCTS 0.1%
        ------------------------------------------------------------------------
        Other Securities                                   0.1             2,376

        INSURANCE 3.1%
        ------------------------------------------------------------------------
        Commerce Group, Inc. 74,100                        0.2             3,750
        Other Securities                                   2.9            47,458
                                                        ------       -----------
                                                           3.1            51,208
        MEDIA 2.1%
        ------------------------------------------------------------------------
        Other Securities                                   2.1            34,959

        MISCELLANEOUS 0.3%
        ------------------------------------------------------------------------
        Other Securities                                   0.3             4,935

        MISCELLANEOUS FINANCE 5.3%
        ------------------------------------------------------------------------
   =(6) Cathay General Bancorp.,
        Inc. 112,400                                       0.3             4,429
      = Downey Financial
        Corp. 60,440                                       0.2             3,340
    (7) East-West Bancorp,
        Inc. 109,700                                       0.3             4,392
     =o La Quinta Corp. 396,700                            0.2             3,193
  @o(2) UnitedGlobalCom, Inc.,
        Class A 858,200                                    0.4             6,419
        Other Securities                                   3.9            64,240
                                                        ------       -----------
                                                           5.3            86,013
        NON-DURABLES & ENTERTAINMENT 2.7%
        ------------------------------------------------------------------------
      o Penn National Gaming,
        Inc. 90,240                                        0.2             3,748
        Other Securities                                   2.5            40,296
                                                        ------       -----------
                                                           2.7            44,044


                                                         See financial notes. 47

SCHWAB SMALL-CAP INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS continued

                                                        % OF NET        VALUE
        SECURITY AND NUMBER OF SHARES                    ASSETS      ($ x 1,000)
        NON-FERROUS METALS 0.9%
        ------------------------------------------------------------------------
        Other Securities                                   0.9            13,821

        OIL: DOMESTIC 2.8%
        ------------------------------------------------------------------------
   o(9) Plains Exploration &
        Production Co. 167,478                             0.3             4,187
      @ Quicksilver Resources,
        Inc. 107,600                                       0.2             3,403
   o(5) Tesoro Petroleum
        Corp. 148,100                                      0.3             4,485
        Other Securities                                   2.0            33,720
                                                        ------       -----------
                                                           2.8            45,795
        OPTICAL & PHOTO 0.1%
        ------------------------------------------------------------------------
        Other Securities                                   0.1             1,616

        PAPER & FOREST PRODUCTS 0.8%
        ------------------------------------------------------------------------
        Other Securities                                   0.8            13,355

        PRODUCER GOODS & MANUFACTURING 6.0%
        ------------------------------------------------------------------------
      = Aptargroup, Inc. 79,100                            0.2             3,711
      = Hughes Supply, Inc. 133,800                        0.2             3,801
      = IDEX Corp. 108,300                                 0.2             3,996
      = Kennametal, Inc. 79,300                            0.2             3,690
        MSC Industrial Direct Co.,
        Class A 94,000                                     0.2             3,209
        Other Securities                                   5.0            79,234
                                                        ------       -----------
                                                           6.0            97,641
        RAILROAD & SHIPPING 0.4%
        ------------------------------------------------------------------------
        Other Securities                                   0.4             6,587

        REAL PROPERTY 6.3%
        ------------------------------------------------------------------------
      = Brandywine Realty
        Trust 119,300                                      0.2             3,510
    (8) New Century Financial
        Corp. 77,200                                       0.3             4,258
        Other Securities                                   5.8            94,749
                                                        ------       -----------
                                                           6.3           102,517
        RETAIL 3.4%
        ------------------------------------------------------------------------
     =o United Stationers, Inc. 73,100                     0.2             3,253
     =o Zale Corp. 112,500                                 0.2             3,209
        Other Securities                                   3.0            49,285
                                                        ------       -----------
                                                           3.4            55,747
        STEEL 1.1%
        ------------------------------------------------------------------------
        Allegheny Technologies,
        Inc. 208,000                                       0.2             3,497
        Steel Dynamics, Inc. 111,900                       0.2             3,715
        Other Securities                                   0.7            10,181
                                                        ------       -----------
                                                           1.1            17,393
        TELEPHONE 1.2%
        ------------------------------------------------------------------------
        Other Securities                                   1.2            19,350

        TOBACCO 0.3%
        ------------------------------------------------------------------------
        Other Securities                                   0.3             4,963

        TRAVEL & RECREATION 1.6%
        ------------------------------------------------------------------------
  o(10) Scientific Games Corp.,
        Class A 194,200                                    0.3             4,113
        Other Securities                                   1.3            21,611
                                                        ------       -----------
                                                           1.6            25,724
        TRUCKING & FREIGHT 1.1%
        ------------------------------------------------------------------------
   o(4) Landstar Systems, Inc. 67,300                      0.3             4,573
        Other Securities                                   0.8            13,866
                                                        ------       -----------
                                                           1.1            18,439
        UTILITIES: ELECTRIC & GAS 2.3%
        ------------------------------------------------------------------------
        PNM Resources,
        Inc. 136,250                                       0.2             3,172
        Other Securities                                   2.1            33,741
                                                        ------       -----------
                                                           2.3            36,913

        SECURITY
           RATE, MATURITY DATE
           FACE AMOUNT ($ x 1,000)
        SHORT-TERM INVESTMENT
        0.0% of net assets

        HSBC Bank, USA Grand
        Cayman Time Deposit
           1.29%, 11/01/04
           787                                             0.0               787


48 See financial notes.

SCHWAB SMALL-CAP INDEX FUND

        SECURITY
           RATE, MATURITY DATE                      % OF NET            VALUE
           FACE AMOUNT ($ x 1,000)                   ASSETS          ($ x 1,000)
        U.S. TREASURY OBLIGATIONS
        0.0% of net assets

      = U.S. Treasury Bills,
           1.59%-1.65%, 12/16/04
           120                                         0.0                 120

END OF INVESTMENTS.

                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ x 1,000)
        COLLATERAL INVESTED FOR SECURITIES ON LOAN
        8.6% of net assets

        SHORT-TERM INVESTMENT 8.6%
        ------------------------------------------------------------------------
        Securities Lending Investment
        Fund 140,271,911                                                 140,272


END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 10/31/04. All numbers x 1,000 except number of contracts.

FUTURES CONTRACTS

                               NUMBER OF            CONTRACT          UNREALIZED
                               CONTRACTS              VALUE             GAINS
Russell 2000 Index,
Long expires 12/17/04              4                  1,169              35


                                                         See financial notes. 49

SCHWAB SMALL-CAP INDEX FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2004. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value
   (including $133,167 of securities on loan)                        $1,629,502 a
Collateral invested for securities on loan                              140,272
Receivables:
   Fund shares sold                                                         441
   Dividends                                                                914
   Investments sold                                                         253
   Income from securities on loan                                            52
Prepaid expenses                                                  +          26
                                                                  --------------
TOTAL ASSETS                                                          1,771,460

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                              140,272
Payables:
   Fund shares redeemed                                                   1,244
   Interest expense                                                           3
   Due to brokers for futures                                                 1
   Investment adviser and administrator fees                                 40
   Transfer agent and shareholder service fees                               22
   Trustees' fees                                                             1
Accrued expenses                                                  +         151
                                                                  --------------
TOTAL LIABILITIES                                                       141,734

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          1,771,460
TOTAL LIABILITIES                                                 -     141,734
                                                                  --------------
NET ASSETS                                                           $1,629,726

NET ASSETS BY SOURCE
Capital received from investors                                       1,451,903
Net investment income not yet distributed                                 9,047
Net realized capital losses                                             (72,051) b
Net unrealized capital gains                                            240,827 b

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                    SHARES
SHARE CLASS             NET ASSETS       /      OUTSTANDING      =          NAV
Investor Shares           $868,933                  43,629               $19.92
Select Shares             $760,793                  38,121               $19.96


  Unless stated, all numbers x 1,000.

a The fund paid $1,388,710 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

     Purchases          $656,852
     Sales/maturities   $818,350

  The fund's total security transactions with other SchwabFunds(R) during the period were $86,623.

b These derive from investments and futures.

  FEDERAL TAX DATA
  ---------------------------------------------------------
  PORTFOLIO COST                                $1,391,370

  NET UNREALIZED GAINS AND LOSSES:
  Gains                                           $443,325
  Losses                                     +    (205,193)
                                             --------------
                                                  $238,132

  AS OF OCTOBER 31, 2004:

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                                   $9,047
  Long-term capital gains                              $--

  CAPITAL LOSSES UTILIZED                         $214,814

  UNUSED CAPITAL LOSSES:
  Expires 10/31 of:                            Loss amount
     2011                                          $69,356

  RECLASSIFICATIONS:
  Net investment income
     not yet distributed                               $30
  Reclassified as:
  Net realized capital losses                         ($30)


50 See financial notes.

SCHWAB SMALL-CAP INDEX FUND

Statement of
OPERATIONS
For November 1, 2003 through October 31, 2004. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                               $20,182 a
Interest                                                                     18
Securities on loan                                                  +       693
                                                                    ------------
TOTAL INVESTMENT INCOME                                                  20,893

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                       215,204
Net realized gains on futures contracts                             +       406
                                                                    ------------
NET REALIZED GAINS                                                      215,610

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                    (67,232)
Net unrealized losses on futures contracts                          +       (18)
                                                                    ------------
NET UNREALIZED LOSSES                                                   (67,250)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 4,956 b
Transfer agent and shareholder service fees:
   Investor Shares                                                        2,247 c
   Select Shares                                                            782 c
Trustees' fees                                                               16 d
Custodian fees                                                              167
Portfolio accounting fees                                                   242
Professional fees                                                            45
Registration fees                                                            61
Shareholder reports                                                         166
Interest expense                                                             12
Other expenses                                                      +        22
                                                                    ------------
Total expenses                                                            8,716
Expense reduction                                                   -       139 e
                                                                    ------------
NET EXPENSES                                                              8,577

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  20,893
NET EXPENSES                                                        -     8,577
                                                                    ------------
NET INVESTMENT INCOME                                                    12,316
NET REALIZED GAINS                                                      215,610 f
NET UNREALIZED LOSSES                                               +   (67,250) f
                                                                    ------------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $160,676

  Unless stated, all numbers x 1,000.

a Net of $3 foreign withholding tax.

b Calculated as a percentage of average daily net assets: 0.33% of the first
  $500 million and 0.28% of the assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

d For the fund's independent trustees only.

e This reduction was made by the transfer agent and shareholder service agent
  (Schwab). It reflects a guarantee by the investment adviser (CSIM) and Schwab to limit the operating expenses of this fund through February 28, 2005, as follows:

                              % OF AVERAGE
  SHARE CLASS             DAILY NET ASSETS
  ----------------------------------------
  Investor Shares                     0.60
  Select Shares                       0.42

  This limit excludes interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $148,360.


                                                         See financial notes. 51

SCHWAB SMALL-CAP INDEX FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                            11/1/03-10/31/04   11/1/02-10/31/03
Net investment income                                $12,316            $11,374
Net realized gains or losses                         215,610           (193,979)
Net unrealized gains or losses              +        (67,250)           656,467
                                            ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               160,676            473,862

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                        5,423              7,507
Select Shares                               +          5,623              7,345
                                            ------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME           $11,046            $14,852 a,b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                   11/1/03-10/31/04          11/1/02-10/31/03
                                 SHARES         VALUE      SHARES         VALUE
SHARES SOLD
Investor Shares                   5,935      $114,857       6,678      $101,578
Select Shares               +     6,358       121,773       6,760        99,820
                            ----------------------------------------------------
TOTAL SHARES SOLD                12,293      $236,630      13,438      $201,398

SHARES REINVESTED
Investor Shares                     270        $5,073         522        $7,085
Select Shares               +       278         5,234         503         6,844
                            ----------------------------------------------------
TOTAL SHARES REINVESTED             548       $10,307       1,025       $13,929

SHARES REDEEMED
Investor Shares                 (11,208)    ($215,266)    (12,997)    ($188,682)
Select Shares               +   (10,118)     (196,867)    (13,679)     (200,308)
                            ----------------------------------------------------
TOTAL SHARES REDEEMED           (21,326)    ($412,133)    (26,676)    ($388,990) c
NET TRANSACTIONS
 IN FUND SHARES                  (8,485)    ($165,196)    (12,213)    ($173,663)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                   11/1/03-10/31/04          11/1/02-10/31/03
                                 SHARES    NET ASSETS      SHARES    NET ASSETS
Beginning of period              90,235    $1,645,292     102,448    $1,359,945
Total increase or
 decrease                   +    (8,485)      (15,566)    (12,213)      285,347
                            ----------------------------------------------------
END OF PERIOD                    81,750    $1,629,726      90,235    $1,645,292 d


  Unless stated, all numbers x 1,000.

a UNAUDITED
  For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

  The fund designates $11,046 of the dividend distribution for the fiscal year ended 10/31/04 as qualified dividends for the purpose of the maximum rate under Section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2005 via IRS Form 1099 of the amounts for use in preparing their 2004 income tax return.

b The tax-basis components of distributions paid are:

                              CURRENT     PRIOR
                               PERIOD     PERIOD
  Ordinary income             $11,046    $14,852
  Long-term capital gains         $--        $--

c The fund charges 0.75% of early withdrawal fees on shares redeemed 180 days or less after the purchase.

                     CURRENT     PRIOR
                      PERIOD     PERIOD
  Investor Shares      $68          $70
  Select Shares    +    33      +    39
                   --------------------
  TOTAL               $101         $109

  Dollar amounts are net of the redemption proceeds.

d Includes distributable net investment income in the amount of $9,047 and $7,747 at the end of the current period and prior period, respectively.

  Percent of fund shares owned by other SchwabFunds(R) as of the end of the current period:

  SCHWAB MARKETTRACK PORTFOLIOS
  All Equity Portfolio            6.9%
  Growth Portfolio                7.6%
  Balanced Portfolio              5.0%
  Conservative Portfolio          1.8%

  SCHWAB ANNUITY PORTFOLIOS
  Growth Portfolio II             0.4%


52 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                      11/1/03-       11/1/02-        11/1/01-        11/1/00-        11/1/99-
INVESTOR SHARES                                       10/31/04       10/31/03        10/31/02        10/31/01        10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  17.48          14.35           16.62           22.49           20.87
                                                      ------------------------------------------------------------------------------
Income or loss from investment operations:
     Net investment income                               0.19           0.16            0.16            0.15            0.16
     Net realized and unrealized gains or losses         1.53           3.14           (2.27)          (5.87)           1.56
                                                      ------------------------------------------------------------------------------
     Total income or loss from investment operations     1.72           3.30           (2.11)          (5.72)           1.72
Less distributions:
     Dividends from net investment income               (0.16)         (0.17)          (0.16)          (0.15)          (0.10)
                                                      ------------------------------------------------------------------------------
Net asset value at end of period                        19.04          17.48           14.35           16.62           22.49
                                                      ------------------------------------------------------------------------------
Total return (%)                                         9.93          23.24          (12.86)         (25.55)           8.23

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
     Net operating expenses                              0.56           0.53            0.40            0.40            0.41 1
     Gross operating expenses                            0.56           0.59            0.62            0.65            0.67
     Net investment income                               1.07           1.18            1.11            0.94            0.76
Portfolio turnover rate                                     2              3               2               2               2
Net assets, end of period ($ x 1,000,000)                 592            469             263             224             218

1 The ratio of net operating expenses would have been 0.40% if certain non-routine expenses (proxy fees) had not been included.


                                                         See financial notes. 53

SCHWAB TOTAL STOCK MARKET INDEX FUND

FINANCIAL HIGHLIGHTS

                                                      11/1/03-       11/1/02-        11/1/01-        11/1/00-        11/1/99-
SELECT SHARES                                         10/31/04       10/31/03        10/31/02        10/31/01        10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  17.52          14.37           16.65           22.52           20.89
                                                      ------------------------------------------------------------------------------
Income or loss from investment operations:
     Net investment income                               0.22           0.20            0.19            0.18            0.17
     Net realized and unrealized gains or losses         1.54           3.14           (2.29)          (5.87)           1.56
                                                      ------------------------------------------------------------------------------
     Total income or loss from investment operations     1.76           3.34           (2.10)          (5.69)           1.73
Less distributions:
     Dividends from net investment income               (0.19)         (0.19)          (0.18)          (0.18)          (0.10)
                                                      ------------------------------------------------------------------------------
Net asset value at end of period                        19.09          17.52           14.37           16.65           22.52
                                                      ------------------------------------------------------------------------------
Total return (%)                                        10.10          23.50          (12.81)         (25.40)           8.30

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
     Net operating expenses                              0.39           0.36            0.27            0.27            0.28 1
     Gross operating expenses                            0.41           0.44            0.47            0.50            0.52
     Net investment income                               1.23           1.35            1.24            1.07            0.89
Portfolio turnover rate                                     2              3               2               2               2
Net assets, end of period ($ x 1,000,000)                 548            429             264             257             262

1 The ratio of net operating expenses would have been 0.27% if certain non-routine expenses (proxy fees) had not been included.


54 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS as of October 31, 2004

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holding exceeding 1% of the fund's net assets. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the end of the report period, free of charge, by calling SchwabFunds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov. In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten. For the characteristics of the securities included under "Other Securities" and for securities valued at fair value, please refer to the complete schedule of portfolio holdings.

(1) Top Ten Holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

 @  This security or a portion of this security is on loan

For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity.

                                                     COST                 VALUE
HOLDINGS BY CATEGORY                              ($x1,000)             ($x1,000)
---------------------------------------------------------------------------------
 98.9%  COMMON STOCK                              1,070,799            1,127,570

  0.7%  SHORT-TERM
        INVESTMENT                                    8,015                8,015

  0.0%  U.S. TREASURY
        OBLIGATION                                      399                  399

  0.0%  PREFERRED STOCK                                  68                   69

  0.0%  CORPORATE BONDS                                  15                   16

  0.0%  RIGHTS                                          130                    8

  0.0%  WARRANTS                                        286                    2
---------------------------------------------------------------------------------
 99.6%  TOTAL INVESTMENTS                         1,079,712            1,136,079

  6.3%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                           71,496               71,496

(5.9)%  OTHER ASSETS AND
        LIABILITIES, NET                                                 (66,895)
---------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                               1,140,680

                                                        % OF NET        VALUE
      SECURITY AND NUMBER OF SHARES                      ASSETS      ($ x 1,000)
      COMMON STOCK 98.9% of net assets

      AEROSPACE / DEFENSE 1.6%
      --------------------------------------------------------------------------
      Other Securities                                    1.6             17,869

      AIR TRANSPORTATION 1.0%
      --------------------------------------------------------------------------
      United Parcel Service, Inc.,
      Class B 91,480                                      0.7              7,243
      Other Securities                                    0.3              4,734
                                                        -----        -----------
                                                          1.0             11,977
      ALCOHOLIC BEVERAGES 0.4%
      --------------------------------------------------------------------------
      Other Securities                                    0.4              4,500

      APPAREL 0.6%
      --------------------------------------------------------------------------
      Other Securities                                    0.6              6,415
      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 1.1%
      --------------------------------------------------------------------------
      Other Securities                                    1.1             12,658

      BANKS 7.7%
      --------------------------------------------------------------------------
  (7) Bank of America
      Corp. 338,518                                       1.3             15,162
      JPMorgan Chase &
      Co. 295,944                                         1.0             11,423
      U.S. Bancorp 158,531                                0.4              4,536


                                                         See financial notes. 55

SCHWAB TOTAL STOCK MARKET INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS continued

                                                        % OF NET        VALUE
      SECURITY AND NUMBER OF SHARES                      ASSETS      ($ x 1,000)
      Wachovia Corp. 108,236                               0.5             5,326
      Wells Fargo & Co. 140,077                            0.8             8,365
      Other Securities                                     3.7            42,863
                                                        ------       -----------
                                                           7.7            87,675
      BUSINESS MACHINES & SOFTWARE 7.5%
      --------------------------------------------------------------------------
    o Cisco Systems, Inc. 563,969                          1.0            10,834
    o Dell, Inc. 209,300                                   0.7             7,338
      Hewlett-Packard Co. 252,916                          0.4             4,719
 (10) International Business Machines
      Corp. 139,850                                        1.1            12,552
 =(3) Microsoft Corp. 892,760                              2.2            24,988
    o Oracle Corp. 429,500                                 0.5             5,437
      Other Securities                                     1.6            19,495
                                                        ------       -----------
                                                           7.5            85,363
      BUSINESS SERVICES 5.8%
      --------------------------------------------------------------------------
    o eBay, Inc. 52,924                                    0.5             5,166
   @o Google, Inc., Class A 22,500                         0.4             4,291
    o Yahoo! Inc. 111,144                                  0.4             4,022
      Other Securities                                     4.5            52,191
                                                        ------       -----------
                                                           5.8            65,670
      CHEMICALS 1.5%
      --------------------------------------------------------------------------
      Other Securities                                     1.5            17,539

      CONSTRUCTION 0.9%
      --------------------------------------------------------------------------
      Other Securities                                     0.9             9,898

      CONSUMER DURABLES 0.4%
      --------------------------------------------------------------------------
      Other Securities                                     0.4             4,237

      CONTAINERS 0.2%
      --------------------------------------------------------------------------
      Other Securities                                     0.2             2,183

      ELECTRONICS 5.3%
      --------------------------------------------------------------------------
      Intel Corp. 533,832                                  1.1            11,883
      Qualcomm, Inc. 135,100                               0.5             5,649
      Other Securities                                     3.7            43,042
                                                        ------       -----------
                                                           5.3            60,574
      ENERGY: RAW MATERIALS 2.0%
      --------------------------------------------------------------------------
      Other Securities                                     2.0            23,419

      FOOD & AGRICULTURE 3.1%
      --------------------------------------------------------------------------
      The Coca-Cola Co. 202,200                            0.7             8,221
      PepsiCo, Inc. 140,800                                0.6             6,981
      Other Securities                                     1.8            20,755
                                                        ------       -----------
                                                           3.1            35,957
      GOLD 0.2%
      --------------------------------------------------------------------------
      Other Securities                                     0.2             2,009

      HEALTHCARE / DRUGS & MEDICINE 11.5%
      --------------------------------------------------------------------------
      Abbott Laboratories 128,205                          0.5             5,465
    o Amgen, Inc. 107,168                                  0.6             6,087
      Eli Lilly & Co. 92,400                               0.5             5,074
  (8) Johnson & Johnson 246,370                            1.3            14,383
      Medtronic, Inc. 100,974                              0.5             5,161
      Merck & Co., Inc. 183,552                            0.5             5,747
  (6) Pfizer, Inc. 631,552                                 1.6            18,283
      UnitedHealth Group,
      Inc. 66,300                                          0.4             4,800
      Wyeth 109,400                                        0.4             4,338
      Other Securities                                     5.2            62,410
                                                        ------       -----------
                                                          11.5           131,748
      HOUSEHOLD PRODUCTS 1.8%
      --------------------------------------------------------------------------
    = Procter & Gamble Co. 213,400                         1.0            10,922
      Other Securities                                     0.8             9,485
                                                        ------       -----------
                                                           1.8            20,407
      INSURANCE 4.3%
      --------------------------------------------------------------------------
  (9) American International Group,
      Inc. 216,222                                         1.2            13,127
      Other Securities                                     3.1            36,098
                                                        ------       -----------
                                                           4.3            49,225
      MEDIA 3.8%
      --------------------------------------------------------------------------
    o Comcast Corp.,
      Class A 148,336                                      0.4             4,376
    o Time Warner, Inc. 367,052                            0.6             6,108
      Viacom, Inc., Class B 144,012                        0.5             5,255
      The Walt Disney Co. 167,150                          0.4             4,216
      Other Securities                                     1.9            23,289
                                                        ------       -----------
                                                           3.8            43,244
      MISCELLANEOUS 0.5%
      --------------------------------------------------------------------------
      3M Co. 65,000                                        0.5             5,042
      Other Securities                                     0.0               687
                                                        ------       -----------
                                                           0.5             5,729


56 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

                                                        % OF NET        VALUE
      SECURITY AND NUMBER OF SHARES                      ASSETS      ($ x 1,000)
      MISCELLANEOUS FINANCE 7.9%
      --------------------------------------------------------------------------
      American Express Co. 105,150                         0.5             5,580
    o Berkshire Hathaway, Inc.,
      Class A 96                                           0.7             8,088
    / The Charles Schwab
      Corp. 111,120                                        0.1             1,017
 =(5) Citigroup, Inc. 424,936                              1.7            18,854
      Fannie Mae 81,400                                    0.5             5,710
      Merrill Lynch & Co., Inc. 79,800                     0.4             4,304
      Morgan Stanley 90,300                                0.4             4,613
      Other Securities                                     3.6            41,680
                                                        ------       -----------
                                                           7.9            89,846
      NON-DURABLES & ENTERTAINMENT 1.4%
      --------------------------------------------------------------------------
      Other Securities                                     1.4            16,109

      NON-FERROUS METALS 0.4%
      --------------------------------------------------------------------------
      Other Securities                                     0.4             4,931

      OIL: DOMESTIC 1.6%
      --------------------------------------------------------------------------
      ConocoPhillips 56,098                                0.4             4,730
      Other Securities                                     1.2            13,653
                                                        ------       -----------
                                                           1.6            18,383
      OIL: INTERNATIONAL 3.2%
      --------------------------------------------------------------------------
      ChevronTexaco Corp. 179,634                          0.8             9,532
 =(2) Exxon Mobil Corp. 537,816                            2.3            26,471
      Other Securities                                     0.1               586
                                                        ------       -----------
                                                           3.2            36,589
      OPTICAL & PHOTO 0.2%
      --------------------------------------------------------------------------
      Other Securities                                     0.2             2,465

      PAPER & FOREST PRODUCTS 0.8%
      --------------------------------------------------------------------------
      Other Securities                                     0.8             8,757

      PRODUCER GOODS & MANUFACTURING 4.9%
      --------------------------------------------------------------------------
 =(1) General Electric Co. 863,066                         2.6            29,448
      Other Securities                                     2.3            26,142
                                                        ------       -----------
                                                           4.9            55,590
      RAILROAD & SHIPPING 0.5%
      --------------------------------------------------------------------------
      Other Securities                                     0.5             5,533

      REAL PROPERTY 2.1%
      --------------------------------------------------------------------------
      Other Securities                                     2.1            23,704

      RETAIL 6.1%
      --------------------------------------------------------------------------
      Home Depot, Inc. 187,000                             0.7             7,682
 =(4) Wal-Mart Stores, Inc. 354,600                        1.7            19,120
      Other Securities                                     3.7            43,354
                                                        ------       -----------
                                                           6.1            70,156
      STEEL 0.2%
      --------------------------------------------------------------------------
      Other Securities                                     0.2             2,003

      TELEPHONE 3.1%
      --------------------------------------------------------------------------
      SBC Communications,
      Inc. 273,212                                         0.6             6,901
      Verizon Communications,
      Inc. 228,786                                         0.8             8,946
      Other Securities                                     1.7            19,561
                                                        ------       -----------
                                                           3.1            35,408
      TOBACCO 0.9%
      --------------------------------------------------------------------------
      Altria Group, Inc. 168,800                           0.7             8,180
      Other Securities                                     0.2             1,637
                                                        ------       -----------
                                                           0.9             9,817
      TRAVEL & RECREATION 0.9%
      --------------------------------------------------------------------------
      Other Securities                                     0.9             9,761

      TRUCKING & FREIGHT 0.4%
      --------------------------------------------------------------------------
      Other Securities                                     0.4             4,328

      UTILITIES: ELECTRIC & GAS 3.1%
      --------------------------------------------------------------------------
      Other Securities                                     3.1            35,894

      PREFERRED STOCK 0.0% of net assets

      REAL PROPERTY 0.0%
      --------------------------------------------------------------------------
      Other Securities                                     0.0                69

      SECURITY
        RATE, MATURITY DATE
        FACE AMOUNT ($ x 1,000)

      CORPORATE BONDS 0.0% of net assets
      FIXED-RATE OBLIGATIONS 0.0%
      --------------------------------------------------------------------------
      Brookfield Homes Corp.
        12.00%, 06/30/20
        15                                                 0.0                16


                                                         See financial notes. 57

SCHWAB TOTAL STOCK MARKET INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS continued


                                                        % OF NET        VALUE
      SECURITY AND NUMBER OF SHARES                      ASSETS      ($ x 1,000)
      WARRANTS 0.0% of net assets

      Other Securities                                     0.0                 2

      RIGHTS 0.0% of net assets

      Other Securities                                     0.0                 8

      SHORT-TERM INVESTMENT
      0.7% of net assets

      Provident Institutional
      TempFund 8,014,950                                   0.7             8,015

      SECURITY
        RATE, MATURITY DATE
        FACE AMOUNT ($ x 1,000)
      U.S. TREASURY OBLIGATION
      0.0% of net assets

    = U.S. Treasury Bill,
        1.63%, 12/16/04
        400                                                0.0               399

END OF INVESTMENTS.


      SECURITY                                         FACE AMOUNT      VALUE
        RATE, MATURITY DATE                            ($ x 1,000)   ($ x 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      6.3% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS 2.5%
      --------------------------------------------------------------------------
      Canadian Imperial Bank of
      Commerce/New York
        1.92%, 11/29/04                                      3,848         3,847
        1.72%, 05/25/05                                      1,516         1,516
      Crown Point Capital
        1.80%, 11/05/04                                      1,851         1,851
      Foreningssparbanken AB
        1.83%, 11/15/04                                     10,855        10,853
      Fortis Bank
        1.78%, 06/06/05                                      1,381         1,381
      Societe Generale NY
        1.95%, 11/01/04                                      5,456         5,455
        1.83%, 11/15/04                                      1,571         1,570
      Westdeutsche Landesbank AG
        1.50%, 01/10/05                                      2,340         2,339
                                                                     -----------
                                                                          28,812

      SHORT-TERM INVESTMENTS 3.8%
      --------------------------------------------------------------------------
      Citibank, Time Deposit
        1.76%, 11/01/04                                      1,709         1,709


      SECURITY AND NUMBER OF SHARES
      Institutional Money Market
      Trust 40,974,861                                                    40,975
                                                                     -----------
                                                                          42,684

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.


58 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

In addition to the above, the fund held the following at 10/31/04. All numbers x 1,000 except number of contracts.

FUTURES CONTRACTS

                                       NUMBER OF       CONTRACT       UNREALIZED
                                       CONTRACTS        VALUE           GAINS
Russell 2000 Index,
Long expires 12/17/04                       4           1,169              29
S&P 500 Index, Long
expires 12/17/04                           23           6,499              50
                                                                         ----
                                                                           79


                                                         See financial notes. 59

SCHWAB TOTAL STOCK MARKET INDEX FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2004. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at market value
   (including $68,742 of securities on loan)                         $1,136,079 a
Collateral invested for securities on loan                               71,496
Receivables:
   Fund shares sold                                                       3,993
   Interest                                                                   6
   Dividends                                                              1,263
   Investments sold                                                          14
   Due from brokers for futures                                              10
   Income from securities on loan                                            10
Prepaid expenses                                                  +          22
                                                                  --------------
TOTAL ASSETS                                                          1,212,893

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                               71,496
Payables:
   Fund shares redeemed                                                     580
   Investment adviser and administrator fees                                 24
   Transfer agent and shareholder service fees                               19
   Trustee fees                                                               1
Accrued expenses                                                  +          93
                                                                  --------------
TOTAL LIABILITIES                                                        72,213

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          1,212,893
TOTAL LIABILITIES                                                 -      72,213
                                                                  --------------
NET ASSETS                                                           $1,140,680

NET ASSETS BY SOURCE
Capital received from investors                                       1,096,490
Net investment income not yet distributed                                10,037
Net realized capital losses                                             (22,293) b
Net unrealized capital gains                                             56,446 b

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                         SHARES
SHARE CLASS                   NET ASSETS      /     OUTSTANDING      =      NAV
Investor Shares               $592,410                   31,108          $19.04
Select Shares                 $548,270                   28,713          $19.09

  Unless stated, all numbers x 1,000.

a The fund paid $1,079,712 for these securities.

  Includes securities valued at fair value worth $13 or 0.0% of the fund's total net assets.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

      Purchases            $169,426
      Sales/maturities      $16,950

  The fund's total security transactions with other SchwabFunds(R) during the period were $3,569.

b These derive from investments and futures.

  FEDERAL TAX DATA
  --------------------------------------------------
  PORTFOLIO COST                         $1,080,161

  NET UNREALIZED GAINS AND LOSSES:
  Gains                                    $226,948
  Losses                              +    (171,030)
                                      --------------
                                            $55,918

  AS OF OCTOBER 31, 2004:

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                           $10,037
  Long-term capital gains                       $--

  UNUSED CAPITAL LOSSES:
  Expires 10/31 of:                     Loss amount
    2007                                        $18
    2008                                      3,413
    2009                                      2,000
    2010                                     11,485
    2011                                      3,975
    2012                              +         874
                                      --------------
                                            $21,765

  RECLASSIFICATIONS:
  Net investment income
    not yet distributed                          $1
  Reclassified as:
  Realized capital losses                       ($1)


60 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

Statement of
OPERATIONS
For November 1, 2003 through October 31, 2004. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                               $17,028
Interest                                                                     59
Securities on loan                                                   +      180
                                                                     -----------
TOTAL INVESTMENT INCOME                                                  17,267

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments                                          (92)
Net realized gains on futures contracts                              +      378
                                                                     -----------
NET REALIZED GAINS                                                          286

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                      83,808
Net unrealized losses on futures contracts                           +     (107)
                                                                     -----------
NET UNREALIZED GAINS                                                     83,701

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 2,743 a
Transfer agent and shareholder service fees:
   Investor Shares                                                        1,384 b
   Select Shares                                                            511 b
Trustees' fees                                                               12 c
Custodian fees                                                               81
Portfolio accounting fees                                                   159
Professional fees                                                            42
Registration fees                                                            99
Shareholder reports                                                          79
Interest expense                                                              1
Other expenses                                                       +       33
                                                                     -----------
Total expenses                                                            5,144
Expense reduction                                                    -       85 d
                                                                     -----------
NET EXPENSES                                                              5,059

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  17,267
NET EXPENSES                                                         -    5,059
                                                                     -----------
NET INVESTMENT INCOME                                                    12,208
NET REALIZED GAINS                                                          286 e
NET UNREALIZED GAINS                                                 +   83,701 e
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $96,195

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.30% of the first
  $500 million and 0.22% of the assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d Includes $4 from the investment adviser (CSIM) and $81 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through February 28, 2005, as follows:

                            % OF AVERAGE
  SHARE CLASS           DAILY NET ASSETS
  --------------------------------------
  Investor Shares                   0.58
  Select Shares                     0.39

  This limit excludes interest, taxes and certain non-routine expenses.

d These add up to a net gain on investments of $83,987


                                                         See financial notes. 61

SCHWAB TOTAL STOCK MARKET INDEX FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                            11/1/03-10/31/04   11/1/02-10/31/03
Net investment income                                $12,208             $8,702
Net realized gains or losses                             286             (5,294)
Net unrealized gains                        +         83,701            155,552
                                            ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                96,195            158,960

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                        4,522              3,195
Select Shares                               +          4,835              3,512
                                            ------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME            $9,357             $6,707 a,b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                11/1/03-10/31/04             11/1/02-10/31/03
                               SHARES         VALUE       SHARES          VALUE
SHARES SOLD
Investor Shares                 9,767      $180,735       12,774       $194,287
Select Shares              +    8,998       165,692       11,399        172,567
                           -----------------------------------------------------
TOTAL SHARES SOLD              18,765      $346,427       24,173       $366,854

SHARES REINVESTED
Investor Shares                   237        $4,213          209         $2,984
Select Shares              +      222         3,957          203          2,911
                           -----------------------------------------------------
TOTAL SHARES REINVESTED           459        $8,170          412         $5,895

SHARES REDEEMED
Investor Shares                (5,759)    ($106,552)      (4,461)      ($68,649)
Select Shares              +   (5,002)      (92,791)      (5,507)       (85,326)
                           -----------------------------------------------------
TOTAL SHARES REDEEMED         (10,761)    ($199,343)      (9,968)     ($153,975) c

NET TRANSACTIONS
IN FUND SHARES                  8,463      $155,254       14,617       $218,774

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                               11/1/03-10/31/04              11/1/02-10/31/03
                               SHARES    NET ASSETS       SHARES     NET ASSETS
Beginning of period            51,358      $898,588       36,741       $527,561
Total increase             +    8,463       242,092       14,617        371,027
                           -----------------------------------------------------
END OF PERIOD                  59,821    $1,140,680       51,358       $898,588 d

  Unless stated, all numbers x 1,000.

a UNAUDITED
  For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

  The fund designates $9,357 of the dividend distribution for the fiscal year ended 10/31/04 as qualified dividends for the purpose of the maximum rate under Section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2005 via IRS Form 1099 of the amounts for use in preparing their 2004 income tax return.

b The tax-basis components of distributions paid are:

                             CURRENT       PRIOR
                              PERIOD       PERIOD
  Ordinary income             $9,357       $6,707
  Long-term capital gains        $--          $--

c The fund charges 0.75% of early withdrawal fees on shares redeemed 180 days or less after the purchase.

  CURRENT PERIOD:
  Investor Shares                        $70
  Select Shares                      +    59
                                     -------
  TOTAL                                 $129

  PRIOR PERIOD:
  Investor Shares                        $76
  Select Shares                      +   173
                                     -------
  TOTAL                                 $249

  Dollar amounts are net of the redemption proceeds.

d Includes distributable net investment income in the amount of $10,037 and $7,185 at the end of the current period and prior period, respectively.


62 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND(R)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                          11/1/03-     11/1/02-     11/1/01-     11/1/00-      11/1/99-
INVESTOR SHARES                                           10/31/04     10/31/03     10/31/02     10/31/01      10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period                      12.74        10.47        12.22        17.13        17.93
                                                          --------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                     0.26         0.23         0.21         0.15         0.20
   Net realized and unrealized gains or losses               2.05         2.25        (1.82)       (4.81)       (0.85)
                                                          --------------------------------------------------------------------------
   Total income or loss from investment operations           2.31         2.48        (1.61)       (4.66)       (0.65)

Less distributions:
   Dividends from net investment income                     (0.23)       (0.21)       (0.14)       (0.25)       (0.15)
                                                          --------------------------------------------------------------------------
Net asset value at end of period                            14.82        12.74        10.47        12.22        17.13
                                                          --------------------------------------------------------------------------
Total return (%)                                            18.40        24.24       (13.34)      (27.58)       (3.69)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                    0.69         0.65         0.58         0.58         0.59 1
   Gross operating expenses                                  0.73         0.74         0.76         0.75         0.82
   Net investment income                                     1.78         2.01         1.70         1.14         1.60
Portfolio turnover rate                                         1            7           13           18           16
Net assets, end of period ($ x 1,000,000)                     550          494          443          519          637

1 The ratio of net operating expenses would have been 0.58% if certain non-routine expenses (proxy fees) had not been included.


                                                         See financial notes. 63

SCHWAB INTERNATIONAL INDEX FUND

                                                          11/1/03-     11/1/02-     11/1/01-     11/1/00-     11/1/99-
SELECT SHARES                                             10/31/04     10/31/03     10/31/02     10/31/01     10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      12.75        10.47        12.23        17.14        17.96
Income or loss from investment operations:
   Net investment income                                     0.28         0.25         0.21         0.16         0.27
   Net realized and unrealized gains or losses               2.05         2.26        (1.82)       (4.80)       (0.91)
                                                       -----------------------------------------------------------------------------
   Total income or loss from investment operations           2.33         2.51        (1.61)       (4.64)       (0.64)
Less distributions:
   Dividends from net investment income                     (0.25)       (0.23)       (0.15)       (0.27)       (0.18)
                                                       -----------------------------------------------------------------------------
Net asset value at end of period                            14.83        12.75        10.47        12.23        17.14
                                                       -----------------------------------------------------------------------------
Total return (%)                                            18.56        24.50       (13.31)      (27.45)       (3.65)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                    0.50         0.49         0.47         0.47         0.48 1
   Gross operating expenses                                  0.58         0.59         0.61         0.60         0.67
   Net investment income                                     1.97         2.19         1.81         1.25         1.71
Portfolio turnover rate                                         1            7           13           18           16
Net assets, end of period ($ x 1,000,000)                     687          629          536          616          700

1 The ratio of net operating expenses would have been 0.47% if certain non-routine expenses (proxy fees) had not been included.


64 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS as of October 31, 2004

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holding exceeding 1% of the fund's net assets. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the end of the report period, free of charge, by calling SchwabFunds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov. In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten. For the characteristics of the securities included under "Other Securities" and for securities valued at fair value, please refer to the complete schedule of portfolio holdings.

(1) Top Ten Holding

 o  Non-income producing security

 @  The security or a portion of this security is on loan.

                                                      COST              VALUE
HOLDINGS BY CATEGORY                                ($x1,000)         ($x1,000)
--------------------------------------------------------------------------------
 99.3%   FOREIGN COMMON
         STOCK                                        995,647         1,228,866

  0.4%   FOREIGN PREFERRED
         STOCK                                          3,801             5,016

  0.2%   SHORT-TERM
         INVESTMENT                                     1,954             1,954

  0.0%   RIGHTS                                            --               107

  0.0%   WARRANTS                                         200                --
--------------------------------------------------------------------------------
 99.9%   TOTAL INVESTMENTS                          1,001,602         1,235,943

  8.4%   COLLATERAL INVESTED FOR
         SECURITIES ON LOAN                           103,711           103,711

(8.3)%   OTHER ASSETS AND
         LIABILITIES, NET                                              (102,147)
--------------------------------------------------------------------------------
100.0%   TOTAL NET ASSETS                                             1,237,507

                                                        % OF NET        VALUE
      SECURITY AND NUMBER OF SHARES                      ASSETS      ($ x 1,000)
      FOREIGN COMMON STOCK 99.3% of net assets

      AUSTRALIA 4.1%
      --------------------------------------------------------------------------
      BHP Billiton Ltd. 727,139                            0.6             7,521
      Commonwealth Bank of
      Australia 245,112                                    0.5             5,877
    @ National Australia Bank
      Ltd. 296,328                                         0.5             6,257
      Other Securities                                     2.5            31,088
                                                         -----       -----------
                                                           4.1            50,743
      BELGIUM 0.9%
      --------------------------------------------------------------------------
      Other Securities                                     0.9            10,810

      CANADA 6.2%
      --------------------------------------------------------------------------
    @ Bank of Nova Scotia  198,704                         0.5             6,451
      Manulife Financial
      Corp. 156,550                                        0.6             7,300
    @ Royal Bank of Canada  127,717                        0.5             6,638
      Other Securities                                     4.6            56,071
                                                         -----       -----------
                                                           6.2            76,460
      DENMARK 0.6%
      --------------------------------------------------------------------------
      Other Securities                                     0.6             7,414

      FRANCE 10.6%
      --------------------------------------------------------------------------
      BNP Paribas 157,814                                  0.9            10,710
      France Telecom SA  209,724                           0.5             5,986
      Sanofi-Aventis 173,827                               1.0            12,670
 @(5) Total SA 110,932                                     1.9            23,001
      Other Securities                                     6.3            78,375
                                                         -----       -----------
                                                          10.6           130,742
      GERMANY 7.2%
      --------------------------------------------------------------------------
      BASF AG 103,335                                      0.5             6,428
      DaimlerChrysler AG  168,370                          0.6             6,935
      Deutsche Bank AG  99,862                             0.6             7,570
    o Deutsche Telekom AG  487,262                         0.8             9,310
      E.ON AG 118,150                                      0.8             9,586
      SAP AG 39,024                                        0.5             6,628
      Siemens AG 153,790                                   0.9            11,415
      Other Securities                                     2.5            31,371
                                                         -----       -----------
                                                           7.2            89,243
      HONG KONG / CHINA 1.3%
      --------------------------------------------------------------------------
      Other Securities                                     1.3            16,095


                                                         See financial notes. 65

SCHWAB INTERNATIONAL INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS continued

                                                        % OF NET        VALUE
      SECURITY AND NUMBER OF SHARES                      ASSETS      ($ x 1,000)
      ITALY 3.5%
      --------------------------------------------------------------------------
      ENI-Ente Nazionale Idrocarburi
      SPA  490,576                                         0.9            11,108
      Other Securities                                     2.6            32,589
                                                         -----       -----------
                                                           3.5            43,697
      JAPAN 17.8%
      --------------------------------------------------------------------------
      Canon, Inc. 162,000                                  0.6             7,979
      Honda Motor Co. Ltd.  152,700                        0.6             7,362
      Mitsubishi Tokyo Financial
      Group, Inc. 787                                      0.5             6,670
      NTT DoCoMo, Inc.  3,541                              0.5             6,236
      Takeda Pharmaceutical Co.
      Ltd. 160,200                                         0.6             7,724
  (8) Toyota Motor Corp.  538,500                          1.7            20,944
      Other Securities                                    13.3           162,981
                                                         -----       -----------
                                                          17.8           219,896
      NETHERLANDS 5.6%
      --------------------------------------------------------------------------
      ABN Amro Holdings
      NV 298,017                                           0.6             7,108
      ING Groep NV  340,404                                0.7             8,985
      Koninklijke Philips Electronics
      NV 255,925                                           0.5             6,039
  (7) Royal Dutch Petroleum
      Co. 398,487                                          1.7            21,589
      Unilever NV 110,002                                  0.5             6,381
      Other Securities                                     1.6            18,982
                                                         -----       -----------
                                                           5.6            69,084
      SINGAPORE 0.1%
      --------------------------------------------------------------------------
      Other Securities                                     0.1             1,593

      SPAIN 3.9%
      --------------------------------------------------------------------------
      Banco Bilbao Vizcaya
      Argentaria SA  587,573                               0.7             9,193
    @ Banco Santander Central
      Hispano SA 834,597                                   0.8             9,290
      Telefonica SA  900,159                               1.2            14,817
      Other Securities                                     1.2            15,297
                                                         -----       -----------
                                                           3.9            48,597
      SWEDEN 1.9%
      --------------------------------------------------------------------------
    o Telefonaktiebolaget LM Ericsson,
      Class B 2,846,579                                    0.7             8,244
      Other Securities                                     1.2            15,679
                                                         -----       -----------
                                                           1.9            23,923
      SWITZERLAND 7.8%
      --------------------------------------------------------------------------
    o Credit Suisse Group  218,120                         0.6             7,434
  (9) Nestle SA, Registered  77,668                        1.5            18,311
  (6) Novartis AG,
      Registered 460,530                                   1.8            21,887
      Roche Holdings-
      Genus 135,932                                        1.1            13,848
      UBS AG, Registered  216,176                          1.3            15,528
      Other Securities                                     1.5            19,536
                                                         -----       -----------
                                                           7.8            96,544
      UNITED KINGDOM 27.8%
      --------------------------------------------------------------------------
      AstraZeneca PLC  328,216                             1.1            13,423
      Barclays PLC 1,265,372                               1.0            12,335
  (1) BP PLC 4,216,549                                     3.3            40,755
      Diageo PLC 596,684                                   0.6             7,965
  (4) GlaxoSmithKline
      PLC 1,142,422                                        1.9            24,010
      HBOS PLC 747,598                                     0.8             9,993
  (2) HSBC Holdings
      PLC 2,103,680                                        2.7            33,901
      Lloyds TSB Group
      PLC 1,065,026                                        0.7             8,411
 (10) Royal Bank of Scotland
      Group PLC 547,776                                    1.3            16,109
    o Shell Transport & Trading Co.
      PLC 1,852,117                                        1.2            14,550
      Tesco PLC 1,445,671                                  0.6             7,602
  (3) Vodafone Group
      PLC 12,980,507                                       2.7            33,179
      Other Securities                                     9.9           121,792
                                                         -----       -----------
                                                          27.8           344,025

      FOREIGN PREFERRED STOCK 0.4% of net assets

      AUSTRALIA 0.3%
      --------------------------------------------------------------------------
      Other Securities                                     0.3             4,113

      GERMANY 0.1%
      --------------------------------------------------------------------------
      Other Securities                                     0.1               903


66 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND

                                                        % OF NET        VALUE
      SECURITY AND NUMBER OF SHARES                      ASSETS      ($ x 1,000)
      WARRANTS 0.0% of net assets

      Other Securities                                     0.0                -- *

      RIGHTS 0.0% of net assets

      Other Securities                                     0.0               107

      SECURITY
         RATE, MATURITY DATE
         FACE AMOUNT ($ x 1,000)

      SHORT-TERM INVESTMENT
      0.2% of net assets

      HSBC Bank, USA Grand
      Cayman Time Deposit
         1.29%, 11/01/04
         1,954                                             0.2             1,954

END OF INVESTMENTS.

* Amounts stated as "--" are less than $1.

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      8.4% of net assets

      SHORT-TERM INVESTMENT 8.4%
      --------------------------------------------------------------------------
      Securities Lending Investment
      Fund  103,710,647                                                  103,711

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.


                                                         See financial notes. 67

SCHWAB INTERNATIONAL INDEX FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2004. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at market value
   (including $98,966 of securities on loan)                         $1,235,943 a
Collateral invested for securities on loan                              103,711
Foreign currency                                                             30 b
Receivables:
   Fund shares sold                                                         290
   Dividends                                                              1,941
   Income from securities on loan                                            39
   Dividend tax reclaim                                                     136
Prepaid expenses                                                  +          21
                                                                  --------------
TOTAL ASSETS                                                          1,342,111

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                              103,711
Payables:
   Fund shares redeemed                                                     619
   Interest expense                                                           1
   Withholding taxes                                                         48
   Investment adviser and administrator fees                                 36
   Transfer agent and shareholder service fees                               15
   Trustees' fees                                                             1
Accrued expenses                                                  +         173
                                                                  --------------
TOTAL LIABILITIES                                                       104,604

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          1,342,111
TOTAL LIABILITIES                                                 -     104,604
                                                                  --------------
NET ASSETS                                                           $1,237,507


NET ASSETS BY SOURCE
Capital received from investors                                       1,294,974
Net investment income not yet distributed                                21,478
Net realized capital losses                                            (313,335)
Net unrealized capital gains                                            234,390

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                  SHARES
SHARE CLASS       NET ASSETS        /        OUTSTANDING         =          NAV
Investor Shares     $550,263                      37,126                 $14.82
Select Shares       $687,244                      46,340                 $14.83

  Unless stated, all numbers x 1,000.

a The fund paid $1,001,602 for these securities. Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                      $16,070
    Sales/maturities               $82,592

b The fund paid $27 for these currencies.

  FEDERAL TAX DATA
  -------------------------------------------------------------------
  PORTFOLIO COST                               $1,006,740

  NET UNREALIZED GAINS AND LOSSES:
  Gains                                          $316,555
  Losses                                      +   (87,352)
                                              ------------
                                                 $229,203

  AS OF OCTOBER 31, 2004:

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                                 $21,655
  Long-term capital gains                             $--

  UNUSED CAPITAL LOSSES:
  Expires 10/31 of:                           Loss amount
     2005                                          $1,837
     2006                                          11,905
     2007                                               7
     2008                                           3,669
     2009                                         130,942
     2010                                         112,722
     2011                                          39,016
     2012                                     +     8,278
                                              ------------
                                                 $308,376

  RECLASSIFICATIONS:
  Net investment income
    not yet distributed                                $6
  Net realized capital losses                      $1,737
  Reclassified as:
  Capital received from
    investors                                     ($1,743)


68 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND

Statement of
OPERATIONS
For November 1, 2003 through October 31, 2004. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                               $29,068 a
Interest                                                                     22
Securities on loan                                                  +       976
                                                                    ------------
TOTAL INVESTMENT INCOME                                                  30,066

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments                                       (7,823)
Net realized gains on foreign currency transactions                 +         6
                                                                    ------------
NET REALIZED LOSSES                                                      (7,817)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                     187,878
Net unrealized gains on foreign currency transactions               +        14
                                                                    ------------
NET UNREALIZED GAINS                                                    187,892

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 4,870 b
Transfer agent and shareholder service fees:
   Investor Shares                                                        1,346 c
   Select Shares                                                            677 c
Trustees' fees                                                               13 d
Custodian fees                                                              514
Portfolio accounting fees                                                   179
Professional fees                                                            46
Registration fees                                                            48
Shareholder reports                                                         120
Interest expense                                                              3
Other expenses                                                      +        29
                                                                    ------------
Total expenses                                                            7,845
Expense reduction                                                   -       741 e
                                                                    ------------
NET EXPENSES                                                              7,104

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  30,066
NET EXPENSES                                                        -     7,104
                                                                    ------------
NET INVESTMENT INCOME                                                    22,962
NET REALIZED LOSSES                                                      (7,817) f
NET UNREALIZED GAINS                                                +   187,892 f
                                                                    ------------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $203,037

  Unless stated, all numbers x 1,000.

a Net of $3,668 foreign withholding tax.

b Calculated as a percentage of average daily net assets: 0.43% of the first
  $500 million and 0.38% of the assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

d For the fund's independent trustees only.

e Includes $470 from the investment adviser (CSIM) and $271 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least February 28, 2005, as follows:

                                      % OF AVERAGE
  SHARE CLASS                     DAILY NET ASSETS
  ------------------------------------------------
  Investor Shares                             0.69
  Select Shares                               0.50

  This limit excludes interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $180,075.


                                                         See financial notes. 69

SCHWAB INTERNATIONAL INDEX FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                             11/1/03-10/31/04  11/1/02-10/31/03
Net Investment income                                 $22,962           $21,074
Net realized losses                                    (7,817)          (37,839)
Net unrealized gains                         +        187,892           241,954
                                             -----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                203,037           225,189

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                         9,069             9,001
Select Shares                                +         12,465            11,662
                                             -----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME            $21,534           $20,663 a,b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                    11/1/03-10/31/04          11/1/02-10/31/03
                                  SHARES        VALUE       SHARES        VALUE
SHARES SOLD
Investor Shares                    5,725      $80,057        5,440      $59,471
Select Shares                 +    5,772       80,804        8,086       86,648
                              --------------------------------------------------
TOTAL SHARES SOLD                 11,497     $160,861       13,526     $146,119

SHARES REINVESTED
Investor Shares                      629       $8,293          815       $8,329
Select Shares                 +      882       11,628        1,072       10,936
                              --------------------------------------------------
TOTAL SHARES REINVESTED            1,511      $19,921        1,887      $19,265

SHARES REDEEMED
Investor Shares                   (7,955)   ($111,302)      (9,803)   ($105,853)
Select Shares                 +   (9,688)    (136,414)     (10,942)    (119,750)
                              --------------------------------------------------
TOTAL SHARES REDEEMED            (17,643)   ($247,716)     (20,745)   ($225,603) c

NET TRANSACTIONS
IN FUND SHARES                    (4,635)    ($66,934)      (5,332)    ($60,219)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                   11/1/03-10/31/04          11/1/02-10/31/03
                                  SHARES   NET ASSETS       SHARES   NET ASSETS
Beginning of period               88,101   $1,122,938       93,433     $978,631
Total increase or
 decrease                     +   (4,635)     114,569       (5,332)     144,307
                              --------------------------------------------------
END OF PERIOD                     83,466   $1,237,507       88,101   $1,122,938 d

  Unless stated, all numbers x 1,000.

a UNAUDITED
  The fund designates $20,935 of the dividend distribution for the fiscal year ended 10/31/04 as qualified dividends for the purpose of the maximum rate under Section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2005 via IRS Form 1099 of the amounts for use in preparing their 2004 income tax return.

b The tax-basis components of distributions paid were:

                             CURRENT      PRIOR
                             PERIOD      PERIOD
  Ordinary income            $21,534     $20,663
  Long-term capital gains        $--         $--

c The fund charges 1.50% of early withdrawal fees on shares redeemed 180 days or less after the purchase.

  CURRENT PERIOD:
  Investor Shares                            $50
  Select Shares                         +     22
                                        --------
  TOTAL                                      $72

  PRIOR PERIOD:
  Investor Shares                            $62
  Select Shares                         +     46
                                        --------
  TOTAL                                     $108

  Dollar amounts are net of the redemption proceeds.

d Includes distributable net investment income in the amount of $21,478 and $20,044 at the end of the current period and prior period, respectively.

  Percent of fund shares owned by other SchwabFunds(R) as of the end of the current period:

  SCHWAB MARKETTRACK PORTFOLIOS
  All Equity Portfolio                      10.9%
  Growth Portfolio                          10.0%
  Balanced Portfolio                         6.7%
  Conservative Portfolio                     2.4%

  SCHWAB ANNUITY PORTFOLIOS
  Growth Portfolio II                        0.5%


70 See financial notes.

SCHWAB EQUITY INDEX FUNDS

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. Each of these companies is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report by trust.

THE FUNDS OFFER MULTIPLE SHARE CLASSES. For any given fund, shares of each class represent interests in the same portfolio, but each class has different expenses and investment minimums. In addition, one share class, e.Shares, is available only to clients of Schwab Institutional(R), Charles Schwab Trust Company and certain tax-advantaged retirement plans, and can only be traded electronically.

                                              INVESTOR     SELECT
FUND                                           SHARES      SHARES     E.SHARES
--------------------------------------------------------------------------------
S&P 500                                           -           -           -
--------------------------------------------------------------------------------
SCHWAB 1000                                       -           -
--------------------------------------------------------------------------------
SMALL-CAP INDEX                                   -           -
--------------------------------------------------------------------------------
TOTAL STOCK MARKET INDEX                          -           -
--------------------------------------------------------------------------------
INTERNATIONAL INDEX                               -           -
--------------------------------------------------------------------------------

For these funds, shares are bought and sold at net asset value (NAV), which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trusts may issue as many shares as necessary.

THE TRUSTS AND THEIR FUNDS

This list shows the trust containing each fund in this report, along with all other funds included in these trusts. The funds discussed in this report are highlighted.

SCHWAB INVESTMENTS  organized October 26, 1990
   SCHWAB 1000 FUND
   Schwab Short-Term Bond Market Fund
   Schwab Total Bond Market Fund
   Schwab YieldPlus Fund
   Schwab Short/Intermediate Tax-Free Bond Fund
   Schwab Long-Term Tax-Free Bond Fund
   Schwab California Short/Intermediate Tax-Free Bond Fund
   Schwab California Long-Term Tax-Free Bond Fund
   Schwab GNMA Fund

SCHWAB CAPITAL TRUST  organized May 7, 1993
   SCHWAB S&P 500 FUND
   SCHWAB SMALL-CAP INDEX FUND
   SCHWAB TOTAL STOCK MARKET INDEX FUND
   SCHWAB INTERNATIONAL INDEX FUND
   Schwab MarketTrack All Equity Portfolio
   Schwab MarketTrack Growth Portfolio
   Schwab MarketTrack Balanced Portfolio
   Schwab MarketTrack Conservative Portfolio
   Laudus U.S. MarketMasters Fund
   Laudus Balanced MarketMasters Fund
   Laudus Small-Cap MarketMasters Fund
   Laudus International MarketMasters Fund
   Schwab Core Equity Fund
   Schwab Dividend Equity Fund
   Schwab Small-Cap Equity Fund
   Schwab Hedged Equity Fund
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
   Schwab Institutional Select S&P 500 Fund
   Schwab Institutional Select Large-Cap Value Index Fund
   Schwab Institutional Select Small-Cap Value Index Fund

SCHWAB EQUITY INDEX FUNDS

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other fund operations and policies that may affect a fund's financials, as described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS PAY DIVIDENDS from net investment income and make distributions from net capital gains once a year.

THE FUNDS MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE SCHWAB INTERNATIONAL INDEX FUND MAY INVEST IN FORWARD CURRENCY CONTRACTS IN CONNECTION WITH THE PURCHASE AND SALE OF PORTFOLIO SECURITIES TO MINIMIZE THE UNCERTAINTY OF CHANGES IN FUTURE EXCHANGE RATES. "Forwards," as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund's financials. If counter-parties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUNDS MAY LOAN SECURITIES TO CERTAIN BROKERS, DEALERS AND OTHER FINANCIAL INSTITUTIONS WHO PAY THE FUNDS NEGOTIATED FEES. The funds receive cash, letters of credit or U.S. government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter.

THE FUNDS PAY FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through their trusts, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

SCHWAB EQUITY INDEX FUNDS

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. The funds also may let other SchwabFunds(R) buy and sell fund shares, particularly Schwab MarketTrack Portfolios(R), which seek to provide investors with allocated portfolios of Schwab index funds.

The funds may make direct transactions with certain other SchwabFunds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the SchwabFunds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the SchwabFunds.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/ OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trusts were in compliance with these limitations throughout the report period. The trusts did not pay any of these persons for their service as trustees, but they did pay the non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The SchwabFunds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

                                                                        WEIGHTED
                                  AMOUNT                                 AVERAGE
                                OUTSTANDING           AVERAGE           INTEREST
                                AT 10/31/04          BORROWING*           RATE*
FUND                            ($ x 1,000)         ($ x 1,000)            (%)
--------------------------------------------------------------------------------
SCHWAB
S&P 500 FUND                        --                 4,982              1.46
--------------------------------------------------------------------------------
SCHWAB 1000                         --                 1,749              1.93
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP
INDEX FUND                          --                 2,007              1.78
--------------------------------------------------------------------------------
SCHWAB TOTAL STOCK
MARKET INDEX FUND                   --                 5,425              1.40
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL
INDEX FUND                          --                 1,147              2.00
--------------------------------------------------------------------------------

* Based on the number of days for which the borrowing is outstanding.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The net investment income and net realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of wash sale losses and foreign currency transactions.

UNDER THE FUNDS' ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUNDS. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum

SCHWAB EQUITY INDEX FUNDS

exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THE SECURITIES IN THEIR PORTFOLIOS EVERY BUSINESS
DAY. The funds use the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

- SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE or when a significant event has occurred between the time of the security's last close and the time that a fund calculates net asset value: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price.

  Also, the foreign securities held by International Index Fund are fair valued if a movement in the U.S. market exceeds a specific threshold that has been established using the guideline adopted by the fund's Board of Trustees. The fund uses a third party vendor to provide the fair valuation based on certain factors and methodologies including tracking valuation correlations between the U.S. market and each non-U.S. security.

- FUTURES AND FORWARDS: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day's exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNT is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is

SCHWAB EQUITY INDEX FUNDS

based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

FOR FUNDS OFFERING MULTIPLE SHARE CLASSES, all of the realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab S&P 500
Fund Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)

In our opinion, the accompanying statements of assets and liabilities, including the summary of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab 1000 Fund (one of the portfolios constituting Schwab Investments), Schwab S&P 500 Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund (four of the portfolios constituting Schwab Capital Trust) (hereafter collectively referred to as the "Funds") at October 31, 2004, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, CA
December 16, 2004

FUND TRUSTEES

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the SchwabFunds (of which there were 51 as of 10/31/04) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST


                             TRUST POSITION(S);
NAME AND BIRTHDATE           TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2          Chair, Trustee:             Chair, CEO, Director, The Charles Schwab Corp., Charles Schwab &
7/29/37                      Family of Funds, 1989;      Co., Inc.; Chair, Director, Charles Schwab Investment Management,
                             Investments, 1991;          Inc.; Chair, Charles Schwab Holdings (UK); CEO, Director, Charles
                             Capital Trust, 1993;        Schwab Holdings, Inc.; Chair, CEO Schwab (SIS) Holdings, Inc. I,
                             Annuity Portfolios, 1994.   Schwab International Holdings, Inc.; Director, Charles Schwab Bank,
                                                         N.A., U.S. Trust Corp., United States Trust Co. of New York, Siebel
                                                         Systems (software), Xsign, Inc. (electronic payment systems),
                                                         TrustMark, Inc., All Kinds of Minds (education); Trustee, Stanford
                                                         University. Until 5/04: Director, The Gap, Inc. (clothing retailer). Until
                                                         5/03: Co-CEO, The Charles Schwab Corp. Until 3/02: Director,
                                                         Audiobase, Inc. (Internet audio solutions). Until 5/02: Director,
                                                         Vodaphone AirTouch PLC (telecommunications). Until 7/01: Director,
                                                         The Charles Schwab Trust Co.

1 The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to his position with the investment adviser and the distributor, Mr. Schwab also owns stock of The Charles Schwab Corporation.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE           TRUST OFFICERS HELD         MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER              President, CEO              EVP, President, Charles Schwab Investment Management, Inc;
5/4/55                       (all trusts).               Until 7/04: SVP for Development and Distribution, Asset Management
                                                         Products and Services Enterprise; Until 6/03: EVP, CFO, Administrative
                                                         Officer, U.S. Trust Corp.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD              SVP, Chief Investment       SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                       Officer (all trusts).       Management, Inc.; Chief Investment Officer, The Charles Schwab
                                                         Trust Co.
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS               SVP, Chief Investment       Since 9/04: Chief Investment Officer, Fixed Income, Charles Schwab
7/10/59                      Officer (all trusts).       Investment Management, Inc.; Since 6/04: SVP, Charles Schwab
                                                         Investment Management, Inc.; Until 6/04: VP, Charles Schwab
                                                         Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFF MORTIMER                SVP, Chief Investment       Since 5/04: SVP, Chief Investment Officer, Equities, Charles Schwab
9/29/63                      Officer (all trusts).       Investment Management, Inc.; Since 6/04: VP, Chief Investment
                                                         Officer, Laudus Trust; Until 5/04: VP, Charles Schwab
                                                         Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE             Chief Compliance            Since 9/04: SVP, Institutional Compliance and Chief Compliance
11/11/60                     Officer (all trusts).       Officer, Charles Schwab Investment Management, Inc.; Until 9/04:
                                                         VP, Charles Schwab & Co., Charles Schwab Investment Management,
                                                         Inc.; Until 2002: VP of Internal Audit, Charles Schwab & Co.;
                                                         Prior to 2000: PricewaterhouseCoopers.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON               Secretary (all trusts).     SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                                                  Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                         U.S. Securities and Exchange Commission, San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA 1             Treasurer, Principal        Since 11/04: SVP, CFO, Charles Schwab Investment Management,
6/9/64                       Financial Officer           Inc.; Until 11/04: SVP, Financial Reporting, Charles Schwab & Co., Inc.;
                             (all trusts).               Until 12/99: Chief Financial Officer, Commerzbank Capital Markets;
                                                         Until 9/99: Managing Director at the New York Stock Exchange.

1 Elected to his position on the SchwabFunds Board on November 16, 2004.

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE           TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER           2000 (all trusts).          Chair, JDN Corp. Advisory LLC; Trustee, Stanford University, America
8/13/60                                                  First Cos., (venture capital/fund management), Redwood Trust, Inc.
                                                         (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                         (research), PMI Group, Inc. (mortgage insurance), Lucile Packard
                                                         Children's Hospital, Laudus Trust, Laudus Variable Insurance Trust.
                                                         2001: Special Advisor to the President, Stanford University. Until 2002:
                                                         Director, LookSmart, Ltd. (Internet infrastructure). Until 2001: VP,
                                                         Business Affairs, CFO, Stanford University.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD            Family of Funds, 1989;      CEO, Dorward & Associates (corporate management, marketing and
9/23/31                      Investments, 1991;          communications consulting). Until 1999: EVP, Managing Director,
                             Capital Trust, 1993;        Grey Advertising.
                             Annuity Portfolios,1994.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER            2000 (all trusts).          Co-CEO, Aphton Corp. (bio-pharmaceuticals). Trustee, Solectron Corp.
11/22/41                                                 (manufacturing), Airlease Ltd. (aircraft leasing), Mission West
                                                         Properties (commercial real estate), Stratex Corp. (network equipment);
                                                         Public Governor, Laudus Trust, Laudus Variable Insurance Trust;
                                                         Member, executive committee, Pacific Stock & Options Exchange.
                                                         Until 2003: Trustee, Tenera, Inc. (services and software). Until 1998:
                                                         Dean, Haas School of Business, University of California, Berkeley.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES             Family of Funds, 1989;      Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                      Investments, 1991;          services and investment advice).
                             Capital Trust, 1993;
                             Annuity Portfolios,1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH              2000 (all trusts).          Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                                  Trustee, Rorento N.V. (investments -- Netherlands), Cooper Industries
                                                         (electrical products, tools and hardware); Member, audit committee,
                                                         Northern Border Partners, L.P. (energy). Until 2002: Director, Pennzoil-
                                                         Quaker State Co. (oil and gas).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS           Family of Funds, 1989;      Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                      Investments, 1991;          Chair, CEO, North American Trust (real estate investment trust).
                             Capital Trust, 1993;
                             Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY            Family of Funds, 1989;      Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate
8/18/43                      Investments, 1991;          and investments).
                             Capital Trust, 1993;
                             Annuity Portfolios, 1994.

GLOSSARY

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500(R)). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

SchwabFunds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available SchwabFunds.

Whether you're an experienced investor or just starting out, SchwabFunds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any SchwabFund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to SchwabFunds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's web site at www.schwab.com/schwabfunds, the SEC's web site at http://www.sec.gov, or by contacting SchwabFunds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's web site at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWABFUNDS FAMILY(R)

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Focus Funds
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
Schwab(R) Institutional Select(R) Funds
   Schwab(R) Institutional Select(R) S&P 500 Fund
   Schwab(R) Institutional Select(R) Large-Cap Value Index Fund
   Schwab(R) Institutional Select(R) Small-Cap Value Index Fund

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
   Schwab MarketTrack All Equity Portfolio(TM)
   Schwab MarketTrack Growth Portfolio(TM)
   Schwab MarketTrack Balanced Portfolio(TM)
   Schwab MarketTrack Conservative Portfolio(TM)

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Short/Intermediate Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]

INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA  94104

DISTRIBUTOR

Charles Schwab & Co., Inc. (Schwab)

FUNDS

SchwabFunds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2004 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

REG13810-07

ITEM 2: CODE OF ETHICS.

(a) Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c) During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d) During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1) Registrant has filed this code of ethics as an exhibit pursuant to Item 11(a)(1) of Form N-CSR.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

         Registrant's Board of Trustees has determined that William Hasler, Mariann Byerwalter and Donald Stephens, currently serving on its audit committee, are "audit committee financial experts," as such term is defined in Item 3 of Form N-CSR. Each of these members of Registrant's audit committee is "independent" under the standards set forth in Item 3 of Form N-CSR.

         The designation of each of Messrs. Hasler and Stephens and Ms. Byerwalter as an "audit committee financial expert" pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant's audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant's audit committee or Board of Trustees.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Registrant is composed of nine series. One series has a fiscal year-end of October 31, whose annual financial statements are reported in Item 1, and eight series have a fiscal year-end of August 31. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the nine series, based on their respective 2004 and 2003 fiscal years.

(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

         Audit Fees
         ----------

         2004: $216,417    2003: $193,748

(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant's financial statements and are not reported under paragraph (a) above.

         Audit-Related Fees
         ------------------

         For services rendered to Registrant:
         ------------------------------------

         2004: $15,279     2003: $13,700

         Nature of these services:  tax provision review.
         ------------------------

         In each of the last two fiscal years there were no "Audit-Related Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.


(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

         Tax Fees
         --------

         For services rendered to Registrant:
         ------------------------------------

         2004: $26,118     2003: $23,771

         Nature of these services:  preparation and review of tax returns.
         ------------------------

         In each of the last two fiscal years there were no "Tax Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

         All Other Fees
         --------------

         For services rendered to Registrant:
         ------------------------------------

         2004: $4592       2003: $4891

         Nature of these services:  review of the methodology of allocation of
         ------------------------   Charles Schwab & Co., Inc. ("Schwab")
                                    expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

         In each of the last two fiscal years there were no "All Other Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(E)(1) Registrant's audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.


(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant's audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(F)  Not applicable.

(G) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant's principal accountant for services rendered to Registrant, to Registrant's investment adviser, and to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant.

         2004: $209,481    2003: $368,406

Although not required to be included in the amounts disclosed under this paragraph (g) or any other paragraph of this Item 4, below are the aggregate fees billed in each of the last two fiscal years by Registrant's principal accountant for tax compliance services rendered to U.S. Trust, an entity under common control with Registrant's investment adviser that DOES NOT provide services to Registrant.

         2004: $4,402,056  2003: $4,141,356

(H) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS.

SCHWAB INVESTMENTS

SCHWAB 1000 FUND(R)

PORTFOLIO HOLDINGS as of October 31, 2004

The following is the schedule of portfolio holdings at 10/31/04. The schedule should be read in conjunction with the fund's annual report for the fiscal year ended 10/31/04.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 =  Collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

 >  Security is valued at fair value (see Accounting Policies)

 @  This security or a portion of this security is on loan

                                                      COST               VALUE
HOLDINGS BY CATEGORY                               ($X1,000)           ($X1,000)
--------------------------------------------------------------------------------
  99.7% COMMON STOCK                               3,915,127          6,375,544
   0.2% SHORT-TERM
        INVESTMENT                                    13,754             13,754
   0.0% PREFERRED STOCKS                                 376                382
   0.0% U.S. TREASURY
        OBLIGATION                                       299                299
   0.0% WARRANTS                                          --                  9
--------------------------------------------------------------------------------
  99.9% TOTAL INVESTMENTS                          3,929,556          6,389,988
  10.3% COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                           659,658            659,658
(10.2)% OTHER ASSETS AND
        LIABILITIES, NET                                               (654,395)
--------------------------------------------------------------------------------
 100.0% TOTAL NET ASSETS                                              6,395,251

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       COMMON STOCK 99.7% of net assets

       AEROSPACE/DEFENSE  1.7%
       -------------------------------------------------------------------------
       The Boeing Co.    425,182                                          21,217
     @ Crane Co.    31,950                                                   890
     @ General Dynamics Corp.    106,000                                  10,825
       Goodrich Corp.    62,992                                            1,942
     @ L-3 Communications Holdings, Inc.    56,700                         3,738
       Lockheed Martin Corp.    239,684                                   13,204
       Northrop Grumman Corp.    192,094                                   9,941
       Raytheon Co.    239,300                                             8,730
       Rockwell Automation, Inc.    100,100                                4,173
       Rockwell Collins, Inc.    94,900                                    3,366
       Textron, Inc.    72,900                                             4,968
       United Technologies Corp.    268,627                               24,934
                                                                     -----------
                                                                         107,928
       AIR TRANSPORTATION  1.1%
       -------------------------------------------------------------------------
    @o AMR Corp.    85,500                                                   660
       FedEx Corp.    159,960                                             14,576
    @o JetBlue Airways Corp.    54,500                                     1,202
     @ Sabre Holdings Corp., Class A    77,000                             1,656
       Southwest Airlines Co.    422,225                                   6,658
       United Parcel Service, Inc., Class B
       598,100                                                            47,358
                                                                     -----------
                                                                          72,110
       ALCOHOLIC BEVERAGES  0.4%
       -------------------------------------------------------------------------
     @ Adolph Coors Co., Class B    19,500                                 1,301
       Anheuser-Busch Cos., Inc.    425,900                               21,274
       Brown-Forman Corp., Class B    64,956                               2,916
     o Constellation Brands, Inc., Class A
       56,500                                                              2,216
                                                                     -----------
                                                                          27,707
       APPAREL  0.4%
       -------------------------------------------------------------------------
    @o Coach, Inc.    99,628                                               4,646
       Jones Apparel Group, Inc.    67,700                                 2,390
       Liz Claiborne, Inc.    58,600                                       2,396
       Nike, Inc., Class B    140,700                                     11,440
       Reebok International Ltd.    31,600                                 1,169
     o Timberland Co., Class A    18,700                                   1,148
       VF Corp.    57,900                                                  3,117
                                                                     -----------
                                                                          26,306
       AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  1.1%
       -------------------------------------------------------------------------
       American Axle & Manufacturing Holdings, Inc.
       28,100                                                                806
       ArvinMeritor, Inc.    36,800                                          687
       BorgWarner, Inc.    29,400                                          1,364
       Carlisle Cos., Inc.    16,600                                         965
       Cooper Tire & Rubber Co.    39,700                                    773
       Cummins, Inc.    22,600                                             1,584
       Dana Corp.    79,789                                                1,190
     @ Danaher Corp.    164,600                                            9,074
     @ Delphi Corp.    300,600                                             2,528
       Donaldson Co., Inc.    46,600                                       1,384
       Eaton Corp.    81,400                                               5,205

SCHWAB 1000 FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       Ford Motor Co.    923,170                                          12,029
     @ General Motors Corp.    300,534                                    11,586
       Gentex Corp.    41,200                                              1,360
       Genuine Parts Co.    93,275                                         3,721
     @ Harley-Davidson, Inc.    157,600                                    9,073
       Lear Corp.    36,300                                                1,957
    @o Navistar International Corp.    36,800                              1,271
     @ Oshkosh Truck Corp.    18,700                                       1,101
     @ Polaris Industries, Inc.    23,200                                  1,377
     @ Thor Industries, Inc.    30,800                                       857
                                                                     -----------
                                                                          69,892
       BANKS  7.9%
       -------------------------------------------------------------------------
     @ AmSouth Bancorp.    188,275                                         4,969
     @ Associated Banc-Corp.    58,987                                     2,046
       Bancorpsouth, Inc.    41,900                                          997
   (7) Bank of America Corp.    2,158,336                                 96,672
       Bank of Hawaii Corp.    29,950                                      1,430
       The Bank of New York Co., Inc.    400,700                          13,007
       Banknorth Group, Inc.    92,200                                     3,252
     @ BB&T Corp.    292,781                                              12,036
       City National Corp.    26,300                                       1,812
       The Colonial BancGroup, Inc.    66,800                              1,446
     @ Comerica, Inc.    92,374                                            5,682
     @ Commerce Bancorp, Inc. N.J.    40,600                               2,405
       Commerce Bancshares, Inc.    36,690                                 1,801
       Compass Bancshares, Inc.    65,212                                  3,115
       Cullen/Frost Bankers, Inc.    27,900                                1,367
     @ Doral Financial Corp.    57,900                                     2,431
     @ Fifth Third Bancorp    300,630                                     14,788
       First Horizon National Corp.    67,400                              2,917
       First Midwest Bancorp, Inc. Illinois
       24,900                                                                869
       FirstMerit Corp.    45,300                                          1,184
       FNB Corp.    24,740                                                   508
       Fulton Financial Corp.    60,991                                    1,309
       Greater Bay Bancorp    28,100                                         878
       Hibernia Corp., Class A    83,200                                   2,413
       Hudson City Bancorp, Inc.    102,400                                3,742
       Hudson United Bancorp    24,100                                       959
       Huntington Bancshares, Inc.    122,735                              2,939
       JPMorgan Chase & Co.    1,886,776                                  72,830
       KeyCorp, Inc.    219,046                                            7,358
       M&T Bank Corp.    63,201                                            6,510
       Marshall & Ilsley Corp.    118,870                                  4,989
       Mellon Financial Corp.    226,688                                   6,551
       Mercantile Bankshares Corp.    42,775                               2,085
       National City Corp.    354,750                                     13,825
       North Fork Bancorp., Inc.    166,375                                7,337
       Northern Trust Corp.    118,150                                     5,026
       Park National Corp.    7,400                                          961
       Peoples Bank-Bridgeport    49,500                                   1,856
       PNC Financial Services Group, Inc.
       151,530                                                             7,925
       Popular, Inc.    142,400                                            3,662
       Regions Financial Corp.    245,744                                  8,621
       Sky Financial Group, Inc.    49,530                                 1,331
       The South Financial Group, Inc.    31,700                             952
       SouthTrust Corp.    177,974                                         7,754
       State Street Corp.    179,100                                       8,068
       SunTrust Banks, Inc.    190,463                                    13,405
       Synovus Financial Corp.    161,962                                  4,404
       TCF Financial Corp.    76,000                                       2,395
       Trustmark Corp.    31,300                                             987
       U.S. Bancorp    993,453                                            28,423
       UCBH Holdings, Inc.    24,200                                       1,043
       UnionBanCal Corp.    78,100                                         4,745
       Valley National Bancorp    52,918                                   1,501
     @ Wachovia Corp.    692,320                                          34,069
       Wells Fargo & Co.    895,032                                       53,451
       Westamerica Bancorp.    17,600                                      1,006
       WestCorp., Inc.    27,300                                           1,090
       Whitney Holding Corp.    21,700                                       946
       Wilmington Trust Corp.    35,300                                    1,220
       Zions Bancorp.    48,300                                            3,196
                                                                     -----------
                                                                         506,496
       BUSINESS MACHINES & Software  8.4%
       -------------------------------------------------------------------------
     o 3Com Corp.    200,150                                                 829
     @ Adobe Systems, Inc.    125,500                                      7,032
     o Apple Computer, Inc.    198,800                                    10,443
     o Ascential Software Corp.    31,900                                    449
       Autodesk, Inc.    59,900                                            3,160
     o Avocent Corp.    25,200                                               897
     o BEA Systems, Inc.    217,600                                        1,767
     o BMC Software, Inc.    121,300                                       2,295
     o Cisco Systems, Inc.    3,607,000                                   69,290
     o Compuware Corp.    206,100                                          1,193
     o Comverse Technology, Inc.    103,500                                2,136
     o Dell, Inc.    1,336,000                                            46,840
     @ Diebold, Inc.    39,018                                             1,867
     o EMC Corp.    1,294,000                                             16,654
       Fair Isaac Corp.    38,925                                          1,176
     o Foundry Networks, Inc.    70,000                                      849
     o Gateway, Inc.    201,400                                            1,178
       Hewlett-Packard Co.    1,629,340                                   30,403
       IKON Office Solutions, Inc.    78,600                                 825
     o Integrated Device Technology, Inc.
       56,300                                                                665
  (10) International Business Machines Corp.
       912,900                                                            81,933

SCHWAB 1000 FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     o Juniper Networks, Inc.    278,700                                   7,416
    @o Lexmark International, Inc., Class A
       69,000                                                              5,735
     o Maxtor Corp.    131,700                                               390
     @ Microchip Technology, Inc.    111,200                               3,364
  =(3) Microsoft Corp.    5,769,100                                      161,477
     o NCR Corp.    50,751                                                 2,860
     o Network Appliance, Inc.    185,000                                  4,527
     o Novell, Inc.    200,400                                             1,441
     o Oracle Corp.    2,770,014                                          35,068
    @o Peregrine Systems, Inc.    2,104                                       38
       Pitney Bowes, Inc.    123,300                                       5,394
    @o Sandisk Corp.    85,000                                             1,774
    >o Seagate Escrow Security    126,560                                     36
     o Siebel Systems, Inc.    266,100                                     2,528
     o Storage Technology Corp.    59,400                                  1,605
     o Sun Microsystems, Inc.    1,757,600                                 7,962
     o Sybase, Inc.    51,900                                                822
     o Tech Data Corp.    30,400                                           1,228
     o The Titan Corp.    43,700                                             649
       Total System Services, Inc.    105,500                              2,490
     o Unisys Corp.    175,750                                             1,866
    @o Xerox Corp.    445,250                                              6,576
                                                                     -----------
                                                                         537,127
       BUSINESS SERVICES  4.6%
       -------------------------------------------------------------------------
     o Adesa, Inc.    7,800                                                  157
    @o Affiliated Computer Services, Inc., Class A
       69,700                                                              3,802
    @o Allied Waste Industries, Inc.    171,865                            1,402
    @o Apollo Group, Inc., Class A    102,950                              6,795
       Aramark Corp., Class B    99,100                                    2,235
       Automatic Data Processing, Inc.    316,800                         13,746
     o BearingPoint, Inc.    104,400                                         908
     o The BISYS Group, Inc.    63,500                                       927
     o Brocade Communications Systems, Inc.
       138,200                                                               938
    @o Career Education Corp.    53,700                                    1,685
     @ CDW Corp.    44,600                                                 2,767
       Cendant Corp.    545,448                                           11,231
     o Ceridian Corp.    80,200                                            1,383
       Certegy, Inc.    34,800                                             1,230
     o Checkfree Corp.    48,300                                           1,497
     o ChoicePoint, Inc.    46,966                                         1,955
     @ Cintas Corp.    91,700                                              3,956
     o Citrix Systems, Inc.    88,000                                      2,123
     o Cognizant Technology Solutions Corp.,
       Class A 70,200                                                      2,387
     @ Computer Associates International, Inc.
       312,579                                                             8,662
    @o Computer Sciences Corp.    100,496                                  4,992
     o Convergys Corp.    76,800                                             999
     o Copart, Inc.    47,700                                                886
     o Corinthian Colleges, Inc.    47,400                                   681
     @ Corporate Executive Board Co.    20,000                             1,273
       Deluxe Corp.    27,100                                              1,032
    @o DeVry, Inc.    37,600                                                 549
    @o DST Systems, Inc.    44,800                                         2,009
     o Dun & Bradstreet Corp.    39,100                                    2,211
     o Earthlink, Inc.    85,700                                             885
     o eBay, Inc.    349,500                                              34,115
     o Education Management Corp.    38,900                                1,043
       Electronic Data Systems Corp.    257,600                            5,479
     @ Equifax, Inc.    74,700                                             1,953
       First Data Corp.    454,543                                        18,764
     o Fiserv, Inc.    103,889                                             3,692
       Friedman Billings Ramsey Group, Inc., Class A
       75,500                                                              1,294
     o Gartner, Inc., Class A    62,500                                      744
     @ Global Payments, Inc.    20,000                                     1,095
     @ GTECH Holdings Corp.    63,400                                      1,501
       H&R Block, Inc.    93,600                                           4,451
    @o IAC/InterActiveCorp    372,727                                      8,058
    @o ICOS Corp.    33,800                                                  761
       IMS Health, Inc.    128,500                                         2,722
    @o Interpublic Group of Cos., Inc.    222,350                          2,726
     o Intuit, Inc.    100,300                                             4,550
    @o Invitrogen Corp.    27,500                                          1,592
    @o Iron Mountain, Inc.    68,550                                       2,266
     o ITT Educational Services, Inc.    24,300                              924
       Jack Henry & Associates, Inc.    47,900                               893
     o Jacobs Engineering Group, Inc.    29,800                            1,214
    @o Lamar Advertising Co., Class A    55,100                            2,282
       Manpower, Inc.    46,600                                            2,109
     o McAfee, Inc.    86,600                                              2,096
    @o Mercury Interactive Corp.    48,200                                 2,093
    @o Monster Worldwide, Inc.    60,500                                   1,697
       National Instruments Corp.    41,700                                1,148
     @ Omnicom Group, Inc.    101,900                                      8,040
       Paychex, Inc.    202,342                                            6,636
     o PeopleSoft, Inc.    198,106                                         4,115
     o Perot Systems Corp., Class A    59,700                                957
    @o Pixar, Inc.    29,600                                               2,380
     o Polycom, Inc.    53,300                                             1,101
     o Red Hat, Inc.    94,600                                             1,215
       Republic Services, Inc.    84,900                                   2,615
       The Reynolds & Reynolds Co., Class A
       36,000                                                                886
       Robert Half International, Inc.    91,800                           2,435
       The ServiceMaster Co.    158,400                                    2,034
    @o Sirius Satellite Radio, Inc.    661,600                             2,580
     o Stericycle, Inc.    22,600                                          1,024

SCHWAB 1000 FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     o SunGard Data Systems, Inc.    154,200                               4,085
    @o Symantec Corp.    167,200                                           9,520
     o Synopsys, Inc.    83,400                                            1,354
     o VeriSign, Inc.    129,635                                           3,478
     o Veritas Software Corp.    228,279                                   4,995
       Viad Corp.    11,825                                                  255
       Waste Management, Inc.    310,375                                   8,839
     o WebMD Corp.    164,700                                              1,245
     o Yahoo! Inc.    721,912                                             26,126
                                                                     -----------
                                                                         292,480
       CHEMICALS  1.5%
       -------------------------------------------------------------------------
       Air Products & Chemicals, Inc.    121,900                           6,483
       Airgas, Inc.    39,700                                                977
     o Bio-Rad Laboratories, Inc., Class A
       13,600                                                                707
       Cabot Corp.    33,200                                               1,131
    @o Celgene Corp.    87,000                                             2,577
       Cytec Industries, Inc.    21,000                                      977
       Dow Chemical Co.    494,752                                        22,234
       E.I. du Pont de Nemours & Co.    534,389                           22,909
       Eastman Chemical Co.    41,425                                      1,966
     @ Ecolab, Inc.    138,300                                             4,681
       Lubrizol Corp.    27,700                                              962
       Lyondell Chemical Co.    94,900                                     2,181
       Monsanto Co.    140,548                                             6,008
       PPG Industries, Inc.    91,100                                      5,808
     @ Praxair, Inc.    174,400                                            7,360
       Rohm & Haas Co.    119,414                                          5,062
       RPM International, Inc.    62,100                                   1,095
       Sigma-Aldrich Corp.    37,100                                       2,064
       Valspar Corp.    27,100                                             1,265
                                                                     -----------
                                                                          96,447
       CONSTRUCTION  0.8%
       -------------------------------------------------------------------------
       Centex Corp.    66,600                                              3,459
     @ D.R. Horton, Inc.    126,433                                        3,793
       Florida Rock Industries, Inc.    23,100                             1,193
     @ Fluor Corp.    44,100                                               2,048
     o Hovnanian Enterprises, Inc., Class A
       32,400                                                              1,216
       KB Home    24,900                                                   2,048
       Lafarge North America, Inc.    37,000                               1,813
       Lennar Corp., Class A    84,400                                     3,796
       Martin Marietta Materials, Inc.    26,200                           1,193
       Masco Corp.    234,300                                              8,027
       MDC Holdings, Inc.    17,369                                        1,333
     o NVR, Inc.    3,500                                                  2,195
       Pulte Homes, Inc.    66,500                                         3,650
       The Ryland Group, Inc.    13,300                                    1,269
       The Sherwin-Williams Co.    76,400                                  3,264
       Standard-Pacific Corp.    17,700                                      994
       The Stanley Works    43,400                                         1,932
    @o Toll Brothers, Inc.    39,200                                       1,817
       Vulcan Materials Co.    54,600                                      2,718
     o West Corp.    36,100                                                1,015
                                                                     -----------
                                                                          48,773
       CONSUMER DURABLES  0.3%
       -------------------------------------------------------------------------
       Black & Decker Corp.    41,650                                      3,344
       Ethan Allen Interiors, Inc.    20,000                                 762
       Furniture Brands International, Inc.
       30,000                                                                654
       Hillenbrand Industries, Inc.    33,100                              1,648
       Leggett & Platt, Inc.    103,000                                    2,897
     @ Maytag Corp.    42,050                                                732
    @o Mohawk Industries, Inc.    35,639                                   3,032
     @ Newell Rubbermaid, Inc.    147,209                                  3,174
     o United Rentals, Inc.    41,400                                        639
       Whirlpool Corp.    37,400                                           2,197
                                                                     -----------
                                                                          19,079
       CONTAINERS  0.2%
       -------------------------------------------------------------------------
       Ball Corp.    60,400                                                2,407
       Bemis Co.    56,800                                                 1,503
     o Crown Holdings, Inc.    88,600                                      1,006
     o Owens-Illinois, Inc.    79,300                                      1,469
     o Pactiv Corp.    84,350                                              1,998
     o Sealed Air Corp.    45,499                                          2,254
       Sonoco Products Co.    52,141                                       1,390
                                                                     -----------
                                                                          12,027
       ELECTRONICS  5.0%
       -------------------------------------------------------------------------
     @ Acxiom Corp.    45,600                                              1,140
    @o ADC Telecommunications, Inc.    431,800                               954
     o Adelphia Communications, Class A
       75,707                                                                 22
     o Advanced Fibre Communications, Inc.
       46,700                                                                729
    @o Advanced Micro Devices, Inc.    186,900                             3,144
    @o Agere Systems, Inc., Class A    895,900                             1,084
    @o Agilent Technologies, Inc.    257,000                               6,440
     o Alliant Techsystems, Inc.    20,700                                 1,190
    @o Altera Corp.    203,100                                             4,616
       American Power Conversion Corp.
       106,600                                                             2,055
    @o Amkor Technology, Inc.    93,300                                      465
     o Amphenol Corp., Class A    46,800                                   1,607
       Analog Devices, Inc.    199,000                                     8,012
    @o Andrew Corp.    82,400                                              1,152
     o Applied Materials, Inc.    898,900                                 14,472
     o Applied Micro Circuits Corp.    164,700                               600
     o Arrow Electronics, Inc.    60,500                                   1,450

SCHWAB 1000 FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     o Atmel Corp.    252,900                                                804
     o Avid Technology, Inc.    16,500                                       874
     o Avnet, Inc.    64,300                                               1,091
       AVX Corp.    93,200                                                 1,118
    @o Broadcom Corp., Class A    164,400                                  4,447
    @o Cadence Design Systems, Inc.    141,050                             1,755
     o CIENA Corp.    254,200                                                628
     o Cymer, Inc.    19,300                                                 550
     o Cypress Semiconductor Corp.    64,600                                 680
     o Emulex Corp.    44,500                                                468
     o Energizer Holdings, Inc.    45,300                                  2,103
     o Fairchild Semiconductor International, Inc.,
       Class A    63,200                                                     908
    @o Getty Images, Inc.    30,300                                        1,792
       Harman International Industries, Inc.    35,200                     4,230
     @ Harris Corp.    35,800                                              2,203
     o Integrated Circuit Systems, Inc.    38,600                            870
     @ Intel Corp.    3,413,800                                           75,991
     o Interactive Data Corp.    49,800                                      983
     o International Rectifier Corp.    34,400                             1,367
     @ Intersil Corp., Class A    74,600                                   1,217
       ITT Industries, Inc.    49,400                                      4,008
     o Jabil Circuit, Inc.    107,100                                      2,604
     o JDS Uniphase Corp.    769,755                                       2,440
    @o KLA-Tencor Corp.    104,400                                         4,753
     o Lam Research Corp.    69,900                                        1,820
       Linear Technology Corp.    164,900                                  6,246
     o LSI Logic Corp.    203,400                                            925
     o Lucent Technologies, Inc.    2,265,519                              8,043
       Maxim Integrated Products, Inc.    172,029                          7,568
    @o Micron Technology, Inc.    327,600                                  3,990
     o MKS Instruments, Inc.    27,800                                       440
       Molex, Inc.    102,121                                              3,020
       Motorola, Inc.    1,246,886                                        21,521
     o National Semiconductor Corp.    193,400                             3,230
     o Novellus Systems, Inc.    81,800                                    2,119
     o Nvidia Corp.    86,900                                              1,257
    @o Omnivision Technologies, Inc.    29,200                               464
       PerkinElmer, Inc.    68,100                                         1,399
     o QLogic Corp.    49,700                                              1,615
       Qualcomm, Inc.    862,200                                          36,049
    @o Rambus, Inc.    52,600                                                904
     o RF Micro Devices, Inc.    99,500                                      648
     o Sanmina -- SCI Corp.    277,452                                     2,220
       Scientific-Atlanta, Inc.    81,400                                  2,230
     o Semtech Corp.    39,600                                               827
     o Silicon Laboratories, Inc.    26,700                                  800
     o Solectron Corp.    514,500                                          2,686
       Symbol Technologies, Inc.    123,770                                1,818
       Tektronix, Inc.    45,400                                           1,377
     o Tellabs, Inc.    223,900                                            1,791
     o Teradyne, Inc.    102,600                                           1,699
     @ Texas Instruments, Inc.    923,455                                 22,579
     o Thermo Electron Corp.    87,384                                     2,534
     o Varian Semiconductor Equipment
       Associates, Inc.    19,200                                            665
    @o Vishay Intertechnology, Inc.    86,150                              1,114
     o Waters Corp.    65,100                                              2,688
     o Western Digital Corp.    110,500                                      920
    @o Western Wireless Corp., Class A    45,400                           1,323
       Xilinx, Inc.    185,600                                             5,679
     o Zebra Technologies Corp., Class A
       38,025                                                              2,015
                                                                     -----------
                                                                         323,239
       ENERGY: RAW MATERIALS  1.7%
       -------------------------------------------------------------------------
       Anadarko Petroleum Corp.    134,680                                 9,084
     @ Apache Corp.    173,820                                             8,813
       Arch Coal, Inc.    28,300                                             920
       Baker Hughes, Inc.    177,820                                       7,616
    @o BJ Services Co.    85,000                                           4,335
       Burlington Resources, Inc.    212,634                               8,824
     o Cooper Cameron Corp.    28,900                                      1,397
       Devon Energy Corp.    126,516                                       9,358
       ENSCO International, Inc.    80,300                                 2,453
       EOG Resources, Inc.    61,800                                       4,114
     o FMC Technologies, Inc.    35,600                                    1,076
     o Forest Oil Corp.    28,700                                            875
     o Grant Prideco, Inc.    65,200                                       1,341
       Halliburton Co.    236,960                                          8,777
       Massey Energy Co.    40,500                                         1,091
     o Noble Corp.    71,800                                               3,280
       Noble Energy, Inc.    30,500                                        1,769
       Occidental Petroleum Corp.    208,200                              11,624
       Peabody Energy Corp.    33,100                                      2,111
     o Reliant Energy, Inc.    158,100                                     1,625
    @o Rowan Cos., Inc.    56,000                                          1,430
    @o Smith International, Inc.    53,800                                 3,125
       Tidewater, Inc.    32,500                                           1,005
       Valero Energy Corp.    136,976                                      5,886
     o Weatherford International Ltd.    69,900                            3,653
       Western Gas Resources, Inc.    35,800                               1,049
                                                                     -----------
                                                                         106,631
       FOOD & AGRICULTURE  3.4%
       -------------------------------------------------------------------------
     o 7-Eleven, Inc.    59,900                                            1,262
       Archer-Daniels-Midland Co.    346,836                               6,718
     @ Campbell Soup Co.    220,200                                        5,910
       The Coca-Cola Co.    1,299,300                                     52,830
       Coca-Cola Enterprises, Inc.    243,700                              5,096
       ConAgra Foods, Inc.    284,359                                      7,507
    @o Dean Foods Co.    83,750                                            2,500
     o Del Monte Foods Co.    111,695                                      1,193
       General Mills, Inc.    202,250                                      8,950
       H.J. Heinz Co.    188,700                                           6,859

SCHWAB 1000 FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       Hershey Foods Corp.    139,400                                      7,066
       Hormel Foods Corp.    74,400                                        2,091
     @ The J.M. Smuckers Co.    26,800                                     1,193
       Kellogg Co.    209,200                                              8,996
     @ Kraft Foods, Inc., Class A    250,100                               8,331
       McCormick & Co., Inc.    74,500                                     2,640
       The Pepsi Bottling Group, Inc.    137,500                           3,855
       PepsiAmericas, Inc.    77,500                                       1,569
       PepsiCo, Inc.    898,860                                           44,565
     o Performance Food Group Co.    24,600                                  572
     @ Sara Lee Corp.    421,600                                           9,815
    @o The Scotts Co., Class A    17,200                                   1,105
    @o Smithfield Foods, Inc.    59,400                                    1,439
     @ Supervalu, Inc.    72,000                                           2,123
       Sysco Corp.    341,400                                             11,017
       Tootsie Roll Industries, Inc.    28,561                               866
       Tyson Foods, Inc., Class A    188,082                               2,727
       Wm. Wrigley Jr. Co.    120,500                                      7,881
                                                                     -----------
                                                                         216,676
       GOLD  0.2%
       -------------------------------------------------------------------------
       Newmont Mining Corp.    215,238                                    10,228

       HEALTHCARE / DRUGS & MEDICINE  11.8%
       -------------------------------------------------------------------------
       Abbott Laboratories    827,500                                     35,276
    @o Accredo Health, Inc.    25,700                                        592
     @ Allergan, Inc.    70,100                                            5,016
     @ AmerisourceBergen Corp.    59,995                                   3,302
    @o Amgen, Inc.    670,140                                             38,064
     o Amylin Pharmaceuticals, Inc.    50,200                              1,069
     o Andrx Corp.    38,700                                                 837
    @o Anthem, Inc.    74,100                                              5,958
       Applied Biosystems Group--Applera Corp.
       111,600                                                             2,129
     o Barr Pharmaceuticals, Inc.    54,225                                2,042
       Bausch & Lomb, Inc.    28,200                                       1,719
       Baxter International, Inc.    329,300                              10,129
     @ Beckman Coulter, Inc.    33,000                                     1,964
       Becton Dickinson & Co.    136,300                                   7,156
    @o Biogen Idec, Inc.    181,660                                       10,565
       Biomet, Inc.    137,100                                             6,400
    @o Boston Scientific Corp.    446,884                                 15,775
       Bristol-Myers Squibb Co.    1,029,300                              24,117
       C.R. Bard, Inc.    55,600                                           3,158
       Cardinal Health, Inc.    229,856                                   10,746
    @o Caremark Rx, Inc.    245,856                                        7,368
    @o Cephalon, Inc.    29,900                                            1,425
    @o Charles River Laboratories International,
       Inc. 24,600                                                         1,151
     o Chiron Corp.    100,612                                             3,262
     o Community Health Systems, Inc.    52,900                            1,419
       Cooper Cos., Inc.    16,900                                         1,189
     o Covance, Inc.    33,300                                             1,323
     o Coventry Health Care, Inc.    48,300                                1,975
     o Cytyc Corp.    58,900                                               1,537
     o Dade Behring Holdings, Inc.    21,900                               1,233
     o DaVita, Inc.    51,150                                              1,515
       Dentsply International, Inc.    42,550                              2,213
    @o Edwards Lifesciences Corp.    31,700                                1,084
       Eli Lilly & Co.    601,568                                         33,032
     o Endo Pharmaceutical Holdings, Inc.
       70,700                                                              1,541
    @o Express Scripts, Inc.    42,100                                     2,694
     o First Health Group Corp.    50,700                                    807
     o Forest Laboratories, Inc.    196,100                                8,746
    @o Gen-Probe, Inc.    25,800                                             904
    @o Genzyme Corp.    120,200                                            6,307
     o Gilead Sciences, Inc.    228,200                                    7,903
       Guidant Corp.    166,772                                           11,110
     @ HCA, Inc.    248,272                                                9,119
     @ Health Management Associates, Inc., Class A
       128,728                                                             2,660
    @o Health Net, Inc.    60,900                                          1,477
     o Henry Schein, Inc.    23,400                                        1,480
     o Hospira, Inc.    83,260                                             2,657
     o Human Genome Sciences, Inc.    69,400                                 714
     o Humana, Inc.    86,500                                              1,657
     o Idexx Laboratories, Inc.    18,700                                    932
    @o ImClone Systems, Inc.    40,300                                     1,765
       Inamed Corp.    18,800                                                999
    @o IVAX Corp.    131,656                                               2,383
   (8) Johnson & Johnson    1,574,920                                     91,944
    @o King Pharmaceuticals, Inc.    129,266                               1,410
     o Laboratory Corp. of America Holdings
       76,700                                                              3,513
     o Lincare Holdings, Inc.    52,700                                    1,937
       Manor Care, Inc.    47,800                                          1,565
    @o Martek Biosciences Corp.    14,800                                    696
       McKesson Corp.    156,228                                           4,165
    @o Medco Health Solutions, Inc.    144,922                             4,914
     @ Medicis Pharmaceutical Corp., Class A
       29,400                                                              1,196
     o Medimmune, Inc.    132,750                                          3,773
       Medtronic, Inc.    641,000                                         32,762
       Merck & Co., Inc.    1,176,008                                     36,821
     o Millennium Pharmaceuticals, Inc.
       161,620                                                             2,098
     @ Mylan Laboratories, Inc.    144,312                                 2,485
     o NBTY, Inc.    35,700                                                  983
     o Neurocrine Biosciences, Inc.    19,000                                884
       Omnicare, Inc.    55,000                                            1,517
    @o Pacificare Health Systems, Inc.    45,000                           1,603
     o Par Pharmaceutical Cos., Inc.    18,300                               722
    @o Patterson Cos., Inc.    73,400                                      2,753
   (6) Pfizer, Inc.    4,009,712                                         116,081

SCHWAB 1000 FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
     o Pharmaceutical Product Development, Inc.
       30,100                                                              1,271
     o Protein Design Labs, Inc.    50,300                                   963
       Quest Diagnostics    55,700                                         4,876
     o Renal Care Group, Inc.    35,650                                    1,125
     o Respironics, Inc.    18,800                                           961
       Schering-Plough Corp.    785,100                                   14,218
       Select Medical Corp.    52,000                                        894
     o Sepracor, Inc.    45,600                                            2,094
     o St. Jude Medical, Inc.    92,500                                    7,083
     o Steris Corp.    37,300                                                773
       Stryker Corp.    214,000                                            9,221
     o Techne Corp.    22,100                                                796
     o Tenet Healthcare Corp.    249,409                                   2,674
     o Triad Hospitals, Inc.    40,500                                     1,338
       UnitedHealth Group, Inc.    355,181                                25,715
       Universal Health Services, Class B
       29,200                                                              1,214
       Valeant Pharmaceuticals International
       44,600                                                              1,070
     o Varian Medical Systems, Inc.    72,800                              2,923
     o Watson Pharmaceuticals, Inc.    58,000                              1,626
     o WellPoint Health Networks, Inc.    81,950                           8,003
       Wyeth    712,200                                                   28,239
     o Zimmer Holdings, Inc.    129,700                                   10,063
                                                                     -----------
                                                                         752,557
       HOUSEHOLD PRODUCTS  2.0%
       -------------------------------------------------------------------------
       Alberto-Culver Co., Class B    47,250                               2,120
     @ Avon Products, Inc.    252,800                                      9,998
       Church & Dwight Co., Inc.    32,550                                   886
       Clorox Co.    113,300                                               6,186
       Colgate-Palmolive Co.    283,800                                   12,663
       The Estee Lauder Cos., Inc., Class A
       65,200                                                              2,800
       The Gillette Co.    535,910                                        22,230
       International Flavors & Fragrances, Inc.
       50,200                                                              1,960
     = Procter & Gamble Co.    1,364,000                                  69,810
                                                                     -----------
                                                                         128,653
       INSURANCE  4.5%
       -------------------------------------------------------------------------
       Aetna, Inc.    81,765                                               7,768
       AFLAC, Inc.    271,100                                              9,727
     o Alleghany Corp.    4,020                                            1,161
     o Allmerica Financial Corp.    28,500                                   858
       The Allstate Corp.    362,448                                      17,430
       AMBAC Financial Group, Inc.    57,400                               4,481
       American Financial Group, Inc.    39,200                            1,160
   (9) American International Group, Inc.
       1,382,471                                                          83,930
       American National Insurance Co.    14,300                           1,503
     @ AON Corp.    168,312                                                3,435
       Arthur J. Gallagher & Co.    48,400                                 1,360
     @ Brown & Brown, Inc.    36,900                                       1,541
       Chubb Corp.    100,700                                              7,263
     @ CIGNA Corp.    75,300                                               4,779
       Cincinnati Financial Corp.    85,519                                3,570
     o CNA Financial Corp.    135,900                                      3,248
       Erie Indemnity Co., Class A    34,300                               1,719
       Fidelity National Financial, Inc.    87,584                         3,305
       First American Corp.    42,000                                      1,310
       Hartford Financial Services Group, Inc.
       156,700                                                             9,164
       HCC Insurance Holdings, Inc.    34,300                              1,019
       Jefferson-Pilot Corp.    75,587                                     3,650
       Lincoln National Corp.    95,400                                    4,179
       Loews Corp.    99,400                                               5,954
     o Markel Corp.    5,300                                               1,685
       Marsh & McLennan Cos., Inc.    279,600                              7,734
       MBIA, Inc.    77,300                                                4,473
       Mercury General Corp.    29,100                                     1,497
       Metlife, Inc.    388,900                                           14,914
     @ MGIC Investment Corp.    52,900                                     3,402
       Nationwide Financial Services, Inc.,
       Class A 30,200                                                      1,045
     @ Odyssey Re Holdings Corp.    34,900                                   763
       Old Republic International Corp.    97,162                          2,269
       The PMI Group, Inc.    47,800                                       1,856
       Principal Financial Group, Inc.    170,200                          6,427
       The Progressive Corp.    106,800                                    9,991
       Protective Life Corp.    36,900                                     1,450
       Prudential Financial, Inc.    269,800                              12,538
       Radian Group, Inc.    50,300                                        2,411
       Reinsurance Group of America, Inc.
       32,500                                                              1,400
       Safeco Corp.    74,300                                              3,436
       The St. Paul Travelors Cos., Inc.
       356,522                                                            12,107
       Stancorp Financial Group, Inc.    15,700                            1,183
       Torchmark Corp.    60,700                                           3,279
       Transatlantic Holdings, Inc.    35,125                              2,046
       Unitrin, Inc.    36,200                                             1,563
     @ UnumProvident Corp.    158,871                                      2,170
     @ W.R. Berkley Corp.    44,750                                        1,913
                                                                     -----------
                                                                         285,066
       MEDIA  4.0%
       -------------------------------------------------------------------------
    @o American Tower Corp., Class A    113,800                            1,956
       Belo Corp., Class A    61,400                                       1,427
    @o Cablevision Systems Corp., NY Group,
       Class A    163,900                                                  3,373
       Clear Channel Communications, Inc.
       313,029                                                            10,455
     o Comcast Corp., Class A    1,192,880                                35,190

SCHWAB 1000 FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
     o Cox Communications, Inc., Class A
       316,986                                                            10,917
    @o The DIRECTV Group, Inc.    739,183                                 12,396
       Dow Jones & Co., Inc.    43,850                                     1,940
     @ The E.W. Scripps Co., Class A    86,750                             4,140
     o EchoStar Communications Corp., Class A
       110,900                                                             3,507
     o Emmis Communications Corp., Class A
       29,400                                                                550
     o Entercom Communications Corp.    27,500                               913
     o Fox Entertainment Group, Inc., Class A
       230,000                                                             6,822
       Gannett Co., Inc.    145,500                                       12,069
       Harte-Hanks, Inc.    46,900                                         1,207
       John Wiley & Sons, Class A    33,100                                1,074
       Knight-Ridder, Inc.    42,800                                       2,933
       Lee Enterprises, Inc.    24,000                                     1,112
       McClatchy Co., Class A    24,700                                    1,717
     @ The McGraw-Hill Cos., Inc.    100,750                               8,690
       Media General, Inc., Class A    12,700                                740
       Meredith Corp.    27,000                                            1,323
       Metro-Goldwyn-Mayer, Inc.    132,655                                1,568
       New York Times Co., Class A    79,826                               3,197
       R.R. Donnelley & Sons Co.    109,400                                3,441
     o Radio One, Inc., Class A    56,200                                    823
     o Time Warner, Inc.    2,338,630                                     38,915
       Tribune Co.    163,300                                              7,055
     o Univision Communications, Inc., Class A
       172,910                                                             5,353
     o Valassis Communications, Inc.    28,000                               963
     @ Viacom, Inc., Class B    927,579                                   33,847
     @ The Walt Disney Co.    1,097,021                                   27,667
       Washington Post, Class B    5,200                                   4,758
     o Westwood One, Inc.    53,600                                        1,237
     o XM Satellite Radio Holdings, Inc., Class A
       108,500                                                             3,507
                                                                     -----------
                                                                         256,782
       MISCELLANEOUS  0.5%
       -------------------------------------------------------------------------
     @ 3M Co.    416,900                                                  32,339

       MISCELLANEOUS FINANCE  8.3%
       -------------------------------------------------------------------------
     @ A.G. Edwards, Inc.    42,143                                        1,528
    @o Affiliated Managers Group, Inc.    15,250                             852
     @ Allied Capital Corp.    68,500                                      1,821
     @ American Capital Strategies Ltd.    34,700                          1,074
     @ American Express Co.    672,700                                    35,700
     o AmeriCredit Corp.    84,000                                         1,630
    @o Ameritrade Holding Corp.    226,600                                 2,950
     @ Astoria Financial Corp.    42,500                                   1,661
       The Bear Stearns Cos., Inc.    55,771                               5,284
     o Berkshire Hathaway, Inc., Class A    617                           51,982
     o BOK Financial Corp.    31,606                                       1,438
     @ Capital One Financial Corp.    125,850                              9,283
     / The Charles Schwab Corp.    730,497                                 6,684
       Chicago Mercantile Exchange    17,700                               3,110
   (5) CIT Group, Inc.    114,500                                          4,626
       Citigroup, Inc.    2,744,001                                      121,751
       Countrywide Financial Corp.    296,238                              9,459
     o E*TRADE Financial Corp.    196,400                                  2,534
       Eaton Vance Corp.    36,900                                         1,610
     @ Fannie Mae    517,800                                              36,324
       Federated Investors, Inc., Class B
       58,250                                                              1,689
       Franklin Resources, Inc.    133,900                                 8,117
       Freddie Mac    367,600                                             24,482
       Golden West Financial Corp.    81,400                               9,517
       Goldman Sachs Group, Inc.    257,800                               25,362
       Independence Community Bank Corp.
       44,000                                                              1,656
       IndyMac Bancorp, Inc.    29,900                                       965
       International Bancshares Corp.    26,000                              962
     @ Investors Financial Services Corp.
       35,100                                                              1,351
       Janus Capital Group, Inc.    129,200                                1,970
       Jefferies Group, Inc.    29,200                                     1,172
     o Knight Trading Group, Inc., Class A
       61,500                                                                639
     @ Legg Mason, Inc.    53,400                                          3,402
       Lehman Brothers Holdings, Inc.    144,570                          11,876
       Leucadia National Corp.    37,300                                   2,206
       MBNA Corp.    681,180                                              17,459
       Merrill Lynch & Co., Inc.    497,400                               26,830
       MoneyGram International, Inc.    13,900                               259
       Moody's Corp.    79,900                                             6,217
       Morgan Stanley    586,010                                          29,939
       New York Community Bancorp, Inc.
       140,882                                                             2,587
       Nuveen Investments, Inc., Class A
       49,800                                                              1,574
     o Providian Financial Corp.    155,700                                2,421
       Raymond James Financial, Inc.    39,150                             1,022
       SEI Investments Co.    56,500                                       2,033
       SLM Corp.    234,750                                               10,625
       Sovereign Bancorp, Inc.    179,758                                  3,892
       Student Loan Corp.    10,800                                        1,582
       T. Rowe Price Group, Inc.    66,700                                 3,720
       Waddell & Reed Financial, Inc., Class A
       44,200                                                                929
       Washington Federal, Inc.    41,229                                  1,052
       Washington Mutual, Inc.    462,810                                 17,915
       Webster Financial Corp.    28,400                                   1,357
       Wesco Financial Corp.    3,900                                      1,338
                                                                     -----------
                                                                         529,418

SCHWAB 1000 FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       NON-DURABLES & Entertainment  1.3%
       -------------------------------------------------------------------------
     o Activision, Inc.    71,400                                          1,034
       Applebee's International, Inc.    44,175                            1,010
    @o Brinker International, Inc.    51,800                               1,673
       CBRL Group, Inc.    26,600                                            964
    @o The Cheesecake Factory    27,650                                    1,200
       Darden Restaurants, Inc.    88,450                                  2,167
     o Electronic Arts, Inc.    159,700                                    7,174
     @ Fortune Brands, Inc.    78,200                                      5,694
       Hasbro, Inc.    93,687                                              1,657
       International Game Technology    187,700                            6,202
       International Speedway Corp., Class A
       28,500                                                              1,341
     o Krispy Kreme Doughnuts, Inc.    32,300                                342
       Lancaster Colony Corp.    19,200                                      825
    @o Marvel Enterprises, Inc.    58,050                                    894
       Mattel, Inc.    225,520                                             3,949
       McDonald's Corp.    673,100                                        19,621
       Outback Steakhouse, Inc.    40,175                                  1,591
       Regis Corp.    23,500                                               1,006
       Ruby Tuesday, Inc.    34,800                                          860
     o Service Corp. International    161,700                              1,069
     o Starbucks Corp.    211,700                                         11,195
       Wendy's International, Inc.    61,200                               2,042
       Yum! Brands, Inc.    155,120                                        6,748
                                                                     -----------
                                                                          80,258
       NON-FERROUS METALS  0.4%
       -------------------------------------------------------------------------
       Alcoa, Inc.    463,495                                             15,064
       Engelhard Corp.    67,387                                           1,907
       Freeport-McMoran Copper & Gold, Inc.,
       Class B    92,394                                                   3,346
       Phelps Dodge Corp.    48,000                                        4,202
                                                                     -----------
                                                                          24,519
       OIL: DOMESTIC  1.4%
       -------------------------------------------------------------------------
       Amerada Hess Corp.    48,200                                        3,890
       Ashland, Inc.    36,900                                             2,126
       Chesapeake Energy Corp.    127,400                                  2,049
       ConocoPhillips    364,678                                          30,746
       Consol Energy, Inc.    48,200                                       1,706
     @ Diamond Offshore Drilling, Inc.    70,000                           2,366
       Kerr-McGee Corp.    80,004                                          4,738
       Marathon Oil Corp.    183,000                                       6,974
       Murphy Oil Corp.    49,340                                          3,948
     o Nabors Industries Ltd.    78,700                                    3,866
    @o National-Oilwell, Inc.    45,700                                    1,541
     o Newfield Exploration Co.    30,100                                  1,752
       Patina Oil & Gas Corp.    36,800                                    1,053
       Patterson-UTI Energy, Inc.    87,000                                1,673
       Pioneer Natural Resources Co.    77,000                             2,495
       Pogo Producing Co.    34,200                                        1,568
     o Pride International, Inc.    72,800                                 1,345
       Sunoco, Inc.    39,500                                              2,937
     o Ultra Petroleum Corp.    39,900                                     1,939
       Unocal Corp.    138,834                                             5,796
     o Varco International, Inc.    52,400                                 1,451
       XTO Energy, Inc.    137,066                                         4,575
                                                                     -----------
                                                                          90,534
       OIL: INTERNATIONAL  3.6%
       -------------------------------------------------------------------------
       ChevronTexaco Corp.    1,135,092                                   60,228
   (2) Exxon Mobil Corp.    3,473,230                                    170,952
                                                                     -----------
                                                                         231,180
       OPTICAL & PHOTO  0.2%
       -------------------------------------------------------------------------
     o Corning, Inc.    716,041                                            8,198
     @ Eastman Kodak Co.    153,700                                        4,654
     o Ingram Micro, Inc., Class A    81,200                               1,401
                                                                     -----------
                                                                          14,253
       PAPER & FOREST PRODUCTS  0.8%
       -------------------------------------------------------------------------
     o Boise Cascade Corp.    46,400                                       1,370
     @ Bowater, Inc.    29,800                                             1,098
     @ Georgia-Pacific Corp.    136,388                                    4,718
       International Paper Co.    257,345                                  9,910
       Kimberly-Clark Corp.    267,860                                    15,983
       Louisiana-Pacific Corp.    56,900                                   1,395
       MeadWestvaco Corp.    107,653                                       3,394
       Packaging Corp. of America    56,600                                1,241
       Rayonier, Inc.    26,196                                            1,242
    @o Smurfit-Stone Container Corp.    132,600                            2,302
       Temple-Inland, Inc.    29,200                                       1,726
       Weyerhaeuser Co.    119,700                                         7,498
                                                                     -----------
                                                                          51,877
       PRODUCER GOODS & MANUFACTURING  5.0%
       -------------------------------------------------------------------------
    @o AGCO Corp.    47,500                                                  922
     o American Standard Cos., Inc.    114,700                             4,195
       Ametek, Inc.    36,000                                              1,185
     @ Avery Dennison Corp.    59,300                                      3,608
       Blyth, Inc.    23,700                                                 713
       Briggs & Stratton Corp.    11,900                                     855
       Caterpillar, Inc.    182,300                                       14,682
       Cooper Industries Ltd., Class A    50,100                           3,201
     @ Deere & Co.    130,700                                              7,813
     @ Dover Corp.    108,700                                              4,269
       Emerson Electric Co.    225,700                                    14,456
     @ Fastenal Co.    40,800                                              2,253

SCHWAB 1000 FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
     o Fisher Scientific International, Inc.
       60,860                                                              3,491
 @=(1) General Electric Co.    5,602,200                                 191,147
       Graco, Inc.    37,050                                               1,274
       Harsco Corp.    22,000                                              1,066
       Herman Miller, Inc.    39,200                                         906
       HNI Corp.    31,300                                                 1,265
       Honeywell International, Inc.    458,863                           15,454
       Hubbell, Inc., Class B    32,138                                    1,469
       Illinois Tool Works, Inc.    159,642                               14,732
       Ingersoll-Rand Co., Class A    93,100                               6,372
       Johnson Controls, Inc.    101,400                                   5,815
     o Millipore Corp.    26,100                                           1,200
       Pall Corp.    67,133                                                1,736
       Parker Hannifin Corp.    63,575                                     4,490
       Pentair, Inc.    52,800                                             1,974
       Precision Castparts Corp.    33,300                                 1,998
       Roper Industries, Inc.    19,200                                    1,184
       Snap-On, Inc.    31,350                                               921
     @ SPX Corp.    40,800                                                 1,565
       Teleflex, Inc.    21,300                                              933
       The Timken Co.    47,800                                            1,147
       W.W. Grainger, Inc.    48,900                                       2,865
       York International Corp.    21,500                                    685
                                                                     -----------
                                                                         321,841
       RAILROAD & SHIPPING  0.4%
       -------------------------------------------------------------------------
       Burlington Northern Santa Fe Corp.
       199,053                                                             8,322
       CSX Corp.    114,900                                                4,194
       Norfolk Southern Corp.    209,500                                   7,113
       Union Pacific Corp.    138,861                                      8,744
                                                                     -----------
                                                                          28,373
       REAL PROPERTY  1.7%
       -------------------------------------------------------------------------
       AMB Property Corp.    43,900                                        1,646
     @ Annaly Mortgage Management, Inc.
       61,400                                                              1,104
       Apartment Investment & Management Co.,
       Class A    50,600                                                   1,857
       Archstone-Smith Trust    102,500                                    3,439
       Arden Realty, Inc.    34,500                                        1,176
       AvalonBay Communities, Inc.    38,200                               2,501
       Boston Properties, Inc.    56,700                                   3,386
       BRE Properties, Class A    26,900                                   1,073
       Camden Property Trust    21,200                                       963
       CarrAmerica Realty Corp.    28,200                                    909
       Catellus Development Corp.    55,398                                1,598
       CBL & Associates Properties, Inc.    16,300                         1,068
       Centerpoint Properties Trust    24,800                              1,148
       Cousins Properties, Inc.    26,100                                    971
     @ Crescent Real Estate Equity Co.    53,300                             853
       Developers Diversified Realty Corp.    54,500                       2,278
       Duke Realty Corp.    73,000                                         2,489
       Equity Office Properties Trust    214,400                           6,029
       Equity Residential    147,800                                       4,929
       Essex Property Trust, Inc.    12,300                                  965
       Federal Realty Investment Trust    26,400                           1,253
       Forest City Enterprises, Inc., Class A    26,750                    1,470
       General Growth Properties, Inc.    115,300                          3,804
       Health Care Property Investors, Inc.    69,600                      1,937
       Health Care Real Estate Investment Trust, Inc.
       26,500                                                                954
       Healthcare Realty Trust, Inc.    23,000                               928
       Hospitality Properties Trust    35,900                              1,538
    @o Host Marriott Corp.    171,300                                      2,492
       iStar Financial, Inc.    57,800                                     2,394
       Kimco Realty Corp.    59,300                                        3,235
       Liberty Property Trust    42,900                                    1,740
       The Macerich Co.    31,000                                          1,852
       Mack-Cali Realty Corp.    31,200                                    1,378
       The Mills Corp.    25,900                                           1,436
       New Plan Excel Realty Trust    52,500                               1,373
       Pan Pacific Retail Properties, Inc.    21,700                       1,229
       Plum Creek Timber Co., Inc.    98,200                               3,564
       ProLogis    96,608                                                  3,766
       Public Storage, Inc.    68,100                                      3,558
       Realty Income Corp.    20,400                                         979
       Regency Centers Corp.    32,100                                     1,568
       The Rouse Co.    55,100                                             3,675
       Shurgard Storage Centers, Inc., Class A    24,500                     973
       Simon Property Group, Inc.    116,670                               6,804
       SL Green Realty Corp.    21,300                                     1,168
       The St. Joe Co.    40,800                                           2,077
     @ Thornburg Mortgage, Inc.    38,700                                  1,106
       Trizec Properties, Inc.    81,000                                   1,292
       United Dominion Realty Trust, Inc.    68,100                        1,436
       Ventas, Inc.    43,000                                              1,157
       Vornado Realty Trust    66,900                                      4,496
       Weingarten Realty Investment    43,950                              1,589
                                                                     -----------
                                                                         108,603
       RETAIL  6.6%
       -------------------------------------------------------------------------
    @o 99 Cents Only Stores    38,766                                        597
     @ Abercrombie & Fitch Co., Class A
       51,800                                                              2,030
     o Advance Auto Parts, Inc.    39,300                                  1,537

SCHWAB 1000 FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       Albertson's, Inc.    196,742                                        4,488
    @o Amazon.com, Inc.    217,100                                         7,410
     o AnnTaylor Stores Corp.    36,450                                      819
    @o Autonation, Inc.    142,500                                         2,455
    @o AutoZone, Inc.    44,900                                            3,673
     o Barnes & Noble, Inc.    35,800                                      1,191
     o Bed, Bath & Beyond, Inc.    158,800                                 6,477
     @ Best Buy Co., Inc.    173,550                                      10,278
     o Big Lots, Inc.    62,800                                              778
     o BJ's Wholesale Club, Inc.    37,500                                 1,089
     @ Borders Group, Inc.    41,600                                         948
     o Carmax, Inc.    55,600                                              1,465
     o Chico's FAS, Inc.    46,800                                         1,873
       Circuit City Stores, Inc.    106,100                                1,724
     @ Claire's Stores, Inc.    52,500                                     1,366
       Costco Wholesale Corp.    245,508                                  11,770
       CVS Corp.    211,514                                                9,192
       Dollar General Corp.    176,069                                     3,389
    @o Dollar Tree Stores, Inc.    61,800                                  1,786
       Family Dollar Stores, Inc.    92,400                                2,730
       Federated Department Stores, Inc.
       96,900                                                              4,889
       Foot Locker, Inc.    76,900                                         1,876
     @ The Gap, Inc.    482,500                                            9,640
       Home Depot, Inc.    1,179,397                                      48,450
       J.C. Penney Co., Inc. Holding Co.    146,300                        5,061
     o Kohl's Corp.    182,200                                             9,248
     o Kroger Co.    393,730                                               5,949
     @ Limitedbrands    274,168                                            6,794
       Lowe's Cos., Inc.    418,600                                       23,559
     @ The May Department Stores Co.    154,750                            4,033
       Michaels Stores, Inc.    71,800                                     2,089
     @ The Neiman Marcus Group, Inc., Class A    26,200                    1,594
       Nordstrom, Inc.    73,700                                           3,182
     o O'Reilly Automotive, Inc.    29,200                                 1,257
     o Office Depot, Inc.    168,048                                       2,721
       Pacific Sunwear of California    42,000                               984
     @ PETsMART, Inc.    76,800                                            2,456
       Pier 1 Imports, Inc.    47,800                                        858
       RadioShack Corp.    88,132                                          2,638
     o Rent-A-Center, Inc.    45,750                                       1,098
     o Rite Aid Corp.    276,900                                           1,030
       Ross Stores, Inc.    81,600                                         2,144
    @o Safeway, Inc.    237,180                                            4,326
       Saks, Inc.    73,640                                                  900
     @ Sears, Roebuck & Co.    113,600                                     3,976
       Staples, Inc.    265,560                                            7,898
       Talbots, Inc.    30,400                                               802
       Target Corp.    477,900                                            23,905
     @ Tiffany & Co.    77,100                                             2,261
       TJX Cos., Inc.    265,400                                           6,364
     o Toys 'R' Us, Inc.    114,580                                        2,064
     o Urban Outfitters, Inc.    42,600                                    1,747
  =(4) Wal-Mart Stores, Inc.    2,267,900                                122,285
       Walgreen Co.    546,500                                            19,614
       Whole Foods Market, Inc.    32,200                                  2,622
    @o Williams-Sonoma, Inc.    62,700                                     2,393
                                                                     -----------
                                                                         421,772
       STEEL  0.1%
       -------------------------------------------------------------------------
     @ Nucor Corp.    83,800                                               3,539
     @ United States Steel Corp.    56,360                                 2,070
       Worthington Industries, Inc.    46,100                                915
                                                                     -----------
                                                                           6,524
       TELEPHONE  3.3%
       -------------------------------------------------------------------------
       Adtran, Inc.    42,500                                                918
       Alltel Corp.    164,567                                             9,040
       AT&T Corp.    425,617                                               7,282
     o Avaya, Inc.    235,100                                              3,385
       BellSouth Corp.    979,400                                         26,121
       CenturyTel, Inc.    74,287                                          2,384
     o Citizens Communications Co.    152,518                              2,044
     o Crown Castle International Corp.
       118,000                                                             1,807
    @o Level 3 Communications, Inc.    363,200                             1,220
     o Liberty Media Corp., Class A    1,549,300                          13,820
     o Nextel Communications, Inc., Class A
       571,600                                                            15,142
     o Nextel Partners, Inc., Class A    98,000                            1,650
     o NTL, Inc.    46,700                                                 3,106
     o Qwest Communications International, Inc.
       948,647                                                             3,244
       SBC Communications, Inc.    1,750,128                              44,208
     @ Sprint Corp. (FON Group)    756,028                                15,839
       Telephone & Data Systems, Inc.    30,900                            2,314
     o U.S. Cellular Corp.    46,100                                       1,920
       Verizon Communications, Inc.    1,464,693                          57,270
                                                                     -----------
                                                                         212,714
       TOBACCO  1.0%
       -------------------------------------------------------------------------
     @ Altria Group, Inc.    1,093,500                                    52,991
     @ Reynolds American, Inc.    78,700                                   5,419
       UST, Inc.    88,900                                                 3,659
                                                                     -----------
                                                                          62,069
       TRAVEL & RECREATION  0.5%
       -------------------------------------------------------------------------
       Brunswick Corp.    49,100                                           2,304
     o Caesars Entertainment, Inc.    162,600                              2,910
     @ Harrah's Entertainment, Inc.    59,200                              3,464
       Hilton Hotels Corp.    203,467                                      4,049

SCHWAB 1000 FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
     @ Mandalay Resort Group    34,900                                     2,401
       Marriott International, Inc., Class A
       120,700                                                             6,577
     o MGM Mirage    75,700                                                4,073
       Starwood Hotels & Resorts Worldwide, Inc.
       108,400                                                             5,174
     @ Station Casinos, Inc.    32,200                                     1,641
                                                                     -----------
                                                                          32,593
       TRUCKING & FREIGHT  0.3%
       -------------------------------------------------------------------------
     @ C.H. Robinson Worldwide, Inc.    45,200                             2,438
       CNF, Inc.    26,700                                                 1,169
       Expeditors International Washington, Inc.
       56,400                                                              3,220
       J.B. Hunt Transport Services, Inc.
       43,000                                                              1,757
       Paccar, Inc.    93,870                                              6,506
       Ryder Systems, Inc.    34,500                                       1,729
     o Swift Transportation Co., Inc.    44,900                              849
       Werner Enterprises, Inc.    42,800                                    907
     o Yellow Roadway Corp.    25,300                                      1,214
                                                                     -----------
                                                                          19,789
       UTILITIES: ELECTRIC & GAS  3.3%
       -------------------------------------------------------------------------
     o The AES Corp.    334,106                                            3,642
       AGL Resources, Inc.    34,500                                       1,076
     o Allegheny Energy, Inc.    68,200                                    1,249
       Allete, Inc.    15,566                                                529
       Alliant Energy Corp.    59,300                                      1,564
       Ameren Corp.    97,730                                              4,691
       American Electric Power Co., Inc.
       211,920                                                             6,979
       Aqua America, Inc.    49,675                                        1,086
    @o Calpine Corp.    221,700                                              552
       Centerpoint Energy, Inc.    164,217                                 1,726
     @ Cinergy Corp.    95,465                                             3,773
     @ Consolidated Edison, Inc.    128,100                                5,566
       Constellation Energy Group, Inc.    89,750                          3,646
       Dominion Resources, Inc.    174,016                                11,193
       DPL, Inc.    67,892                                                 1,466
       DTE Energy Co.    90,183                                            3,852
     @ Duke Energy Corp.    488,162                                       11,975
    @o Dynegy, Inc., Class A    202,300                                      997
       Edison International    174,700                                     5,328
     @ El Paso Corp.    344,646                                            3,081
       Energen Corp.    19,400                                             1,043
       Energy East Corp.    78,384                                         1,975
       Entergy Corp.    122,821                                            8,028
       Equitable Resources, Inc.    33,400                                 1,847
       Exelon Corp.    352,374                                            13,961
       FirstEnergy Corp.    176,898                                        7,311
       FPL Group, Inc.    98,600                                           6,794
     @ Great Plains Energy, Inc.    37,200                                 1,060
       Hawaiian Electric Industries, Inc.    40,400                        1,133
     @ KeySpan Corp.    85,334                                             3,409
       Kinder Morgan, Inc.    66,200                                       4,261
       MDU Resources Group, Inc.    60,800                                 1,559
       National Fuel Gas Co.    43,700                                     1,224
       Nicor, Inc.    23,700                                                 889
       NiSource, Inc.    140,880                                           3,022
     @ Northeast Utilities, Inc.    71,800                                 1,388
       NSTAR    28,400                                                     1,405
       OGE Energy Corp.    46,700                                          1,185
     @ Oneok, Inc.    54,800                                               1,470
       Peoples Energy Corp.    19,700                                        843
       Pepco Holdings, Inc.    92,025                                      1,897
     o PG&E Corp.    222,358                                               7,124
       Piedmont Natural Gas Co.    20,300                                    924
       Pinnacle West Capital Corp.    49,000                               2,088
       PPL Corp.    95,220                                                 4,951
       Progress Energy, Inc.    131,400                                    5,427
     o Public Service Enterprise Group, Inc.
       126,100                                                             5,371
       Puget Energy, Inc.    50,600                                        1,177
       Questar Corp.    44,600                                             2,141
     @ SCANA Corp.    59,500                                               2,207
     @ Sempra Energy    121,438                                            4,073
     @ The Southern Co.    394,700                                        12,469
       TECO Energy, Inc.    100,800                                        1,411
       TXU Corp.    157,712                                                9,655
       Vectren Corp.    40,600                                             1,050
       Westar Energy, Inc.    38,900                                         815
     @ Williams Cos., Inc.    277,909                                      3,477
       Wisconsin Energy Corp.    63,200                                    2,063
       WPS Resources Corp.    19,500                                         926
       Xcel Energy, Inc.    214,035                                        3,660
                                                                     -----------
                                                                         210,684
       PREFERRED STOCK  0.0% of net assets

       REAL PROPERTY  0.0%
       -------------------------------------------------------------------------
       Simon Property Group LP    7,020                                      382

       WARRANTS  0.0% of net assets

       REAL PROPERTY  0.0%
       -------------------------------------------------------------------------
       General Growth Properties, Inc. expires
       11/09/04    11,530                                                      9

SCHWAB 1000 FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       SHORT-TERM INVESTMENT  0.2% of net assets

       Provident Institutional TempFund
       13,754,005                                                         13,754

                                                     FACE
       SECURITY                                     AMOUNT
         RATE, MATURITY DATE                     ($ x 1,000)
       U.S. TREASURY OBLIGATION  0.0% of net assets

     = U.S. Treasury Bill
             1.63%, 12/16/04                             300                 299
       -------------------------------------------------------------------------

END OF INVESTMENTS.

                                                     FACE
       SECURITY                                     AMOUNT
         RATE, MATURITY DATE                     ($ x 1,000)
       COLLATERAL INVESTED FOR SECURITIES ON LOAN
       10.3% of net assets

       COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  4.0%
       -------------------------------------------------------------------------
       Canadian Imperial Bank of

       Commerce/New York
             1.92%, 11/29/04                          36,821              36,815
             1.72%, 05/25/05                          35,997              35,989
       Crown Point Capital
             1.80%, 11/05/04                          19,819              19,788
       Foreningssparbanken AB
             1.83%, 11/15/04                          58,583              58,574
       Fortis Bank NY
             1.78%, 06/06/05                          21,855              21,853
             2.06%, 06/08/05                           8,015               8,014
       Societe Generale NY
             1.95%, 11/01/04                          35,907              35,900
             1.83%, 11/15/04                           9,413               9,409
       Westdeutsche Landesbank AG
             1.50%, 01/10/05                          27,833              27,826
                                                                     -----------
                                                                         254,168
       SHORT-TERM INVESTMENTS  6.3%
       -------------------------------------------------------------------------
       Citibank, Time Deposit
             1.76%, 11/01/04                          16,254              16,254

       SECURITY AND NUMBER OF SHARES

       Institutional Money Market Trust
       389,235,872                                                       389,236
                                                                     -----------
                                                                         405,490

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 10/31/04. All numbers x $1,000 except number of futures contracts.

                                    NUMBER
                                      OF             CONTRACT         UNREALIZED
                                   CONTRACTS          VALUE             GAINS
FUTURES CONTRACTS

S&P 500 Index,
Long expires
12/17/04                              30              8,477              87

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11: CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant's internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 12: EXHIBITS.

(a)(1) Registrant's code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

   (2) Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

   (3) Not applicable.

(b) A certification for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant )  Schwab Investments - Schwab 1000 Fund

By: /s/ Evelyn Dilsaver
   --------------------------------
        Evelyn Dilsaver
        Chief Executive Officer

Date: December 16, 2004
     ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Evelyn Dilsaver
   --------------------------------
        Evelyn Dilsaver
        Chief Executive Officer

Date: December 16, 2004
     ------------

By: /s/ George Pereira
   --------------------------------
        George Pereira
        Principal Financial Officer

Date: December 16, 2004
     ------------